                      STATEMENT OF ADDITIONAL INFORMATION
                                 OCT. 30, 2006


RIVERSOURCE(SM) BOND SERIES, INC.                                       RIVERSOURCE MANAGERS SERIES, INC.
    RiverSource Core Bond Fund                                             RiverSource Aggressive Growth Fund
    RiverSource Floating Rate Fund                                         RiverSource Fundamental Growth Fund
    RiverSource Income Opportunities Fund                                  RiverSource Fundamental Value Fund
    RiverSource Inflation Protected Securities Fund                        RiverSource Select Value Fund
    RiverSource Limited Duration Bond Fund                                 RiverSource Small Cap Equity Fund
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST                                    RiverSource Small Cap Value Fund
    RiverSource California Tax-Exempt Fund                                 RiverSource Value Fund
RIVERSOURCE DIMENSIONS SERIES, INC.                                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
    RiverSource Disciplined Small and Mid Cap Equity Fund                  RiverSource Portfolio Builder Aggressive Fund
    RiverSource Disciplined Small Cap Value Fund                           RiverSource Portfolio Builder Conservative Fund
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.                                RiverSource Portfolio Builder Moderate Aggressive Fund
    RiverSource Diversified Bond Fund                                      RiverSource Portfolio Builder Moderate Conservative Fund
RIVERSOURCE EQUITY SERIES, INC.                                            RiverSource Portfolio Builder Moderate Fund
    RiverSource Mid Cap Growth Fund                                        RiverSource Portfolio Builder Total Equity Fund
RIVERSOURCE GLOBAL SERIES, INC.                                            RiverSource S&P 500 Index Fund
    RiverSource Absolute Return Currency and Income Fund                   RiverSource Small Company Index Fund
    RiverSource Emerging Markets Bond Fund                             RIVERSOURCE MONEY MARKET SERIES, INC.
    RiverSource Emerging Markets Fund                                      RiverSource Cash Management Fund
    RiverSource Global Bond Fund                                       RIVERSOURCE RETIREMENT SERIES TRUST
    RiverSource Global Equity Fund                                         RiverSource Retirement Plus SM 2010 Fund
    RiverSource Global Technology Fund                                     RiverSource Retirement Plus 2015 Fund
RIVERSOURCE GOVERNMENT INCOME SERIES, INC.                                 RiverSource Retirement Plus 2020 Fund
    RiverSource Short Duration U.S. Government Fund                        RiverSource Retirement Plus 2025 Fund
    RiverSource U.S. Government Mortgage Fund                              RiverSource Retirement Plus 2030 Fund
RIVERSOURCE HIGH YIELD INCOME SERIES, INC.                                 RiverSource Retirement Plus 2035 Fund
    RiverSource High Yield Bond Fund                                       RiverSource Retirement Plus 2040 Fund
RIVERSOURCE INCOME SERIES, INC.                                            RiverSource Retirement Plus 2045 Fund
    RiverSource Income Builder Basic Income Fund                       RIVERSOURCE SECTOR SERIES, INC.
    RiverSource Income Builder Enhanced Income Fund                        RiverSource Dividend Opportunity Fund
    RiverSource Income Builder Moderate Income Fund                        RiverSource Real Estate Fund
RIVERSOURCE INTERNATIONAL MANAGERS SERIES, INC.                        RIVERSOURCE SELECTED SERIES, INC.
    RiverSource International Aggressive Fund Growth Fund                  RiverSource Precious Metals Fund
    RiverSource International Equity Fund                              RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
    RiverSource International Select Value Fund                            RiverSource Massachusetts Tax-Exempt Fund
    RiverSource International Small Cap Fund                               RiverSource Michigan Tax-Exempt Fund
RIVERSOURCE INTERNATIONAL SERIES, INC.                                     RiverSource Minnesota Tax-Exempt Fund
    RiverSource Disciplined International Equity Fund                      RiverSource New York Tax-Exempt Fund
    RiverSource European Equity Fund                                       RiverSource Ohio Tax-Exempt Fund
    RiverSource International Opportunity Fund                         RIVERSOURCE STRATEGIC ALLOCATION SERIES, INC.
RIVERSOURCE INVESTMENT SERIES, INC.                                        RiverSource Strategic Allocation Fund
    RiverSource Balanced Fund                                          RIVERSOURCE STRATEGY SERIES, INC.
    RiverSource Diversified Equity Income Fund                             RiverSource Equity Value Fund
    RiverSource Mid Cap Value Fund                                         RiverSource Small Cap Advantage Fund
RIVERSOURCE LARGE CAP SERIES, INC.                                         RiverSource Small Cap Growth Fund
    RiverSource Disciplined Equity Fund                                RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
    RiverSource Growth Fund                                                RiverSource Tax-Exempt High Income Fund
    RiverSource Large Cap Equity Fund                                  RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
    RiverSource Large Cap Value Fund                                       RiverSource Tax-Exempt Money Market Fund
                                                                       RIVERSOURCE TAX-EXEMPT SERIES, INC.
                                                                           RiverSource Intermediate Tax-Exempt Fund
                                                                           RiverSource Tax-Exempt Bond Fund

This is the Statement of Additional Information (SAI) for each of the funds listed on the previous page. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.

Each fund is governed by a Board of Directors/Trustees ("Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the "investment manager" or "RiverSource Investments"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), and other aspects of fund management can be found by referencing the Table of Contents below.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies..................................p. 6
Investment Strategies and Types of Investments ....................................p. 16
Information Regarding Risks and Investment Strategies .............................p. 18
Securities Transactions ...........................................................p. 44
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager ......p. 57
Valuing Fund Shares ...............................................................p. 61
Portfolio Holdings Disclosure .....................................................p. 70
Proxy Voting ......................................................................p. 71
Investing in a Fund ...............................................................p. 73
Selling Shares ....................................................................p. 77
Pay-out Plans .....................................................................p. 78
Capital Loss Carryover.............................................................p. 79
Taxes .............................................................................p. 83
Agreements.........................................................................p. 87
Organizational Information .......................................................p. 158
Board Members and Officers .......................................................p. 162
Control Persons and Principal Holders of Securities...............................p. 173
Independent Registered Public Accounting Firm.....................................p. 185
Appendix A: Description of Ratings................................................p. 186
Appendix B: State Risk Factors....................................................p. 192
Appendix C: Additional Information about the S&P 500 Index........................p. 193



Statement of Additional Information - Oct. 30, 2006                     Page 2

LIST OF TABLES


1.    Fund Fiscal Year Ends, Prospectus Date and Investment Categories.........p. 4
2.    Fundamental Policies.....................................................p. 6
3.    Nonfundamental Policies.................................................p. 10
4.    Investment Strategies and Types of Investments..........................p. 16
5.    Total Brokerage Commissions.............................................p. 46
6.    Brokerage Directed for Research and Turnover Rates......................p. 48
7.    Securities of Regular Brokers or Dealers................................p. 51
8.    Brokerage Commissions Paid to Investment Manager or Affiliates..........p. 58
9.    Valuing Fund Shares.....................................................p. 61
10.   Class A Sales Charge....................................................p. 73
11.   Public Offering Price...................................................p. 74
12.   Capital Loss Carryover..................................................p. 79
13.   Corporate Deduction and Qualified Dividend Income.......................p. 84
14.   Investment Management Services Agreement Fee Schedule...................p. 87
15.   Lipper Indexes..........................................................p. 95
16.   Performance Incentive Adjustment Calculation............................p. 96
17.   Management Fees and Nonadvisory Expenses................................p. 97
18.   Subadvisers and Subadvisory Agreement Fee Schedules....................p. 102
19.   Subadvisory Fees.......................................................p. 105
20.   Portfolio Managers.....................................................p. 107
21.   Administrative Services Agreement Fee Schedule.........................p. 146
22.   Administrative Fees....................................................p. 148
23.   Sales Charges Paid to Distributor......................................p. 151
24.   12b-1 Fees.............................................................p. 155
25.   Fund History Table for RiverSource Funds...............................p. 158
26.   Board Members..........................................................p. 162
27.   Fund Officers..........................................................p. 163
28.   Committee Meetings.....................................................p. 164
29.   Board Member Holdings - All Funds......................................p. 165
30.   Board Member Holdings - Individual Funds...............................p. 165
31.   Board Member Compensation - All Funds..................................p. 168
32.   Board Member Compensation - Individual Funds...........................p. 169
33.   Control Persons and Principal Holders of Securities....................p. 173


Statement of Additional Information - Oct. 30, 2006                     Page 3

   TABLE 1. FUND FISCAL YEAR ENDS, PROSPECTUS DATE AND INVESTMENT CATEGORIES

-------------------------------------------------------------------------------------------------------------
                 FUND                      FISCAL YEAR END   PROSPECTUS DATE     FUND INVESTMENT CATEGORY*
-------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income**     October 31        June 2, 2006       Taxable fixed income
-------------------------------------------------------------------------------------------------------------
Aggressive Growth                         May 31            July 28, 2006      Equity
-------------------------------------------------------------------------------------------------------------
Balanced                                  September 30      Nov. 29, 2005      Balanced
-------------------------------------------------------------------------------------------------------------

California Tax-Exempt***                  August 31         Oct. 30, 2006      State tax-exempt fixed income

-------------------------------------------------------------------------------------------------------------
Cash Management                           July 31           Sept. 29, 2006     Taxable money market
-------------------------------------------------------------------------------------------------------------
Core Bond                                 July 31           Sept. 29, 2006     Taxable fixed income
-------------------------------------------------------------------------------------------------------------
Disciplined Equity                        July 31           Sept. 29, 2006     Equity
-------------------------------------------------------------------------------------------------------------
Disciplined International Equity**        October 31        April 24, 2006     Equity
-------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity      July 31           Sept. 29, 2006     Equity
-------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value               July 31           Sept. 29, 2006     Equity
-------------------------------------------------------------------------------------------------------------

Diversified Bond                          August 31         Oct. 30, 2006      Taxable fixed income

-------------------------------------------------------------------------------------------------------------
Diversified Equity Income                 September 30      Nov. 29, 2005      Equity
-------------------------------------------------------------------------------------------------------------
Dividend Opportunity                      June 30           Aug. 29, 2006      Equity
-------------------------------------------------------------------------------------------------------------
Emerging Markets                          October 31        Dec. 30, 2005      Equity
-------------------------------------------------------------------------------------------------------------
Emerging Markets Bond**                   October 31        July 28, 2006      Taxable fixed income
-------------------------------------------------------------------------------------------------------------
Equity Value                              March 31          May 30, 2006       Equity
-------------------------------------------------------------------------------------------------------------
European Equity                           October 31        Dec. 30, 2005      Equity
-------------------------------------------------------------------------------------------------------------
Floating Rate                             July 31           Sept. 29, 2006     Taxable fixed income
-------------------------------------------------------------------------------------------------------------
Fundamental Growth                        May 31            July 28, 2006      Equity
-------------------------------------------------------------------------------------------------------------
Fundamental Value                         May 31            July 28, 2006      Equity
-------------------------------------------------------------------------------------------------------------
Global Bond                               October 31        Dec. 30, 2005      Taxable fixed income
-------------------------------------------------------------------------------------------------------------
Global Equity                             October 31        Dec. 30, 2005      Equity
-------------------------------------------------------------------------------------------------------------
Global Technology                         October 31        Dec. 30, 2005      Equity
-------------------------------------------------------------------------------------------------------------
Growth                                    July 31           Sept. 29, 2006     Equity
-------------------------------------------------------------------------------------------------------------
High Yield Bond                           May 31            July 28, 2006      Taxable fixed income
-------------------------------------------------------------------------------------------------------------
Income Builder Basic Income               May 31            July 28, 2006      Funds-of-funds - fixed income
-------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income            May 31            July 28, 2006      Funds-of-funds - fixed income
-------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income            May 31            July 28, 2006      Funds-of-funds - fixed income
-------------------------------------------------------------------------------------------------------------
Income Opportunities                      July 31           Sept. 29, 2006     Taxable fixed income
-------------------------------------------------------------------------------------------------------------
Inflation Protected Securities            July 31           Sept. 29, 2006     Taxable fixed income
-------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                   November 30       Jan. 27, 2006      Tax-exempt fixed income
-------------------------------------------------------------------------------------------------------------
International Aggressive Growth           October 31        Dec. 30, 2005      Equity
-------------------------------------------------------------------------------------------------------------
International Equity                      October 31        Dec. 30, 2005      Equity
-------------------------------------------------------------------------------------------------------------
International Opportunity                 October 31        Dec. 30, 2005      Equity
-------------------------------------------------------------------------------------------------------------
International Select Value                October 31        Dec. 30, 2005      Equity
-------------------------------------------------------------------------------------------------------------
International Small Cap                   October 31        Dec. 30, 2005      Equity
-------------------------------------------------------------------------------------------------------------
Large Cap Equity                          July 31           Sept. 29, 2006     Equity
-------------------------------------------------------------------------------------------------------------
Large Cap Value                           July 31           Sept. 29, 2006     Equity
-------------------------------------------------------------------------------------------------------------
Limited Duration Bond                     July 31           Sept. 29, 2006     Taxable fixed income
-------------------------------------------------------------------------------------------------------------

Massachusetts Tax-Exempt***               August 31         Oct. 30, 2006      State tax-exempt fixed income
-------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt***                    August 31         Oct. 30, 2006      State tax-exempt fixed income

-------------------------------------------------------------------------------------------------------------
Mid Cap Growth                            November 30       Jan. 27, 2006      Equity
-------------------------------------------------------------------------------------------------------------
Mid Cap Value                             September 30      Nov. 29, 2005      Equity
-------------------------------------------------------------------------------------------------------------

Minnesota Tax-Exempt***                   August 31         Oct. 30, 2006      State tax-exempt fixed income

-------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                     Page 4

-------------------------------------------------------------------------------------------------------------
                 FUND                      FISCAL YEAR END   PROSPECTUS DATE     FUND INVESTMENT CATEGORY*
-------------------------------------------------------------------------------------------------------------

New York Tax-Exempt***                    August 31         Oct. 30, 2006      State tax-exempt fixed income
-------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt***                        August 31         Oct. 30, 2006      State tax-exempt fixed income

-------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive              January 31        March 31, 2006     Funds-of-funds - equity
-------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative            January 31        March 31, 2006     Funds-of-funds - fixed income
-------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                January 31        March 31, 2006     Funds-of-funds - equity
-------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive     January 31        March 31, 2006     Funds-of-funds - equity
-------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative   January 31        March 31, 2006     Funds-of-funds - fixed income
-------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity            January 31        March 31, 2006     Funds-of-funds - equity
-------------------------------------------------------------------------------------------------------------
Precious Metals                           March 31          May 30, 2006       Equity
-------------------------------------------------------------------------------------------------------------
Real Estate                               June 30           Aug. 29, 2006      Equity
-------------------------------------------------------------------------------------------------------------
Retirement Plus 2010**                    April 30          April 26, 2006     Funds-of-funds - equity
-------------------------------------------------------------------------------------------------------------
Retirement Plus 2015**                    April 30          April 26, 2006     Funds-of-funds - equity
-------------------------------------------------------------------------------------------------------------
Retirement Plus 2020**                    April 30          April 26, 2006     Funds-of-funds - equity
-------------------------------------------------------------------------------------------------------------
Retirement Plus 2025**                    April 30          April 26, 2006     Funds-of-funds - equity
-------------------------------------------------------------------------------------------------------------
Retirement Plus 2030**                    April 30          April 26, 2006     Funds-of-funds - equity
-------------------------------------------------------------------------------------------------------------
Retirement Plus 2035**                    April 30          April 26, 2006     Funds-of-funds - equity
-------------------------------------------------------------------------------------------------------------
Retirement Plus 2040**                    April 30          April 26, 2006     Funds-of-funds - equity
-------------------------------------------------------------------------------------------------------------
Retirement Plus 2045**                    April 30          April 26, 2006     Funds-of-funds - equity
-------------------------------------------------------------------------------------------------------------
S&P 500 Index                             January 31        March 31, 2006     Equity
-------------------------------------------------------------------------------------------------------------
Select Value                              May 31            July 28, 2006      Equity
-------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government            May 31            July 28, 2006      Taxable fixed income
-------------------------------------------------------------------------------------------------------------
Small Cap Advantage                       March 31          May 30, 2006       Equity
-------------------------------------------------------------------------------------------------------------
Small Cap Equity                          May 31            July 28, 2006      Equity
-------------------------------------------------------------------------------------------------------------
Small Cap Growth                          March 31          May 30, 2006       Equity
-------------------------------------------------------------------------------------------------------------
Small Cap Value                           May 31            July 28, 2006      Equity
-------------------------------------------------------------------------------------------------------------
Small Company Index                       January 31        March 31, 2006     Equity
-------------------------------------------------------------------------------------------------------------
Strategic Allocation                      September 30      Nov. 29, 2005      Balanced
-------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                           November 30       Jan. 27, 2006      Tax-exempt fixed income
-------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                    November 30       Jan. 27, 2006      Tax-exempt fixed income
-------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                   December 31       March 1, 2006      Tax-exempt money market
-------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                  May 31            July 28, 2006      Taxable fixed income
-------------------------------------------------------------------------------------------------------------
Value                                     May 31            July 28, 2006      Equity
-------------------------------------------------------------------------------------------------------------

  *   The taxable fixed income fund investment category includes Absolute
      Return Currency and Income Fund, which is an alternative investment strategy.

 ** As of the date of this SAI, the fund has not passed its first fiscal year end, and therefore has no reporting information.


***   The fund changed its fiscal period end in 2006 from June 30 to Aug. 31.
      For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended
      June 30.


FUNDS-OF-FUNDS

Funds-of-funds invest in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the funds-of-funds. The policies of the underlying funds may permit funds-of-funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the funds-of-funds.



Statement of Additional Information - Oct. 30, 2006                     Page 5

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

      o Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

      o Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds - equity, under current Board policy, the fund has no current intention to lend to a material extent.

      o Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds - equity, under current Board policy, the fund has no current intention to borrow to a material extent.

ADDITIONALLY FOR CASH MANAGEMENT THE FUND WILL NOT:

      o Buy on margin or sell short or deal in options to buy or sell securities.

      o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

ADDITIONALLY FOR TAX-EXEMPT MONEY MARKET THE FUND WILL NOT:

      o     Buy on margin or sell short.

In addition to the policies described above and any fundamental policy described in the prospectus, the chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A shaded box indicates that the fund does not have a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         TABLE 2. FUNDAMENTAL POLICIES

The fund will not:

------------------------------------------------------------------------------------------------------------------------------------
                                A            B            C               D                 E                 F               G
                           BUY OR SELL  BUY OR SELL  ISSUE SENIOR   BUY MORE THAN    INVEST MORE THAN   CONCENTRATE IN   INVEST LESS
          FUND             REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER  5% IN AN ISSUER   ANY ONE INDUSTRY   THAN 80%
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return                A1           B1            C1                                                  F7
Currency and Income
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth              A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Balanced                       A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt          A1           B1                                                                               G1
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                A3           A3                            D1                E1
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                      A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity             A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                     Page 6

------------------------------------------------------------------------------------------------------------------------------------
                                A            B            C               D                 E                 F               G
          FUND             BUY OR SELL  BUY OR SELL  ISSUE SENIOR   BUY MORE THAN    INVEST MORE THAN   CONCENTRATE IN   INVEST LESS
                           REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER  5% IN AN ISSUER   ANY ONE INDUSTRY   THAN 80%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined                    A1           B4            C1              D1                E1                F1
International Equity
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and          A1           B4            C1              D1                E1                F1
Mid Cap Equity
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small              A1           B4            C1              D1                E1                F1
Cap Value
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond               A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity             A1           B1                            D1                E1                F1
Income
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity           A1           B1                            D1                E1
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets               A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond          A1           B4            C1                                                  F5
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                   A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
European Equity                A1           B1            C1                                                  F1
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                  A1           B4            C1              D1                E1                F6
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth             A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value              A1           B3            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                    A1           B1            C1              D1                                  F1
------------------------------------------------------------------------------------------------------------------------------------
Global Equity                  A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Global Technology              A1           B1            C1
------------------------------------------------------------------------------------------------------------------------------------
Growth                         A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                 A1           B4            C1                                                  F2
Basic Income*
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                 A1           B4            C1                                                  F2
Enhanced Income*
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                 A1           B4            C1                                                  F2
Moderate Income*
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities           A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected            A1           B1            C1                                                  F1
Securities
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt        A1           B1                            D1                E1                              G3(i)
------------------------------------------------------------------------------------------------------------------------------------
International                  A1           B3            C1              D1                E1                F1
Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
International Equity           A1           B3            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity      A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
International Select           A1           B3            C1              D1                E1                F1
Value
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap        A1           B3            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity               A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                A1           B3            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond          A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt       A1           B1                                                                               G1
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt            A1           B1                                                                               G1
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 A1           B1                            D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  A1           B1            C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt           A1           B1                                                                               G1
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt            A1           B1                                                                               G1
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt                A1           B1                                                                               G1
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                     Page 7

------------------------------------------------------------------------------------------------------------------------------------
                                A            B            C               D                 E                 F               G
          FUND             BUY OR SELL  BUY OR SELL  ISSUE SENIOR   BUY MORE THAN    INVEST MORE THAN   CONCENTRATE IN   INVEST LESS
                           REAL ESTATE  COMMODITIES   SECURITIES   10% OF AN ISSUER  5% IN AN ISSUER   ANY ONE INDUSTRY   THAN 80%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              A1            B1           C1                                                  F2
Aggressive*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              A1            B1           C1                                                  F2
Conservative*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate*    A1            B1           C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              A1            B1           C1                                                  F2
Moderate Aggressive*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              A1            B1           C1                                                  F2
Moderate Conservative*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder              A1            B1           C1                                                  F2
Total Equity*
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals                A1          B1(ii)         C1                                                  F3
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                    A1            B1           C1
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010*          A1            B4           C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015*          A1            B4           C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020*          A1            B4           C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025*          A1            B4           C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030*          A1            B4           C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035*          A1            B4           C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040*          A1            B4           C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045*          A1            B4           C1                                                  F2
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                  A1            B1           C1                                                  F4
------------------------------------------------------------------------------------------------------------------------------------
Select Value                   A1            B3           C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Short Duration                 A1            B1           C1              D1                E1                F1
U.S. Government
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage            A1            B1           C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity               A1            B3           C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth               A1            B1           C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                A1            B3           C1                                                  F1
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index            A1            B1                           D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation           A1            B1           C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                A1            B1                           D1                E1                             G3(iii)
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income         A1            B1                           D1                E1                               G2
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market        A2            B2                           D1                E1                               G3
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage       A1            B1           C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------
Value                          A1            B3           C1              D1                E1                F1
------------------------------------------------------------------------------------------------------------------------------------

    * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.

  (i) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.

 (ii) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.

(iii) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.



Statement of Additional Information - Oct. 30, 2006                     Page 8

A. BUY OR SELL REAL ESTATE

      A1 - The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

      A2 - The fund will not invest in real estate, but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

      A3 - The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

B. BUY OR SELL PHYSICAL COMMODITIES

      B1 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      B2 -  The fund will not invest in commodities or commodity contracts.

      B3 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      B4 - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

C. ISSUE SENIOR SECURITIES

      C1 - The fund will not issue senior securities, except as permitted under the 1940 Act.

D. BUY MORE THAN 10% OF AN ISSUER


      D1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.


E. INVEST MORE THAN 5% IN AN ISSUER


      E1 - The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund's total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.


F. CONCENTRATE

      F1 - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      F2 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

      F3 - The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.



Statement of Additional Information - Oct. 30, 2006                     Page 9

      F4 - The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      F5 - While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

      F6 - The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

      F7 - Concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund's total assets, based on current market value at the time of purchase, can be invested in any one industry.

G. INVEST LESS THAN 80%

      G1 - The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

      G2 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

      G3 - The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                       TABLE 3. NONFUNDAMENTAL POLICIES

  The following are guidelines that may be changed by the Board at any time:

--------------------------------------------------------------------------------------------------------------------------------
                            A          B           C          D         E            F            G           H           I
                         DEPOSIT   ILLIQUID                MARGIN,    MONEY      INVESTING                               TAX-
                           ON     SECURITIES;  INVESTMENT  SELLING    MARKET    TO CONTROL     FOREIGN       DEBT       EXEMPT
         FUND            FUTURES    BULLION    COMPANIES    SHORT   SECURITIES   OR MANAGE    SECURITIES  SECURITIES  SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
Absolute Return            A1         B2           C2                               F1
Currency and Income
--------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth          A1         B2           C1        D6         E1          F1          G1-15%        H9
--------------------------------------------------------------------------------------------------------------------------------
Balanced                   A1         B2           C1        D3         E1          F1          G1-25%
--------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt      A1         B4                     D5                                              H16      I1, I4, I6
--------------------------------------------------------------------------------------------------------------------------------
Cash Management                       B1           C1        See                                             H15
                                                           Table 2
--------------------------------------------------------------------------------------------------------------------------------
Core Bond                  A1         B2           C1        D3         E1          F1          G1-15%
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity         A1         B2           C1        D6         E1          F1          G1-20%        H6
--------------------------------------------------------------------------------------------------------------------------------
Disciplined                A1         B2           C2        D8         E1          F1         G1-100%
International Equity
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------
                             J           K          L
                                      INVEST
                           EQUITY      WHILE    DIVERSIFI-
         FUND            SECURITIES  BORROWING    CATION
----------------------------------------------------------
Absolute Return                         K1
Currency and Income
----------------------------------------------------------
Aggressive Growth
----------------------------------------------------------
Balanced
----------------------------------------------------------
California Tax-Exempt
----------------------------------------------------------
Cash Management

----------------------------------------------------------
Core Bond
----------------------------------------------------------
Disciplined Equity
----------------------------------------------------------
Disciplined                             K1
International Equity
----------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 10

--------------------------------------------------------------------------------------------------------------------------------
                            A          B           C          D         E            F            G           H           I
                         DEPOSIT   ILLIQUID                MARGIN,    MONEY      INVESTING                                TAX-
                            ON    SECURITIES;  INVESTMENT  SELLING    MARKET    TO CONTROL     FOREIGN       DEBT       EXEMPT
         FUND            FUTURES    BULLION    COMPANIES    SHORT   SECURITIES   OR MANAGE    SECURITIES  SECURITIES  SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and      A1         B2           C2        D8         E1          F1          G1-20%        H6
Mid Cap Equity
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Small          A1         B2           C2        D1         E1          F1          G1-20%        H6
Cap Value
--------------------------------------------------------------------------------------------------------------------------------
Diversified Bond           A1         B2           C1        D6         E1          F1          G1-15%
--------------------------------------------------------------------------------------------------------------------------------
Diversified                A1         B2           C1        D3         E1          F1          G1-25%       H11
Equity Income
--------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity       A1         B2           C1        D3         E1          F1          G1-25%        H4
--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets           A1         B2           C1        D1         E1          F1         G1-100%      H1, H7
--------------------------------------------------------------------------------------------------------------------------------
Emerging                   A1         B2           C2        D1         E1          F1         G1-100%
Markets Bond
--------------------------------------------------------------------------------------------------------------------------------
Equity Value               A1         B2           C1        D3         E1          F1          G1-25%       H12,
                                                                                                             H14
--------------------------------------------------------------------------------------------------------------------------------
European Equity            A1         B2                     D6                                G1-100%
--------------------------------------------------------------------------------------------------------------------------------
Floating Rate              A1         B2           C2        D1         E1          F1          G1-20%
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth         A1         B2           C1        D6         E1          F1          G1-15%        H7
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Value          A1         B2           C1        D1         E1
--------------------------------------------------------------------------------------------------------------------------------
Global Bond                A1         B2           C1        D1         E1          F1         G1-100%       H14
--------------------------------------------------------------------------------------------------------------------------------
Global Equity              A1         B2           C1        D1         E1          F1         G1-100%      H1, H6
--------------------------------------------------------------------------------------------------------------------------------
Global Technology          A1         B2           C1        D1         E1          F1         G1-100%      H1, H6
--------------------------------------------------------------------------------------------------------------------------------
Growth                     A1         B2           C1        D6         E1          F1          G1-25%        H4
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond            A1         B2           C1        D5         E1          F1          G1-25%
--------------------------------------------------------------------------------------------------------------------------------
Income Builder             A1         B2                     D1         E1          F1
Basic Income*
--------------------------------------------------------------------------------------------------------------------------------
Income Builder             A1         B2                     D1         E1          F1
Enhanced Income*
--------------------------------------------------------------------------------------------------------------------------------
Income Builder             A1         B2                     D1         E1          F1
Moderate Income*
--------------------------------------------------------------------------------------------------------------------------------
Income Opportunities       A1         B2           C1        D3         E1          F1          G1-25%
--------------------------------------------------------------------------------------------------------------------------------
Inflation Protected        A1         B2           C1        D3                                 G1-15%
Securities
--------------------------------------------------------------------------------------------------------------------------------
Intermediate               A1         B4           J2        D2                                              H10       I2, I3,
Tax-Exempt                                                                                                             I5, I6
--------------------------------------------------------------------------------------------------------------------------------
International              A1         B2           C1        D1         E1                     G1-100%
Aggressive Growth
--------------------------------------------------------------------------------------------------------------------------------
International Equity       A1         B2           C1        D1         E1                     G1-100%
--------------------------------------------------------------------------------------------------------------------------------
International              A1         B2           C1        D1         E1          F1         G3-100%
Opportunity
--------------------------------------------------------------------------------------------------------------------------------
International              A1         B2           C1        D1         E1                     G1-100%
Select Value
--------------------------------------------------------------------------------------------------------------------------------
International              A1         B2           C1        D1         E1                     G1-100%
Small Cap
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity           A1         B2           C1        D6         E1          F1          G1-20%        H6
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value            A1         B2           C1        D1         E1          F1          G1-20%        H7
--------------------------------------------------------------------------------------------------------------------------------
Limited                    A1         B2           C1        D3         E1          F1          G1-15%
Duration Bond
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------
                             J           K          L
         FUND                         INVEST
                           EQUITY      WHILE    DIVERSIFI-
                         SECURITIES  BORROWING    CATION
----------------------------------------------------------
Disciplined Small and                   K1
Mid Cap Equity
----------------------------------------------------------
Disciplined Small                       K1
Cap Value
----------------------------------------------------------
Diversified Bond
----------------------------------------------------------
Diversified
Equity Income
----------------------------------------------------------
Dividend Opportunity
----------------------------------------------------------
Emerging Markets
----------------------------------------------------------
Emerging                                K1
Markets Bond
----------------------------------------------------------
Equity Value

----------------------------------------------------------
European Equity                                   L1, L2
----------------------------------------------------------
Floating Rate                           K1
----------------------------------------------------------
Fundamental Growth
----------------------------------------------------------
Fundamental Value                       K1
----------------------------------------------------------
Global Bond
----------------------------------------------------------
Global Equity
----------------------------------------------------------
Global Technology
----------------------------------------------------------
Growth
----------------------------------------------------------
High Yield Bond              J1
----------------------------------------------------------
Income Builder                          K1
Basic Income*
----------------------------------------------------------
Income Builder                          K1
Enhanced Income*
----------------------------------------------------------
Income Builder                          K1
Moderate Income*
----------------------------------------------------------
Income Opportunities
----------------------------------------------------------
Inflation Protected
Securities
----------------------------------------------------------
Intermediate                 J2
Tax-Exempt
----------------------------------------------------------
International
Aggressive Growth
----------------------------------------------------------
International Equity
----------------------------------------------------------
International
Opportunity
----------------------------------------------------------
International                           K1
Select Value
----------------------------------------------------------
International
Small Cap
----------------------------------------------------------
Large Cap Equity
----------------------------------------------------------
Large Cap Value
----------------------------------------------------------
Limited
Duration Bond
----------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 11

--------------------------------------------------------------------------------------------------------------------------------
                            A          B           C          D         E           F             G           H           I
                         DEPOSIT   ILLIQUID                MARGIN,    MONEY     INVESTING                                TAX-
                           ON     SECURITIES;  INVESTMENT  SELLING    MARKET    TO CONTROL     FOREIGN       DEBT       EXEMPT
         FUND            FUTURES    BULLION    COMPANIES    SHORT   SECURITIES  OR MANAGE     SECURITIES  SECURITIES  SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts              A1         B4                     D5                                              H16      I1, I4,I6
Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt        A1         B4                     D5                                              H16      I1, I4,I6
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth             A1         B2           C1        D1         E1           F1         G1-15%        H5
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value              A1         B2           C1        D3         E1           F1         G1-25%        H8
--------------------------------------------------------------------------------------------------------------------------------
Minnesota                  A1         B4                     D5                                              H16      I1, I4, I6
Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------------
New York                   A1         B4                     D5                                              H16      I1, I4, I6
Tax-Exempt
--------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt            A1         B4                     D5                                              H16      I1, I4, I6
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder          A1         B2                     D6
Aggressive*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder          A1         B2                     D6
Conservative*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder          A1         B2                     D6
Moderate *
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder          A1         B2                     D6
Moderate Aggressive*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder          A1         B2                     D6
Moderate Conservative*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder          A1         B2                     D6
Total Equity*
--------------------------------------------------------------------------------------------------------------------------------
Precious Metals            A1       B2, B3         C1        D6         E1           F1           G2        H6(i),
                                                                                                             H17
--------------------------------------------------------------------------------------------------------------------------------
Real Estate                A1         B2           C1        D6                                 G1-10%
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010*      A1         B2                     D8         E1           F1
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015*      A1         B2                     D8         E1           F1
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020*      A1         B2                     D8         E1           F1
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025*      A1         B2                     D8         E1           F1
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030*      A1         B2                     D8         E1           F1
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035*      A1         B2                     D8         E1           F1
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040*      A1         B2                     D8         E1           F1
--------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045*      A1         B2                     D8         E1           F1
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index              A1         B2                     D3
--------------------------------------------------------------------------------------------------------------------------------
Select Value               A1         B2           C1        D1         E1                      G1-20%        H3
--------------------------------------------------------------------------------------------------------------------------------
Short Duration             A1         B2           C1        D7         E1           F1
U.S. Government
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage        A1         B2           C1        D1         E1
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity           A2         B2           C1        D1         E1                      G1-20%
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth           A1         B2           C1        D1         E1
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value            A1         B2           C1        D1         E1
--------------------------------------------------------------------------------------------------------------------------------
Small Company Index        A1         B2           C1        D4         E1           F1
--------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation       A1         B2           C1        D3                      F1         G1-50%      H2, H9
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond            A1         B4           J2        D2                                              H18          I2
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------
                             J           K          L
         FUND                         INVEST
                           EQUITY      WHILE    DIVERSIFI-
                         SECURITIES  BORROWING    CATION
----------------------------------------------------------
Massachusetts
Tax-Exempt
----------------------------------------------------------
Michigan Tax-Exempt

----------------------------------------------------------
Mid Cap Growth
----------------------------------------------------------
Mid Cap Value
----------------------------------------------------------
Minnesota
Tax-Exempt
----------------------------------------------------------
New York
Tax-Exempt
----------------------------------------------------------
Ohio Tax-Exempt

----------------------------------------------------------
Portfolio Builder
Aggressive*
----------------------------------------------------------
Portfolio Builder
Conservative*
----------------------------------------------------------
Portfolio Builder
Moderate *
----------------------------------------------------------
Portfolio Builder
Moderate Aggressive*
----------------------------------------------------------
Portfolio Builder
Moderate Conservative*
----------------------------------------------------------
Portfolio Builder
Total Equity*
----------------------------------------------------------
Precious Metals

----------------------------------------------------------
Real Estate
----------------------------------------------------------
Retirement Plus 2010*                   K1
----------------------------------------------------------
Retirement Plus 2015*                   K1
----------------------------------------------------------
Retirement Plus 2020*                   K1
----------------------------------------------------------
Retirement Plus 2025*                   K1
----------------------------------------------------------
Retirement Plus 2030*                   K1
----------------------------------------------------------
Retirement Plus 2035*                   K1
----------------------------------------------------------
Retirement Plus 2040*                   K1
----------------------------------------------------------
Retirement Plus 2045*                   K1
----------------------------------------------------------
S&P 500 Index                                     L1, L2
----------------------------------------------------------
Select Value
----------------------------------------------------------
Short Duration
U.S. Government
----------------------------------------------------------
Small Cap Advantage
----------------------------------------------------------
Small Cap Equity                        K1
----------------------------------------------------------
Small Cap Growth
----------------------------------------------------------
Small Cap Value                         K1        L1, L2
----------------------------------------------------------
Small Company Index
----------------------------------------------------------
Strategic Allocation
----------------------------------------------------------
Tax-Exempt Bond              J2
----------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 12

--------------------------------------------------------------------------------------------------------------------------------
                            A          B           C          D         E            F           G            H           I
         FUND            DEPOSIT   ILLIQUID                MARGIN,    MONEY      INVESTING                               TAX-
                           ON     SECURITIES;  INVESTMENT  SELLING    MARKET    TO CONTROL    FOREIGN        DEBT       EXEMPT
                         FUTURES    BULLION    COMPANIES    SHORT   SECURITIES   OR MANAGE   SECURITIES   SECURITIES  SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                 A1        B4                      D2                                                         I2,I3
High Income
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                          B1(ii)
Money Market
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government            A1         B2           C1        D7         E1          F1
Mortgage
--------------------------------------------------------------------------------------------------------------------------------
Value                      A1         B2           C2        D1         E1                     G1-25%        H13
--------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------                                               -
                             J           K          L
         FUND                         INVEST
                           EQUITY      WHILE    DIVERSIFI-
                         SECURITIES  BORROWING    CATION
----------------------------------------------------------
Tax-Exempt
High Income
----------------------------------------------------------
Tax-Exempt
Money Market
----------------------------------------------------------
U.S. Government
Mortgage
----------------------------------------------------------
Value                                   K1
----------------------------------------------------------

   * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.

 (i) Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.

(ii) In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

A. DEPOSIT ON FUTURES/PREMIUMS ON OPTIONS

      A1 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

      A2 - No more than 5% of the fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures other than for bona fide hedging purposes (within the meaning of the rules of the Commodities Futures Trading Commission).

B. ILLIQUID SECURITIES

      B1 - No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

      B2 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

      B3 - The fund may invest up to 10% of its total assets in gold and silver bullion, other precious metals, strategic metals and other metals occurring naturally with such metals and securities convertible into metals. The fund will invest only in metals and securities convertible into metals that are readily marketable.

      B4 - The fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

C. INVESTMENT COMPANIES

      C1 - The fund will not invest more than 10% of its total assets in the securities of investment companies.

      C2 - The fund will not invest more than 10% of its total assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.



Statement of Additional Information - Oct. 30, 2006                    Page 13

D. MARGIN/SELLING SHORT

      D1 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in derivative instruments.

      D2 - The fund will not buy on margin or sell short, except that the fund may use derivative instruments.

      D3 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in futures contracts.

      D4 - The fund will not buy on margin or sell short, except the fund may make margin payments in connection with transactions in options, futures contracts and other financial instruments.

      D5 - The fund will not buy on margin or sell short, except the fund may enter into interest rate futures contracts.

      D6 - The fund will not buy on margin or sell securities short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

      D7 - The fund will not buy on margin, except the fund may make margin payments in connection with interest rate futures contracts.

      D8 - The fund will not buy on margin or sell short, except in connection with derivative instruments.

E. MONEY MARKET SECURITIES

      E1 - Ordinarily, less than 25% of the fund's total assets are invested in money market instruments.

F. INVESTING TO CONTROL OR MANAGE

      F1 -  The fund will not invest in a company to control or manage it.

G. FOREIGN SECURITIES

      G1 - The fund may invest its total assets, up to the amount shown, in foreign investments.

      G2 - Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

      G3 - The fund may invest its total assets, up to the amount shown, in foreign investments. Investments in U.S. issuers generally will constitute less than 20% of the fund's total assets.

H. DEBT SECURITIES

      H1 -  The fund may invest up to 20% of its net assets in bonds.

      H2 - The fund may invest up to 30% of its total assets in short-term debt securities rated in the top two grades or the equivalent.

      H3 - The fund normally will purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15% of the fund's assets.

      H4 - The fund may not purchase debt securities rated below investment grade.

      H5 - The fund only invests in bonds given the four highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

      H6 - The fund will not invest more than 5% of its net assets in bonds below investment grade.

      H7 - The fund may invest up to 10% of its net assets in bonds rated below investment grade.

      H8 - No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

      H9 - No more than 15% of the fund's total assets will be invested in below investment-grade debt securities.

      H10 - The fund may invest 20% of its net assets in bonds rated or considered below investment grade (less than BBB/Baa).

      H11 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.



Statement of Additional Information - Oct. 30, 2006                    Page 14

      H12 - The fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

      H13 - No more than 10% of the fund's assets will be held in debt securities rated BB/Ba or lower.

      H14 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).

      H15 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

      H16 - No more than 10% of the fund's net assets will be held in inverse floaters.

      H17 - In the event economic, political or financial conditions adverse to gold or metals industries or the metals themselves occur, the fund temporarily may invest over 75% of its total assets in U.S. government securities or investment-grade short-term obligations (denominated either in foreign currencies or U.S. dollars).

      H18 - At least 75% of the fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's, S&P, or Fitch Investors Services, Inc. or be of comparable rating given by other independent rating agencies. Up to 25% of the fund's remaining investments may be in unrated bonds and other debt securities that, in the investment manager's opinion, are of investment grade quality. All industrial revenue bonds must be rated.

I. TAX-EXEMPT SECURITIES

      I1 - If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

      I2 - Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions, where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

      I3 - The fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

      I4 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry.

      I5 - The fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in securities relating to a particular state. Such markets may include electric revenue bonds, hospital bonds, housing bonds, industrial bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

      I6 - A portion of the fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the fund will limit its investments in these bonds to 20% of its net assets.

J. EQUITY SECURITIES

      J1 - The fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

      J2 - The fund will not invest in voting securities or securities of investment companies.

K. INVEST WHILE BORROWING

      K1 - The fund will not make additional investments while any borrowing remains outstanding.



Statement of Additional Information - Oct. 30, 2006                    Page 15

L. DIVERSIFICATION

      L1 - The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

      L2 - The fund will not invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

            TABLE 4. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
                                                            FUNDS-OF-FUNDS-  TAXABLE  TAXABLE   TAX-EXEMPT  TAX-EXEMPT     STATE
                                                               EQUITY AND     FIXED    MONEY      MONEY       FIXED      TAX-EXEMPT
          INVESTMENT STRATEGY             BALANCED  EQUITY    FIXED INCOME   INCOME   MARKET      MARKET      INCOME    FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------------
Agency and government securities             o        o            o            o        o          o           o            o
------------------------------------------------------------------------------------------------------------------------------------
Borrowing                                    o        o            o            o        o                      o            o
------------------------------------------------------------------------------------------------------------------------------------
Cash/money market instruments                o        o            o            o        o          o           o            o
------------------------------------------------------------------------------------------------------------------------------------
Collateralized bond obligations              o       o A                        o                               o            o
------------------------------------------------------------------------------------------------------------------------------------
Commercial paper                             o        o            o            o        o          o           o            o
------------------------------------------------------------------------------------------------------------------------------------
Common stock                                 o        o                        o B
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities                       o        o                        o C                              o            o
------------------------------------------------------------------------------------------------------------------------------------
Corporate bonds                              o        o                         o                               o            o
------------------------------------------------------------------------------------------------------------------------------------
Debt obligations                             o        o                         o        o          o           o            o
------------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                          o        o                        o D
------------------------------------------------------------------------------------------------------------------------------------
Derivative instruments                       o        o            o            o                               o            o
(including options and futures)
------------------------------------------------------------------------------------------------------------------------------------
Exchange-traded funds                        o        o                         o                               o            o
------------------------------------------------------------------------------------------------------------------------------------
Floating rate loans                          o                                  o
------------------------------------------------------------------------------------------------------------------------------------
Foreign currency transactions                o        o                        o E                             o E
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities                           o        o                        o F       o                      o            o
------------------------------------------------------------------------------------------------------------------------------------
Funding agreements                           o        o            o            o        o          o           o            o
------------------------------------------------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)      o       o G                       o G                             o G           o
------------------------------------------------------------------------------------------------------------------------------------
Illiquid and restricted securities           o        o            o            o        o          o           o            o
------------------------------------------------------------------------------------------------------------------------------------
Indexed securities                           o        o                         o                               o            o
------------------------------------------------------------------------------------------------------------------------------------
Inflation protected securities               o        o                         o                               o            o
------------------------------------------------------------------------------------------------------------------------------------
Inverse floaters                             o        H                         o                               o            o
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 16

------------------------------------------------------------------------------------------------------------------------------------
                                                            FUNDS-OF-FUNDS-  TAXABLE  TAXABLE   TAX-EXEMPT  TAX-EXEMPT     STATE
                                                               EQUITY AND     FIXED    MONEY      MONEY       FIXED      TAX-EXEMPT
          INVESTMENT STRATEGY             BALANCED  EQUITY    FIXED INCOME   INCOME   MARKET      MARKET      INCOME    FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment companies                         o        o            o            o        o
------------------------------------------------------------------------------------------------------------------------------------
Lending of portfolio securities              o        o            o            o        o          o           o            o
------------------------------------------------------------------------------------------------------------------------------------
Loan participations                          o        o                         o                               o            o
------------------------------------------------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities        o       o I                        o        o          o           o            o
------------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                        o        J                         o                               o            o
------------------------------------------------------------------------------------------------------------------------------------
Municipal obligations                        o        o                         o                   o           o            o
------------------------------------------------------------------------------------------------------------------------------------
Preferred stock                              o        o                        o K                             o K           o
------------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts                o        o                         o                               o            o
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                        o        o                         o        o          o           o            o
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                o        o                         o        o                      o            o
------------------------------------------------------------------------------------------------------------------------------------
Short sales                                           L                         L
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt                               o       o M                        o        o                      o            o
------------------------------------------------------------------------------------------------------------------------------------
Structured investments                       o        o                         o                               o            o
------------------------------------------------------------------------------------------------------------------------------------
Swap agreements                             o N      o N                        o                              o N
------------------------------------------------------------------------------------------------------------------------------------
Variable- or floating-rate securities        o        o            o            o        o          o           o            o
------------------------------------------------------------------------------------------------------------------------------------
Warrants                                     o        o                         o                               o            o
------------------------------------------------------------------------------------------------------------------------------------
When-issued securities and                   o        o                         o                               o            o
forward commitments
------------------------------------------------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and                 o        o                         o                               o            o
pay-in-kind securities
------------------------------------------------------------------------------------------------------------------------------------

A. The following funds are not authorized to invest in collateralized bond obligations: International Aggressive Growth, International Equity,
      International Select Value, International Small Cap, Select Value, Small
      Cap Equity, Small Cap Growth, Small Cap Value, and Small Cap Advantage.

B.    The following funds are not authorized to invest in common stock: Short
      Duration U.S. Government, U.S. Government Mortgage.

C. The following funds are not authorized to invest in convertible securities: Short Duration U.S. Government, U.S. Government Mortgage.

D.    The following funds are not authorized to invest in depositary receipts:
      Short Duration U.S. Government, U.S. Government Mortgage.

E. The following funds are not authorized to engage in foreign currency transactions: Short Duration U.S. Government, U.S. Government Mortgage.

F.    The following funds are not authorized to invest in foreign securities:
      U.S. Government Mortgage.

G. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase: Core Bond, Dividend Opportunity, Mid Cap Growth, Growth,
      Inflation Protected Securities, Limited Duration, International
      Aggressive Growth, International Equity, International Select Value,
      International Small Cap, Small Cap Growth, Real Estate, S&P 500 Index,
      Small Cap Advantage, Small Company Index, Tax-Exempt Bond, European
      Equity, International Opportunity, Short Duration U.S. Government, U.S.
      Government Mortgage.

H.    The following funds are authorized to invest in inverse floaters: Real
      Estate.

I. The following funds are not authorized to invest in mortgage-and asset-backed securities: Small Cap Growth, Value, S&P 500 Index, Small
      Cap Advantage, Small Company Index.

J.    The following funds are authorized to invest in mortgage dollar rolls:
      Real Estate.

K.    The following funds are not authorized to invest in preferred stock:
      Tax-Exempt High Income, Intermediate Tax-Exempt, Tax-Exempt Bond, Short
      Duration U.S. Government, U.S. Government Mortgage.

L.    The following funds are authorized to engage in short sales: S&P 500
      Index, Short Duration U.S. Government, U.S. Government Mortgage.

M.    The following funds are not authorized to invest in sovereign debt:
      Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, Small
      Cap Advantage.

N. Equity funds are authorized to invest in total return equity swap agreements. Tax-exempt fixed income funds are authorized to invest in interest rate swap agreements. Taxable fixed income and balanced funds are authorized to invest in interest rate swap agreements and Commercial
      Mortgage-Backed Security (CMBS) total return swap agreements.



Statement of Additional Information - Oct. 30, 2006                    Page 17

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

CONFIDENTIAL INFORMATION ACCESS RISK. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchases or holders of the issuer's floating rate loans to help potential investors assess the value of the loan. The investment manager's decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager's ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager's decision under normal circumstances not to receive Confidential Information could adversely affect the fund's performance.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.



Statement of Additional Information - Oct. 30, 2006                    Page 18

DERIVATIVES RISK. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund. The fund will suffer a loss in connection with the use of derivative instruments if prices do not move in the direction anticipated by the fund's portfolio managers when entering into the derivative instrument.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

For funds-of-funds, although most of the underlying funds are diversified funds, because the fund invests in a limited number of underlying funds, it is considered a non-diversified fund.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.



Statement of Additional Information - Oct. 30, 2006                    Page 19

HIGHLY LEVERAGED TRANSACTIONS RISK. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as "debtor-in-possession" financings), provided that such senior obligations are determined by the fund's investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management's taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

IMPAIRMENT OF COLLATERAL RISK. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower's obligations or difficult to liquidate. In addition, the fund's access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

INDEXING RISK. For funds that are managed to an index, the fund's performance will rise and fall as the performance of the index rises and falls.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.



Statement of Additional Information - Oct. 30, 2006                    Page 20

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value up to the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income" the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying incomes" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

TRACKING ERROR RISK. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund's performance is affected by factors such as the size of the fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.



Statement of Additional Information - Oct. 30, 2006                    Page 21
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INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING

A fund may borrow money for temporary purposes or to engage in transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as noted in the nonfundamental policies, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

CASH/MONEY MARKET INSTRUMENTS

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S.
bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.



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

COLLATERALIZED BOND OBLIGATIONS

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

COMMERCIAL PAPER

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.



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

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)



Statement of Additional Information - Oct. 30, 2006                    Page 24

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.



Statement of Additional Information - Oct. 30, 2006                    Page 25

Options. An option is a contract. A person who buys a call option for a
-------
security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer
-----------------
(holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.



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

Options on Futures Contracts. Options on futures contracts give the holder a
----------------------------
right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on
------------------------
national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and
----------------------------
to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the
--------------------------
risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.



Statement of Additional Information - Oct. 30, 2006                    Page 27

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products. (See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

EXCHANGE-TRADED FUNDS

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Market Risk.

FLOATING RATE LOANS

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.



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

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.



Statement of Additional Information - Oct. 30, 2006                    Page 29

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency
-------------------------------------
exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

For hedging purposes, a fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may also enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.



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

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

For investment purposes, a fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a "regulated investment company" under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write
-----------------------------
covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.



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

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency
--------------------------------------------
futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.



Statement of Additional Information - Oct. 30, 2006                    Page 32

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include:
Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

FOREIGN SECURITIES

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.



Statement of Additional Information - Oct. 30, 2006                    Page 33

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.



Statement of Additional Information - Oct. 30, 2006                    Page 34

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.



Statement of Additional Information - Oct. 30, 2006                    Page 35

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INVERSE FLOATERS

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk.

INVESTMENT COMPANIES

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.



Statement of Additional Information - Oct. 30, 2006                    Page 36

LENDING OF PORTFOLIO SECURITIES

A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.



Statement of Additional Information - Oct. 30, 2006                    Page 37

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto
Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.



Statement of Additional Information - Oct. 30, 2006                    Page 38

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation
-----------------------------
that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because
(a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.



Statement of Additional Information - Oct. 30, 2006                    Page 39

REPURCHASE AGREEMENTS

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk.

SOVEREIGN DEBT

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.



Statement of Additional Information - Oct. 30, 2006                    Page 40

STRUCTURED INVESTMENTS

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or
-------------------
preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.



Statement of Additional Information - Oct. 30, 2006                    Page 41

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps,
--------------------
except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees
------------------
to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a
--------------------
contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. A credit default swap agreement may have as reference
--------------------
obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.



Statement of Additional Information - Oct. 30, 2006                    Page 42

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.



Statement of Additional Information - Oct. 30, 2006                    Page 43

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser for subadvised funds is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

Each fund, the investment manager, any subadviser and Ameriprise Financial Services, Inc. (the distributor or Ameriprise Financial Services) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to a fund and the other RiverSource funds for which it acts as investment manager (or by any fund subadviser to any other client of such subadviser).



Statement of Additional Information - Oct. 30, 2006                    Page 44

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the Board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager, in order to obtain research and brokerage services, to cause a fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource funds (or by any fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for a fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services. The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Oct. 30, 2006                    Page 45

                     TABLE 5. TOTAL BROKERAGE COMMISSIONS

------------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------------------------------
                               FUND                                         2006               2005                2004
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                            $          0       $          0(a)             N/A
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                                     0                  0(a)             N/A
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                                         0                  0(a)             N/A
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                                              0                  0(a)             N/A
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                                            0                  0(a)             N/A
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                                     0                  0(a)             N/A
------------------------------------------------------------------------------------------------------------------------------
Small Company Index                                                           78,951             37,118             23,893
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                                 22,575             49,048             24,729
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------
Equity Value                                                                 721,284            858,846          1,852,684
------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                                              801,550          1,245,421            956,649
------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                          481,987          3,294,757          4,102,653
------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                           1,410,791          2,105,168          3,334,707
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                             N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                             N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                             N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                             N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                             N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                             N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                             N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                             N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                            405,109            181,981             72,985
------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                            21,815            180,023             46,313
------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                            346,840            314,501            162,856
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                                    0                  0                876
------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                                        0(b)             N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                                     0(b)             N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                                     0(b)             N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Select Value                                                                 445,429            310,913            539,192
------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                                24,483             95,868            407,216
------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                             239,268            429,969            846,218
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                              198,852          2,439,209          3,185,306
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                                       6,379             10,708             31,267
------------------------------------------------------------------------------------------------------------------------------
Value                                                                        297,507            363,273            389,539
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                                         456,446            621,168          3,783,128
------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                                  152,782            185,877             34,975(c)
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 46

------------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------------------------------
                               FUND                                         2006               2005                2004
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                                    0                  0                  0
------------------------------------------------------------------------------------------------------------------------------
Core Bond                                                                      4,241              3,612              1,451
------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                                           987,624             35,948              5,731
------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                                           8,916(d)             N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                                   33,110(e)             N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                                      0(e)             N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Growth                                                                    10,375,981         15,623,111         22,702,374
------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                               0                  0                  0
------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                                     0                  0                  0(f)
------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                           7,940,223          6,832,334          1,306,601
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                              138,363            189,029            146,077
------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                                          4,006              3,268                839
------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(g)                                                         666                  0                  0
------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                             108,055            161,336            160,646
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(g)                                                      225                  0                  0
------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(g)                                                           189                  0                  0
------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(g)                                                        1,254                  0                  0
------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(g)                                                           255                  0                  0
------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(g)                                                               180                  0                  0
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                            2005               2004                2003

------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------
Balanced                                                                   1,135,795          1,314,212          2,778,748
------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                                  3,191,513          2,416,265          2,987,610
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                                919,813            365,435            345,711
------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                                         502,448            279,233            379,561
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                              N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                                 N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                           2,388,169          2,022,969          2,106,670
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                            N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
European Equity                                                              211,729            324,079            783,457
------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                                    8,856              7,760             23,297
------------------------------------------------------------------------------------------------------------------------------
Global Equity                                                              1,393,982          1,992,985          1,582,657
------------------------------------------------------------------------------------------------------------------------------
Global Technology                                                          1,170,244          4,193,021          5,595,324
------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                              673,010            598,644            495,189
------------------------------------------------------------------------------------------------------------------------------
International Equity                                                         556,407            315,047            144,417
------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                                  1,320,088          1,303,677          2,047,954
------------------------------------------------------------------------------------------------------------------------------
International Select Value                                                 1,027,065            839,270            411,763
------------------------------------------------------------------------------------------------------------------------------
International Small Cap                                                      241,558            179,076             66,511
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 47

------------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL BROKERAGE COMMISSIONS
------------------------------------------------------------------------------------------------------------------------------
                               FUND                                         2005               2004                2003
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                                            0                  0                  0
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                             1,764,250          1,630,670          1,597,573
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                                    0                  0                  0
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                                             0                  0                  0
------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                                            0                  0                  0
------------------------------------------------------------------------------------------------------------------------------

(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.


(g)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.


For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

          TABLE 6. BROKERAGE DIRECTED FOR RESEARCH AND TURNOVER RATES

-------------------------------------------------------------------------------------------------------------------------------
                                                               BROKERAGE DIRECTED FOR RESEARCH*
                                                            --------------------------------------
                                                                                   AMOUNT OF              TURNOVER RATES
                                                               AMOUNT OF          COMMISSIONS       --------------------------
                          FUND                               TRANSACTIONS       IMPUTED OR PAID       2006          2005
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                $             0     $             0           24%           38%(a)
-------------------------------------------------------------------------------------------------------------------------------

Portfolio Builder Conservative                                            0                   0           23            51(a)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                                0                   0           15            28(a)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                                     0                   0           20            31(a)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                                   0                   0           19            28(a)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                            0                   0           17            39(a)
-------------------------------------------------------------------------------------------------------------------------------
Small Company Index                                                       0                   0           14            12
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                             0                   0            7             6

-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------------------
Equity Value                                                              0                   0           28            25
-------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                                           0                   0          111           196
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                       0                   0          110           101
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                              5,025,869,109           6,710,559          152           153
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                    N/A                 N/A          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                    N/A                 N/A          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                    N/A                 N/A          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                    N/A                 N/A          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                    N/A                 N/A          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                    N/A                 N/A          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                    N/A                 N/A          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                    N/A                 N/A          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 48

-------------------------------------------------------------------------------------------------------------------------------
                                                               BROKERAGE DIRECTED FOR RESEARCH*
                                                            --------------------------------------
                                                                                   AMOUNT OF              TURNOVER RATES
                                                               AMOUNT OF          COMMISSIONS       --------------------------
                          FUND                               TRANSACTIONS       IMPUTED OR PAID       2006          2005
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                26,399,071              28,782          202           218
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                6,049,129               4,132           62           122
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                         0                   0           20             2
-------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                           0                   0           93           105
-------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                               0(b)                0(b)         1(b)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                            0(b)                0(b)         0(b)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                            0(b)                0(b)         0(b)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Select Value                                                    257,457,395             382,710            7            12
-------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                            0                   0          194           169
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                  6,198,451              11,523           88            88
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                 136,377,105             124,583           77            70
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                                  0                   0          178           137
-------------------------------------------------------------------------------------------------------------------------------
Value                                                                     0                   0           46            40
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                             52,050,046              26,001           19            24
-------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                       9,671,160               8,060           47            63
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                           0                   0          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Core Bond                                                                 0                   0          301(e)        313(e)
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                                        0                   0          137            64
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                                      0(c)                0(c)        14(c)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                               0(d)                0(d)        40(d)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                             0(d)                0(d)        49(d)        N/A
-------------------------------------------------------------------------------------------------------------------------------
Growth                                                          885,759,208           1,596,985          134           136
-------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                      0                   0          130           124
-------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                            0                   0           58            43
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                904,595,395           1,271,910          116           128
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                  12,197,207              13,702           46            57
-------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                                     0                   0          328(e)        316(e)
-------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(f)                                                  0                   0            7            28
-------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                          0                   0          281(e)        300(e)
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(f)                                               0                   0            5             9
-------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(f)                                                    0                   0            6             9
-------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(f)                                                   0                   0            3            15
-------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(f)                                                    0                   0            7            30
-------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(f)                                                        0                   0            7            33
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      2005          2004

-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------------------
Balanced                                                        132,024,106              14,004          130           131
-------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                        12,690,978              14,045           24            18
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                             0                   0           26             9
-------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                                      0                   0          134           127
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 49

-------------------------------------------------------------------------------------------------------------------------------
                                                               BROKERAGE DIRECTED FOR RESEARCH*
                                                            --------------------------------------
                                                                                   AMOUNT OF              TURNOVER RATES
                                                               AMOUNT OF          COMMISSIONS       --------------------------
                          FUND                               TRANSACTIONS       IMPUTED OR PAID       2005          2004
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                     N/A                 N/A          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                        N/A                 N/A          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                          0                   0          124           128
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                   N/A                 N/A          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
European Equity                                                           0                   0           56            73
-------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                               0                   0           73            92
-------------------------------------------------------------------------------------------------------------------------------
Global Equity                                                             0                   0           93           104
-------------------------------------------------------------------------------------------------------------------------------
Global Technology                                                 3,005,998               6,521          115(g)        349
-------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                  86,243,642             210,111           67            87
-------------------------------------------------------------------------------------------------------------------------------
International Equity                                             77,046,229             143,276          110           111
-------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                                 0                   0           93            98
-------------------------------------------------------------------------------------------------------------------------------
International Select Value                                       55,832,306              77,471           22            23
-------------------------------------------------------------------------------------------------------------------------------
International Small Cap                                          34,092,349              70,621           80            66
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                                   0                   0           16            25
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                            0                   0           27            26
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                           0                   0           29            21
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                                    0                   0           30            22
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                                   0                   0          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------

  * Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research.
      RiverSource also receives proprietary research from brokers, but because these are bundled commissions for which the research portion is not distinguishable from the execution portion, their amounts have not been included in the table.

(a) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(d) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(e) A significant portion of the turnover was the result of "roll" transactions in the liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, we expect this activity to enhance the returns on the overall fund.


(f)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.

(g)   The variation in turnover rate can be attributed to several factors.
      During this year, there were opportunities to get into positions at very good risk/reward levels and due to this and due to the fact that the technology market has been essentially flat and stocks have not been appreciating significantly during the period there is less need for turnover in the portfolio. The turnover in the fund will fluctuate where we would expect to see larger turnover when we see more volatility in the overall index and lower turnover with lower volatility in the index.


Statement of Additional Information - Oct. 30, 2006                    Page 50

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                    TABLE 7. SECURITIES OF REGULAR BROKERS OR DEALERS

-------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED
                    FUND                                           ISSUER                      AT END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                  None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                    None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive         None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative       None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Small Company Index                           Investment Technology Group                                  $  4,072,039
                                              LaBranche & Co.                                                 1,488,214
                                              Piper Jaffray Companies                                         1,902,361
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                 Ameriprise Financial                                              240,681
                                              Bear Stearns Companies                                            344,730
                                              Citigroup                                                       5,662,684
                                              E*Trade Financial                                                 233,856
                                              Freedom Investments                                               351,153
                                              Goldman Sachs Group                                             1,529,879
                                              Lehman Brothers Holdings                                          904,077
                                              JPMorgan Chase & Co.                                            3,342,220
                                              Merrill Lynch & Co.                                             1,657,920
                                              Morgan Stanley                                                  1,591,616
                                              PNC Financial Services Group                                      455,512
                                              Schwab (Charles)                                                  366,674
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------------
Equity Value                                  Citigroup                                                      34,337,764
                                              Goldman Sachs Group                                            14,163,913
                                              Lehman Brothers Holdings                                       21,255,594
                                              Merrill Lynch & Co.                                            20,612,831
                                              Morgan Stanley                                                  5,066,056
-------------------------------------------------------------------------------------------------------------------------
Precious Metals                               None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                           Investment Technology Group                                     3,947,596
                                              Knight Capital Group CI A                                       1,815,957
                                              LaBranche & Co.                                                   329,607
-------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                              GFI Group                                                         300,663
                                              Investment Technology Group                                       354,078
                                              optionsXpress Holdings                                            892,611
-------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 51

-------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED
                    FUND                                           ISSUER                      AT END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                             Affiliated Managers Group                                       3,273,358
                                              Piper Jaffray Companies                                         2,252,808
-------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                            Charles Schwab                                                  1,902,739
-------------------------------------------------------------------------------------------------------------------------
Fundamental Value                             Citigroup                                                      26,188,160
                                              JPMorgan Chase & Co.                                           48,231,810
                                              Morgan Stanley                                                  7,017,274
-------------------------------------------------------------------------------------------------------------------------
High Yield Bond                               None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                   None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Select Value                                  Bear Stearns Companies                                            802,500
                                              Merrill Lynch & Co.                                             2,896,400
                                              PNC Financial Services Group                                    1,722,750
-------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                CS First Boston Mtge Securities                                 5,417,306
-------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                              Affiliated Managers Group                                       1,294,370
                                              Morgan Stanley & Co.                                            2,997,066
                                              optionsXpress Holdings                                            720,250
-------------------------------------------------------------------------------------------------------------------------
Small Cap Value                               Affiliated Managers Group                                         902,631
                                              Morgan Stanley & Co.                                            9,990,219
                                              Piper Jaffray and Companies                                       860,744
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                      ChaseFlex Trust                                                   735,638
                                              CS First Boston Mtge Securities                                 2,541,444
-------------------------------------------------------------------------------------------------------------------------
Value                                         Citigroup                                                       6,921,720
                                              JPMorgan Chase & Co.                                            8,148,333
                                              Morgan Stanley                                                    398,262
                                              Morgan Stanley & Co.                                            2,997,066
                                              PNC Financial Services Group                                    2,023,956
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                          Citigroup                                                      35,880,912
                                              JPMorgan Chase & Co.                                           21,474,600
-------------------------------------------------------------------------------------------------------------------------
Real Estate                                   None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 52

-------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED
                    FUND                                           ISSUER                      AT END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------------
Cash Management                               Bear Stearns Companies                                        139,000,000
                                              Citigroup Funding                                              37,000,000
                                              Credit Suisse First Boston NY                                  87,000,000
                                              Goldman Sachs Group                                            25,000,000
                                              Lehman Brothers Holdings                                       67,000,000
                                              Merrill Lynch & Co.                                            55,000,000
-------------------------------------------------------------------------------------------------------------------------
Core Bond                                     Bear Stearns Commercial Mtg Securities                          1,205,900
                                              Citigroup Commercial Mtge Trust                                   376,951
                                              Citigroup/Deutsche Bank Commercial Mtge Trust                     171,657
                                              Credit Suisse Mtge Capital Ctfs                                   375,131
                                              CS First Boston Mtge Securities                                 1,476,403
                                              GS Mtge Securities II                                             614,978
                                              JP Morgan Chase Commercial Mtge Securities                      3,003,789
                                              LB-UBS Commercial Mtge Trust                                    3,661,014
                                              Merrill Lynch Mtge Trust                                        1,919,148
                                              Morgan Stanley Capital I                                        4,104,900
                                              Morgan Stanley, Dean Witter Capital I                             407,446
-------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                            Bear Stearns Companies                                          8,407,500
                                              Citigroup                                                      47,237,131
                                              E*TRADE Financial                                               7,228,361
                                              Franklin Resources                                             11,103,585
                                              Goldman Sachs Group                                            23,908,429
                                              JP Morgan Chase & Co.                                           9,134,128
                                              Lehman Brothers Holdings                                       21,340,297
                                              Merrill Lynch & Co.                                            31,053,578
                                              Morgan Stanley                                                 12,346,058
                                              PNC Financial Services Group                                    8,408,425
                                              Charles Schwab                                                  3,637,235
-------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                   Knight Capital Group CI A                                          44,327
                                              LaBranche & Co.                                                    51,169
                                              Piper Jaffray Companies                                            74,993
-------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity          AG Edwards                                                         19,264
                                              Investment Technology Group                                        45,123
                                              Jefferies Group                                                    26,500
                                              Knight Capital Group CI A                                          18,756
                                              LaBranche & Co.                                                    13,308
                                              Piper Jaffray Companies                                            21,807
                                              Raymond James Financial                                            36,906
-------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 53

-------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED
                    FUND                                           ISSUER                      AT END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------
Floating Rate                                 Ameritrade Holding                                                994,637
-------------------------------------------------------------------------------------------------------------------------
Growth                                        Citigroup                                                       6,806,154
-------------------------------------------------------------------------------------------------------------------------
Income Opportunities                          LaBranche & Co.                                                 3,418,650
-------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                              Bear Stearns Companies                                          1,891,269
                                              Citigroup                                                     142,425,465
                                              Franklin Resources                                             31,692,638
                                              Goldman Sachs Group                                             7,437,856
                                              JP Morgan Chase & Co.                                          75,668,662
                                              Legg Mason                                                      9,290,962
                                              Lehman Brothers Holdings                                       36,896,275
                                              Merrill Lynch & Co.                                            28,517,987
                                              Morgan Stanley                                                 45,346,948
                                              PNC Financial Services Group                                   24,116,699
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value                               American Express                                                  361,453
                                              Citigroup                                                       3,318,607
                                              Franklin Resources                                                284,135
                                              JP Morgan Chase & Co.                                           1,711,617
                                              Legg Mason                                                         83,053
                                              Lehman Brothers Holdings                                          908,585
                                              Merrill Lynch & Co.                                               780,558
                                              Morgan Stanley                                                    983,069
                                              PNC Financial Services Group                                      449,976
-------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                         Bear Stearns Commercial Mtg Securities                            866,675
                                              ChaseFlex Trust                                                   357,336
                                              Citigroup Commercial Mtge Trust                                   424,070
                                              Citigroup/Deutsche Bank Commercial Mtge Trust                     171,657
                                              Credit Suisse Mtge Capital Ctfs                                   350,123
                                              CS First Boston Mtge Securities                                   998,880
                                              GS Mtge Securities II                                             663,808
                                              JP Morgan Chase Commercial Mtge Securities                      2,983,942
                                              LB-UBS Commercial Mtge Trust                                    2,307,345
                                              Merrill Lynch Mtge Trust                                          552,125
                                              Morgan Stanley Capital 1                                        1,466,918
                                              Morgan Stanley, Dean Witter Capital 1                             458,376
-------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 54

-------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED
                    FUND                                           ISSUER                      AT END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(a)                      None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Diversified Bond                              Bear Stearns Commercial Mtge Securities                        12,122,719
                                              Bear Stearns Companies                                         49,912,332
                                              ChaseFlex Trust                                                 2,456,868
                                              Citigroup Commercial Mtge Trust                                 8,065,960
                                              Citigroup/Deutsche Bank Commercial Mtge Trust                   3,031,568
                                              Credit Suisse Mtge Capital Ctfs                                 5,088,172
                                              CS First Boston Mtge Securities                                34,607,804
                                              GS Mtge Securities II                                           5,819,451
                                              J.P. Morgan Chase Commercial Mtge Securities                   63,426,330
                                              LaBranche & Co.                                                 1,002,788
                                              LB-UBS Commercial Mtge Trust                                   52,308,115
                                              Merrill Lynch Mtge Trust                                       11,853,501
                                              Morgan Stanley Capital 1                                       38,587,394
                                              Morgan Stanley, Dean Witter Capital 1                          20,396,007
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(a)                   None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(a)                        None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(a)                       None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(a)                        None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(a)                            None                                                       N/A

-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------------
Balanced                                      Bear Stearns Commercial Mtge Securities                         2,691,282
                                              Bear Stearns Adjustable Rate Mortgage Trust                     1,285,883
                                              Citigroup                                                      26,730,801
                                              Citigroup Commercial Mortgage Trust                             1,894,303
                                              CS First Boston Mtge Securities                                 4,216,015
                                              Franklin Resources                                              3,152,026
                                              GS Mtg Securities II                                            1,802,859
                                              JPMorgan Chase                                                  2,046,404
                                              JPMorgan Chase & Co.                                           14,331,286
                                              JPMorgan Chase Commercial Mtge Securities                       5,957,081
                                              Legg Mason                                                      1,957,637
                                              Lehman Brothers Holdings                                        6,048,108
                                              LB-UBS Commercial Mtge Trust                                   11,371,831
                                              Merrill Lynch & Co.                                             5,287,634
                                              Merrill Lynch Mtge Trust                                          859,511
                                              Morgan Stanley                                                  9,935,101
                                              Morgan Stanley Capital 1                                        3,509,890
                                              Morgan Stanley, Dean Witter Capital 1                           2,004,670
                                              PNC Financial Services Group                                    4,544,533
-------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                     Citigroup                                                     173,731,632
                                              Lehman Brothers Holdings                                       17,530,240
                                              Merrill Lynch & Co.                                            29,834,505
                                              Morgan Stanley                                                 14,828,106
                                              Morgan Stanley & Co.                                           34,827,111
-------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 55

-------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED
                    FUND                                           ISSUER                      AT END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                 Morgan Stanley & Co.                                           18,876,087
-------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                          Bear Stearns Adjustable Rate Mortgage Trust                       653,482
                                              Bear Stearns Commercial Mtge Securities                         1,497,234
                                              Bear Stearns Companies                                          2,412,415
                                              Citigroup                                                      17,045,203
                                              Citigroup Commercial Mortgage Trust                             1,571,411
                                              Credit Suisse Group                                               530,415
                                              CS First Boston Mtge Securities                                 1,348,098
                                              Franklin Resources                                              4,447,781
                                              GS Mtg Securities II                                              799,349
                                              Investment Technology Group                                       560,269
                                              JPMorgan Chase                                                    715,248
                                              JPMorgan Chase Commercial Mtge Securities                       2,449,180
                                              Knight Capital Group                                               97,227
                                              LaBranche & Co.                                                   104,975
                                              LB-UBS Commercial Mtge Trust                                    3,739,983
                                              Lehman Brothers Holdings                                        3,769,642
                                              Merrill Lynch & Co.                                               753,439
                                              Merrill Lynch Mtge Trust                                          429,755
                                              Morgan Stanley                                                  1,795,878
                                              Morgan Stanley & Co.                                           19,193,760
                                              Morgan Stanley Capital 1                                          295,290
                                              Morgan Stanley, Dean Witter Capital 1                             476,043
                                              PNC Financial Services Group                                    3,027,600
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                 N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                    N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets                              None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                               N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------------
European Equity                               Credit Suisse Group                                             1,040,311
-------------------------------------------------------------------------------------------------------------------------
Global Bond                                   Bear Stearns Commercial Mtge Securities                         3,157,553
                                              Citigroup                                                       3,212,945
                                              Citigroup Commercial Mortgage Trust                             2,230,723
                                              CS First Boston Mtge Securities                                 3,728,501
                                              GS Mtg Securities II                                            3,782,438
                                              JPMorgan Chase & Co.                                            1,734,247
                                              JPMorgan Chase Commercial Mtge Securities                       2,818,685
                                              LB-UBS Commercial Mtge Trust                                    8,553,595
                                              Merrill Lynch Mtge Trust                                        1,077,793
                                              Morgan Stanley Group                                            2,571,730
                                              Morgan Stanley Capital 1                                        1,797,284
                                              Morgan Stanley, Dean Witter Capital 1                           1,456,417
-------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 56

-------------------------------------------------------------------------------------------------------------------------
                                                                                              VALUE OF SECURITIES OWNED
                    FUND                                           ISSUER                      AT END OF FISCAL PERIOD
-------------------------------------------------------------------------------------------------------------------------
Global Equity                                 Bear Stearns Companies                                          3,979,879
                                              Citigroup                                                      11,276,850
                                              E*TRADE Financial                                               3,541,918
                                              Goldman Sachs Group                                             2,938,103
                                              Lehman Brothers Holdings                                        4,408,283
-------------------------------------------------------------------------------------------------------------------------
Global Technology                             None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth               Credit Suisse Group                                             1,235,527
                                              Pargesa Holding                                                   748,742
-------------------------------------------------------------------------------------------------------------------------
International Equity                          None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
International Opportunity                     None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
International Select Value                    Credit Suisse Group                                            15,615,508
-------------------------------------------------------------------------------------------------------------------------
International Small Cap                       None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                Legg Mason                                                     59,395,102
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                               None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                        None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                       None                                                       N/A
-------------------------------------------------------------------------------------------------------------------------


(a)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      The information shown is as of Aug. 31, 2006.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Oct. 30, 2006                    Page 57

    TABLE 8. BROKERAGE COMMISSIONS PAID TO INVESTMENT MANAGER OR AFFILIATES

-------------------------------------------------------------------------------------------------------------------------------
                                                                                         PERCENT OF
                                                                                          AGGREGATE
                                                               AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                                DOLLAR                    AMOUNT OF     DOLLAR       DOLLAR
           FUND                                                AMOUNT OF   PERCENT OF   TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                              COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                                  NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                                  BROKER         AFFILIATION    BROKER     COMMISSIONS   COMMISSIONS    BROKER       BROKER
                            ---------------------------------------------------------------------------------------------------
                                                                 2006                                      2005         2004
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                  None                                                               $      0(a)      N/A
Aggressive
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder                  None                                                                      0(a)      N/A
Conservative
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate         None                                                                      0(a)      N/A
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate         None                                                                      0(a)      N/A
Aggressive
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate         None                                                                      0(a)      N/A
Conservative
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total            None                                                                      0(a)      N/A
Equity
-------------------------------------------------------------------------------------------------------------------------------
Small Company Index                None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                      None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------------------
Equity Value                       None                                                                 10,142*       14,787*
-------------------------------------------------------------------------------------------------------------------------------
Precious Metals                    None                                                                  3,614*       24,650*
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                None                                                                      0           360*
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                   None                                                                      0           757*
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                N/A                                                                  N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                N/A                                                                  N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                N/A                                                                  N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                N/A                                                                  N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                N/A                                                                  N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                N/A                                                                  N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                N/A                                                                  N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                N/A                                                                  N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth           JPMorgan                  4          $    57*        0.04%         0.02%        27           103
                            Securities, Inc.
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                  None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth          Goldman Sachs & Co.       5                0                                    38             0
                            ---------------------------------------------------------------------------------------------------
                            Raymond James             6                0                                     0            15
                            Financial
-------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                    None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Income Builder                    None(b)                                                                N/A           N/A
Basic Income
-------------------------------------------------------------------------------------------------------------------------------
Income Builder                    None(b)                                                                N/A           N/A
Enhanced Income
-------------------------------------------------------------------------------------------------------------------------------
Income Builder                    None(b)                                                                N/A           N/A
Moderate Income
-------------------------------------------------------------------------------------------------------------------------------
Select Value                Gabelli & Co.             7           14,216         3.19          2.96    143,463       464,895
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 58

-------------------------------------------------------------------------------------------------------------------------------
                                                                                         PERCENT OF
                                                                                          AGGREGATE
                                                               AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                                DOLLAR                    AMOUNT OF     DOLLAR       DOLLAR
           FUND                                                AMOUNT OF   PERCENT OF   TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                              COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                                  NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                                  BROKER         AFFILIATION    BROKER     COMMISSIONS   COMMISSIONS    BROKER       BROKER
                            ---------------------------------------------------------------------------------------------------
                                                               2006                                      2005         2004
-------------------------------------------------------------------------------------------------------------------------------
Short Duration                     None                                                                      0             0
U.S. Government
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                   None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Value             Goldman Sachs & Co.       5            1,821         0.07          0.04      1,943        46,047
                            ---------------------------------------------------------------------------------------------------
                            Janney                    8                0                                     0         5,130
                            Montgomery Scott
                            ---------------------------------------------------------------------------------------------------
                            Legg Mason Wood           8                0                                 2,700             0
                            Walker, Inc.
                            ---------------------------------------------------------------------------------------------------
                            M.J. Whitman              9                0                                     0       425,573
-------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't Mortgage                None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Value                              None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity        AEIS                      1                0                                20,898*      217,347*
-------------------------------------------------------------------------------------------------------------------------------
Real Estate                        None                                                                      0             0(c)
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------------------
Cash Management                    None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Core Bond                          None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                 None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and              None(d)                                                               N/A           N/A
Mid Cap Equity
-------------------------------------------------------------------------------------------------------------------------------
Disciplined Small                  None(e)                                                               N/A           N/A
Cap Value
-------------------------------------------------------------------------------------------------------------------------------
Floating Rate                      None(e)                                                               N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------

Growth                      AEIS                      1                0            0                   13,720*      336,098*

-------------------------------------------------------------------------------------------------------------------------------
Income Opportunities               None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Inflation Protected                None                                                                      0             0
Securities
-------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity            AEIS                      1                0            0                   10,214*        6,644*
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             AEIS                      1                0            0                      276*          595*

-------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond              None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(f)           None                                                                      0             0

-------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                   None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------

Massachusetts Tax-Exempt(f)        None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(f)             None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(f)            None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(f)             None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(f)                 None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                               2005                                     2004         2003

-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------------------
Balanced                    AEIS                      1               0            0             0       8,440*       82,086*
-------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income   AEIS                      1            1,716*        0.05          0.15     73,448*       73,410*
-------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 59

-------------------------------------------------------------------------------------------------------------------------------
                                                                                         PERCENT OF
                                                                                          AGGREGATE
                                                               AGGREGATE                   DOLLAR      AGGREGATE    AGGREGATE
                                                                DOLLAR                    AMOUNT OF     DOLLAR       DOLLAR
           FUND                                                AMOUNT OF   PERCENT OF   TRANSACTIONS   AMOUNT OF    AMOUNT OF
                                                              COMMISSIONS   AGGREGATE     INVOLVING   COMMISSIONS  COMMISSIONS
                                                  NATURE OF     PAID TO     BROKERAGE    PAYMENT OF     PAID TO      PAID TO
                                  BROKER         AFFILIATION    BROKER     COMMISSIONS   COMMISSIONS    BROKER       BROKER
                            ---------------------------------------------------------------------------------------------------
                                                               2005                                      2004         2003
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value               AEIS                      1                0            0             0     39,552*       23,417*
-------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation               None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------------
Absolute Return                    N/A                                                                   N/A           N/A
Currency and Income
-------------------------------------------------------------------------------------------------------------------------------
Disciplined                        N/A                                                                   N/A           N/A
International Equity
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                   None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond              N/A                                                                   N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------
European Equity                    None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Global Bond                        None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Global Equity                      None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Global Technology           AEIS                      1                0            0             0     97,718*      495,249*
-------------------------------------------------------------------------------------------------------------------------------
International               JPMorgan                  4            9,426         1.40          1.26     22,343             0
Aggressive Growth           Securities, Inc.
                            ---------------------------------------------------------------------------------------------------
                            Cazenove, Inc.            4              339         0.05          0.01          0             0
-------------------------------------------------------------------------------------------------------------------------------
International Equity               None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
International Opportunity          None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
International Select Value  Sanford C.               10            8,829         0.86          0.30     20,637             0
                            Bernstein & Co. LLC
-------------------------------------------------------------------------------------------------------------------------------
International Small Cap            None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt            None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth              AEIS                      1                0            0             0     17,994*       48,993*
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                    None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income             None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market            None                                                                      0             0
-------------------------------------------------------------------------------------------------------------------------------

  *   Represents brokerage clearing fees.

(1) American Enterprise Investment Services, Inc., a wholly-owned subsidiary of Ameriprise Financial.

(2)   Affiliate of UBS, a subadviser.

(3) Affiliate of Neuberger Berman Management, Inc., a former subadviser, terminated July 24, 2003.

(4)   Affiliate of American Century, a subadviser.

(5)   Affiliate of Goldman Sachs Asset Management, L.P., a subadviser.

(6) Affiliate of Eagle Asset Management, Inc., a former subadviser, terminated April 2005.

(7)   Affiliate of GAMCO Investors, Inc.

(8)   Affiliate of Royce & Associates, LLC., a subadviser.

(9) Affiliate of Third Avenue Management, LLC., a former subadviser, terminated March 15, 2004.

(10)  Affiliate of Alliance Capital, a subadviser.

(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.


(f)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.




Statement of Additional Information - Oct. 30, 2006                    Page 60

VALUING FUND SHARES

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 9. VALUING FUND SHARES

---------------------------------------------------------------------------------------------------------------------------------
                      FUND                               NET ASSETS       SHARES OUTSTANDING       NET ASSET VALUE OF ONE SHARE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive
   Class A                                             $   274,554,183              23,539,942                          $ 11.66
   Class B                                                  78,677,290               6,790,053                            11.59
   Class C                                                   6,625,802                 572,204                            11.58
   Class Y                                                      73,598                   6,299                            11.68
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative
   Class A                                                  72,779,845               7,025,811                            10.36
   Class B                                                  35,941,069               3,479,541                            10.33
   Class C                                                   6,358,679                 615,227                            10.34
   Class Y                                                      22,917                   2,231                            10.27
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate
   Class A                                                 410,452,525              37,117,589                            11.06
   Class B                                                 153,324,616              13,916,348                            11.02
   Class C                                                  18,297,163               1,659,289                            11.03
   Class Y                                                      35,121                   3,180                            11.04
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive
   Class A                                                 550,462,749              48,536,983                            11.34
   Class B                                                 153,725,117              13,603,884                            11.30
   Class C                                                  15,333,283               1,357,122                            11.30
   Class Y                                                      74,196                   6,535                            11.35
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative
   Class A                                                 149,387,431              13,993,001                            10.68
   Class B                                                  65,616,719               6,163,302                            10.65
   Class C                                                  10,535,671                 989,022                            10.65
   Class Y                                                      26,817                   2,521                            10.64
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity
   Class A                                                 230,985,409              19,267,462                            11.99
   Class B                                                  68,038,975               5,712,460                            11.91
   Class C                                                   6,085,364                 511,295                            11.90
   Class Y                                                     185,531                  15,446                            12.01
---------------------------------------------------------------------------------------------------------------------------------
Small Company Index
   Class A                                                 884,035,092              98,598,963                             8.97
   Class B                                                 353,079,374              43,211,522                             8.17
   Class Y                                                  11,338,641               1,242,843                             9.12
---------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index
   Class D                                                  62,797,432              12,752,055                             4.92
   Class E                                                 218,282,185              44,141,362                             4.95
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 61

---------------------------------------------------------------------------------------------------------------------------------
                      FUND                               NET ASSETS       SHARES OUTSTANDING       NET ASSET VALUE OF ONE SHARE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
---------------------------------------------------------------------------------------------------------------------------------
Equity Value
   Class A                                                 927,894,821              76,298,569                            12.16
   Class B                                                 225,717,690              18,518,112                            12.19
   Class C                                                   3,752,762                 310,331                            12.09
   Class I                                                      13,028                   1,070                            12.18
   Class Y                                                  12,817,996               1,053,127                            12.17
---------------------------------------------------------------------------------------------------------------------------------
Precious Metals
   Class A                                                  87,002,631               5,904,662                            14.73
   Class B                                                  20,298,893               1,456,935                            13.93
   Class C                                                   1,914,924                 138,680                            13.81
   Class I                                                      14,701                     989                            14.86
   Class Y                                                      77,459                   5,212                            14.86
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage
   Class A                                                 603,322,076              83,470,357                             7.23
   Class B                                                 200,000,182              29,548,837                             6.77
   Class C                                                  12,052,669               1,780,485                             6.77
   Class I                                                  13,079,545               1,769,704                             7.39
   Class Y                                                     862,334                 117,713                             7.33
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth
   Class A                                                 148,638,914              27,402,154                             5.42
   Class B                                                  63,046,718              12,094,723                             5.21
   Class C                                                   6,026,458               1,155,756                             5.21
   Class I                                                  18,742,088               3,403,180                             5.51
   Class Y                                                     293,170                  53,658                             5.46
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                          N/A                  N/A                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                          N/A                  N/A                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                          N/A                  N/A                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                          N/A                  N/A                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                          N/A                  N/A                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                          N/A                  N/A                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                          N/A                  N/A                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                          N/A                  N/A                           N/A
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
   Class A                                                 417,938,522              50,038,917                             8.35
   Class B                                                 119,066,739              14,580,903                             8.17
   Class C                                                   1,962,794                 240,391                             8.17
   Class I                                                  74,482,579               8,841,560                             8.42
   Class Y                                                     111,863                  13,331                             8.39
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth
   Class A                                                  20,450,998               3,360,217                             6.09
   Class B                                                   7,294,807               1,228,621                             5.94
   Class C                                                     612,756                 103,093                             5.94
   Class I                                                 136,879,180              22,283,868                             6.14
   Class Y                                                      41,335                   6,741                             6.13
---------------------------------------------------------------------------------------------------------------------------------
Fundamental Value
   Class A                                                 740,994,065             122,459,397                             6.05
   Class B                                                 281,336,084              47,798,821                             5.89
   Class C                                                  18,027,515               3,051,330                             5.91
   Class I                                                  85,711,567              14,037,723                             6.11
   Class Y                                                     773,060                 127,109                             6.08
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 62

---------------------------------------------------------------------------------------------------------------------------------
                      FUND                               NET ASSETS       SHARES OUTSTANDING       NET ASSET VALUE OF ONE SHARE
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond
   Class A                                               1,535,483,470             530,995,227                             2.89
   Class B                                                 432,579,549             149,692,333                             2.89
   Class C                                                  27,857,618               9,696,262                             2.87
   Class I                                                  24,008,981               8,308,786                             2.89
   Class Y                                                     715,095                 247,523                             2.89
---------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income
   Class A                                                  19,244,987               1,927,394                             9.98
   Class B                                                   4,751,862                 476,470                             9.97
   Class C                                                     698,459                  69,950                             9.99
   Class Y                                                      44,896                   4,495                             9.99
---------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income
   Class A                                                  49,638,491               4,981,799                             9.96
   Class B                                                   9,581,422                 962,358                             9.96
   Class C                                                   2,082,761                 209,114                             9.96
   Class Y                                                      32,268                   3,238                             9.97
---------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income
   Class A                                                  56,738,487               5,686,176                             9.98
   Class B                                                  10,243,754               1,028,294                             9.96
   Class C                                                   1,913,540                 191,872                             9.97
   Class Y                                                      39,605                   3,967                             9.98
---------------------------------------------------------------------------------------------------------------------------------
Select Value
   Class A                                                 462,618,574              63,621,494                             7.27
   Class B                                                 151,084,709              21,400,655                             7.06
   Class C                                                   9,685,589               1,371,804                             7.06
   Class I                                                  13,011,082               1,767,912                             7.36
   Class Y                                                      81,330                  11,117                             7.32
---------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government
   Class A                                                 640,796,129             136,877,022                             4.68
   Class B                                                 338,374,051              72,270,651                             4.68
   Class C                                                  14,524,073               3,102,467                             4.68
   Class I                                                  62,447,956              13,322,741                             4.69
   Class Y                                                  18,582,745               3,968,098                             4.68
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity
   Class A                                                 301,740,278              50,185,615                             6.01
   Class B                                                  60,305,938              10,418,435                             5.79
   Class C                                                   4,028,030                 696,761                             5.78
   Class I                                                  13,723,448               2,252,911                             6.09
   Class Y                                                   3,785,809                 623,527                             6.07
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value
   Class A                                                 684,925,134             102,738,724                             6.67
   Class B                                                 295,732,446              45,754,001                             6.46
   Class C                                                  19,259,021               2,974,187                             6.48
   Class I                                                  12,568,001               1,860,614                             6.75
   Class Y                                                     243,580                  36,297                             6.71
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage
   Class A                                                 126,321,891              25,654,153                             4.92
   Class B                                                  64,490,312              13,091,553                             4.93
   Class C                                                   6,740,180               1,368,131                             4.93
   Class I                                                   6,171,017               1,254,745                             4.92
   Class Y                                                  34,633,492               7,037,905                             4.92
---------------------------------------------------------------------------------------------------------------------------------
Value
   Class A                                                 221,591,869              41,066,770                             5.40
   Class B                                                 106,232,019              20,212,427                             5.26
   Class C                                                   7,160,611               1,358,478                             5.27
   Class I                                                  87,436,522              16,078,349                             5.44
   Class Y                                                     118,717                  21,893                             5.42
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 63

---------------------------------------------------------------------------------------------------------------------------------
                      FUND                               NET ASSETS       SHARES OUTSTANDING       NET ASSET VALUE OF ONE SHARE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
---------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity
   Class A                                                 906,971,478             115,786,940                             7.83
   Class B                                                 274,504,819              35,285,690                             7.78
   Class C                                                  14,574,762               1,874,964                             7.77
   Class I                                                  45,885,824               5,846,870                             7.85
   Class Y                                                     904,278                 115,208                             7.85
---------------------------------------------------------------------------------------------------------------------------------
Real Estate
   Class A                                                 106,759,679               6,978,620                            15.30
   Class B                                                  26,621,803               1,751,718                            15.20
   Class C                                                   1,607,303                 105,752                            15.20
   Class I                                                  57,039,643               3,721,231                            15.33
   Class Y                                                     235,492                  15,433                            15.26
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
---------------------------------------------------------------------------------------------------------------------------------
Cash Management
   Class A                                               3,692,186,974           3,690,335,608                             1.00
   Class B                                                 102,977,657             103,122,495                             1.00
   Class C                                                   2,505,203               2,504,691                             1.00
   Class I                                                  63,330,870              63,304,092                             1.00
   Class Y                                                  83,702,809              83,724,233                             1.00
---------------------------------------------------------------------------------------------------------------------------------
Core Bond
   Class A                                                  36,444,626               3,852,039                             9.46
   Class B                                                  10,873,923               1,148,606                             9.47
   Class C                                                     571,721                  60,377                             9.47
   Class I                                                 174,472,816              18,462,593                             9.45
   Class Y                                                     101,354                  10,714                             9.46
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity
   Class A                                               1,367,875,719             203,067,775                             6.74
   Class B                                                  73,443,835              11,039,576                             6.65
   Class C                                                   2,713,393                 408,104                             6.65
   Class I                                                 252,289,749              37,225,107                             6.78
   Class Y                                                 224,143,502              33,166,659                             6.76
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity
   Class A                                                   9,296,475               1,039,096                             8.95
   Class B                                                      37,166                   4,160                             8.93
   Class C                                                       8,931                   1,000                             8.93
   Class I                                                      60,937                   6,809                             8.95
   Class Y                                                      10,415                   1,164                             8.95
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value
   Class A                                                  11,292,945               1,156,138                             9.77
   Class B                                                     232,254                  23,871                             9.73
   Class C                                                      28,867                   2,966                             9.73
   Class I                                                   3,192,276                 326,326                             9.78
   Class Y                                                       9,774                   1,000                             9.77
---------------------------------------------------------------------------------------------------------------------------------
Floating Rate
   Class A                                                 188,670,468              18,775,287                            10.05
   Class B                                                  22,712,533               2,260,218                            10.05
   Class C                                                   6,246,038                 621,541                            10.05
   Class I                                                  58,941,954               5,867,379                            10.05
   Class Y                                                      39,240                   3,906                            10.05
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 64

---------------------------------------------------------------------------------------------------------------------------------
                      FUND                               NET ASSETS       SHARES OUTSTANDING       NET ASSET VALUE OF ONE SHARE
---------------------------------------------------------------------------------------------------------------------------------
Growth
   Class A                                               2,350,963,254              82,166,864                            28.61
   Class B                                                 462,284,256              17,737,114                            26.06
   Class C                                                  18,728,947                 718,480                            26.07
   Class I                                                 255,882,653               8,730,515                            29.31
   Class Y                                                 265,173,004               9,103,369                            29.13
---------------------------------------------------------------------------------------------------------------------------------
Income Opportunities
   Class A                                                 193,826,099              19,193,076                            10.10
   Class B                                                  56,859,933               5,632,539                            10.09
   Class C                                                   5,758,331                 570,511                            10.09
   Class I                                                  92,818,603               9,178,858                            10.11
   Class Y                                                     330,981                  32,755                            10.10
---------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities
   Class A                                                  93,669,588               9,649,345                             9.71
   Class B                                                  34,339,164               3,539,225                             9.70
   Class C                                                   2,904,301                 299,314                             9.70
   Class I                                                 147,737,154              15,221,186                             9.71
   Class Y                                                   2,043,173                 210,530                             9.70
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity
   Class A                                               5,460,885,070           1,010,532,146                             5.40
   Class B                                               1,169,108,420             220,862,389                             5.29
   Class C                                                  34,951,011               6,589,829                             5.30
   Class I                                                 105,402,088              19,384,483                             5.44
   Class Y                                               1,068,831,758             195,574,986                             5.47
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
   Class A                                                  62,855,365              10,692,320                             5.88
   Class B                                                  18,984,583               3,261,457                             5.82
   Class C                                                   1,108,078                 190,515                             5.82
   Class I                                                  13,208,587               2,234,787                             5.91
   Class Y                                                      33,938                   5,753                             5.90
---------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond
   Class A                                                  71,486,220               7,469,159                             9.57
   Class B                                                  15,185,460               1,587,239                             9.57
   Class C                                                   1,635,940                 171,057                             9.56
   Class I                                                  65,611,060               6,852,982                             9.57
   Class Y                                                       9,570                   1,000                             9.57
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
---------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(a)
   Class A                                                 170,289,094              32,979,699                             5.16
   Class B                                                   8,771,389               1,699,853                             5.16
   Class C                                                   2,177,694                 421,234                             5.17
---------------------------------------------------------------------------------------------------------------------------------
Diversified Bond
   Class A                                               2,013,110,199             422,021,713                             4.77
   Class B                                                 401,897,200              84,250,141                             4.77
   Class C                                                  17,292,094               3,624,635                             4.77
   Class I                                                 275,800,310              57,740,014                             4.78
   Class Y                                                 172,667,879              36,202,020                             4.77
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(a)
   Class A                                                  48,768,545               9,154,223                             5.33
   Class B                                                   9,072,094               1,703,066                             5.33
   Class C                                                     798,191                 149,911                             5.32
---------------------------------------------------------------------------------------------------------------------------------




Statement of Additional Information - Oct. 30, 2006                    Page 65

---------------------------------------------------------------------------------------------------------------------------------
                      FUND                               NET ASSETS       SHARES OUTSTANDING       NET ASSET VALUE OF ONE SHARE
---------------------------------------------------------------------------------------------------------------------------------

Michigan Tax-Exempt(a)
   Class A                                                  45,706,641               8,698,092                             5.25
   Class B                                                   2,650,676                 504,169                             5.26
   Class C                                                   1,415,848                 269,384                             5.26
---------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(a)
   Class A                                                 308,554,161              58,516,172                             5.27
   Class B                                                  29,477,245               5,589,082                             5.27
   Class C                                                   8,150,812               1,545,590                             5.27
---------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(a)
   Class A                                                  63,093,671              12,494,210                             5.05
   Class B                                                   6,828,613               1,352,374                             5.05
   Class C                                                   1,148,771                 227,499                             5.05
---------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(a)
   Class A                                                  42,239,331               8,027,783                             5.26
   Class B                                                   4,990,875                 948,475                             5.26
   Class C                                                   1,494,472                 283,946                             5.26

---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
---------------------------------------------------------------------------------------------------------------------------------
Balanced
   Class A                                                 989,855,377             100,563,086                             9.84
   Class B                                                  81,235,914               8,306,982                             9.78
   Class C                                                   3,167,458                 324,045                             9.77
   Class Y                                                 164,005,099              16,664,056                             9.84
---------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income
   Class A                                               3,750,608,952             309,712,571                            12.11
   Class B                                               1,141,027,745              94,507,900                            12.07
   Class C                                                  58,192,787               4,825,899                            12.06
   Class I                                                  95,655,178               7,887,479                            12.13
   Class Y                                                  57,832,165               4,771,115                            12.12
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
   Class A                                                 781,926,580              91,332,628                             8.56
   Class B                                                 242,239,643              28,890,614                             8.38
   Class C                                                  13,765,933               1,641,443                             8.39
   Class I                                                  11,962,819               1,382,578                             8.65
   Class Y                                                     817,961                  94,943                             8.62
---------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation
   Class A                                                 937,598,891              94,157,621                             9.96
   Class B                                                  96,316,098               9,745,469                             9.88
   Class C                                                   6,951,641                 705,134                             9.86
   Class Y                                                   4,286,744                 430,514                             9.96
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
---------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                           N/A                  N/A                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                              N/A                  N/A                           N/A
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
   Class A                                                 294,798,922              35,826,550                             8.23
   Class B                                                  73,863,781               9,501,233                             7.77
   Class C                                                   2,661,530                 341,553                             7.79
   Class I                                                  19,381,418               2,322,319                             8.35
   Class Y                                                   2,447,909                 293,926                             8.33
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                         N/A                  N/A                           N/A
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 66

---------------------------------------------------------------------------------------------------------------------------------
                      FUND                               NET ASSETS       SHARES OUTSTANDING       NET ASSET VALUE OF ONE SHARE
---------------------------------------------------------------------------------------------------------------------------------
European Equity
   Class A                                                  78,423,112              18,715,930                             4.19
   Class B                                                  30,637,252               7,429,954                             4.12
   Class C                                                   1,384,438                 335,753                             4.12
   Class I                                                      12,031                   2,865                             4.20
   Class Y                                                      15,392                   3,668                             4.20
---------------------------------------------------------------------------------------------------------------------------------
Global Bond
   Class A                                                 353,306,100              53,604,049                             6.59
   Class B                                                 110,636,065              16,777,180                             6.59
   Class C                                                   4,262,484                 649,122                             6.57
   Class I                                                  88,550,052              13,406,394                             6.61
   Class Y                                                      84,162                  12,737                             6.61
---------------------------------------------------------------------------------------------------------------------------------
Global Equity
   Class A                                                 446,193,352              71,576,192                             6.23
   Class B                                                 101,828,582              17,316,751                             5.88
   Class C                                                   2,334,217                 399,315                             5.85
   Class Y                                                   6,374,512               1,013,563                             6.29
---------------------------------------------------------------------------------------------------------------------------------
Global Technology
   Class A                                                 119,620,235              60,027,181                             1.99
   Class B                                                  46,433,081              26,742,918                             1.74
   Class C                                                   3,185,209               1,829,272                             1.74
   Class I                                                      11,844                   5,882                             2.01
   Class Y                                                     326,124                 162,930                             2.00
---------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth
   Class A                                                 215,872,577              26,820,498                             8.05
   Class B                                                  57,819,694               7,397,837                             7.82
   Class C                                                   3,261,563                 417,375                             7.81
   Class I                                                  82,548,346              10,155,034                             8.13
   Class Y                                                     515,894                  63,737                             8.09
---------------------------------------------------------------------------------------------------------------------------------
International Equity
   Class A                                                  91,200,721              12,421,110                             7.34
   Class B                                                  24,016,557               3,318,677                             7.24
   Class C                                                   1,455,722                 201,064                             7.24
   Class I                                                  45,221,005               6,123,641                             7.38
   Class Y                                                      94,215                  12,808                             7.36
---------------------------------------------------------------------------------------------------------------------------------
International Opportunity
   Class A                                                 407,578,897              53,203,222                             7.66
   Class B                                                  81,360,280              10,929,544                             7.44
   Class C                                                   2,726,160                 368,649                             7.40
   Class I                                                  49,993,704               6,452,691                             7.75
   Class Y                                                     366,531                  47,574                             7.70
---------------------------------------------------------------------------------------------------------------------------------
International Select Value
   Class A                                                 998,861,154             111,046,133                             9.00
   Class B                                                 307,576,476              35,286,756                             8.72
   Class C                                                  17,029,395               1,954,898                             8.71
   Class I                                                  61,144,808               6,727,163                             9.09
   Class Y                                                     915,632                 101,103                             9.06
---------------------------------------------------------------------------------------------------------------------------------
International Small Cap
   Class A                                                  65,510,944               7,438,951                             8.81
   Class B                                                  16,955,452               1,972,160                             8.60
   Class C                                                     839,377                  97,387                             8.62
   Class I                                                  10,298,228               1,158,140                             8.89
   Class Y                                                      86,855                   9,817                             8.85
---------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 67

---------------------------------------------------------------------------------------------------------------------------------
                      FUND                               NET ASSETS       SHARES OUTSTANDING       NET ASSET VALUE OF ONE SHARE
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt
   Class A                                                 102,085,224              19,306,431                             5.29
   Class B                                                  16,816,090               3,182,725                             5.28
   Class C                                                   6,130,727               1,160,263                             5.28
   Class Y                                                       1,277                     243                             5.26
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
   Class A                                               1,376,047,279              94,971,809                            14.49
   Class B                                                 328,834,586              24,758,767                            13.28
   Class C                                                  12,425,207                 935,688                            13.28
   Class I                                                  43,239,318               2,931,586                            14.75
   Class Y                                                 202,816,215              13,821,344                            14.67
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond
   Class A                                                 601,070,861             156,411,350                             3.84
   Class B                                                  28,874,300               7,513,770                             3.84
   Class C                                                   3,814,428                 992,278                             3.84
   Class Y                                                       1,871                     487                             3.84
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income
   Class A                                               3,459,967,688             788,294,542                             4.39
   Class B                                                 190,108,346              43,318,158                             4.39
   Class C                                                  23,087,288               5,258,196                             4.39
   Class Y                                                       1,979                     451                             4.39
---------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                    119,798,091             119,826,052                             1.00
---------------------------------------------------------------------------------------------------------------------------------


(a)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      The information shown is as of Aug. 31, 2006.


FOR FUNDS OTHER THAN MONEY MARKET FUNDS. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

      o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

      o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

      o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

      o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

      o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

      o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

      o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.



Statement of Additional Information - Oct. 30, 2006                    Page 68

      o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

      o Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

      o When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

FOR MONEY MARKET FUNDS. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.



Statement of Additional Information - Oct. 30, 2006                    Page 69

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices, relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the funds' website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, on a monthly basis, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally not released until it is at least thirty (30) days old.


From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.),
(2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), and
(3) other entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley). In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.


Statement of Additional Information - Oct. 30, 2006                    Page 70

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES


The funds uphold a long tradition of sound and principled corporate governance. For approximately thirty (30) years, the Board, which consists of a majority of independent directors, has voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process. General guidelines are:


      o CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

      o CHANGES IN CAPITAL STRUCTURE -- The Board votes for amendments to corporate documents that strengthen the financial condition of a business.

      o STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

      o SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of a fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.



Statement of Additional Information - Oct. 30, 2006                    Page 71

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. The Board has implemented policies and procedures reasonably designed to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' investment manager, RiverSource Investments, or other affiliated entities.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which a fund votes against the recommendation, the Board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the fund's Board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the Board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from outside resources, including Glass Lewis & Co. The investment manager makes the recommendation in writing. The process established by the Board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.

Funds-of-funds only own shares of other RiverSource funds and vote proxies of those funds whenever shareholder meetings are held. Funds-of-funds will vote for, against or abstain on each proposal that the underlying RiverSource fund sets forth in its proxy soliciting material in the same percentage as the public shareholders of the underlying RiverSource fund vote the proposal. Funds-of-funds do not invest in publicly-held operating companies.

PROXY VOTING RECORD

Information regarding how a fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge through riversource.com/funds, or searching the website of the SEC at www.sec.gov.



Statement of Additional Information - Oct. 30, 2006                    Page 72

INVESTING IN A FUND

Absolute Return Currency and Income Fund is currently only available to certain limited institutional investors through the sale of Class I shares. Class A, B, C and Y are currently not offered.

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (CDSC) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

CLASS A -- CALCULATION OF THE SALES CHARGE

Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund's investment category in Table 1.

                        TABLE 10. CLASS A SALES CHARGE

-------------------------------------------------------------------------------------------------------------------------------
                                                                                 FUND OF FUNDS - FIXED INCOME, STATE TAX-EXEMPT
                                                                                      FIXED INCOME, TAXABLE FIXED INCOME,
         FUND CATEGORY           BALANCED, EQUITY, FUND OF FUNDS - EQUITY                   TAX-EXEMPT FIXED INCOME
                              -------------------------------------------------------------------------------------------------
                                                              SALES CHARGE* AS A PERCENTAGE OF:
-------------------------------------------------------------------------------------------------------------------------------
      TOTAL MARKET VALUE      PUBLIC OFFERING PRICE**     NET AMOUNT INVESTED    PUBLIC OFFERING PRICE**    NET AMOUNT INVESTED
-------------------------------------------------------------------------------------------------------------------------------
Up to $49,999                          5.75%                     6.10%                    4.75%                    4.99%
-------------------------------------------------------------------------------------------------------------------------------
$50,000-$99,999                        4.75%                     4.99%                    4.25%                    4.44%
-------------------------------------------------------------------------------------------------------------------------------
$100,000-$249,999                      3.50%                     3.63%                    3.50%                    3.63%
-------------------------------------------------------------------------------------------------------------------------------
$250,000-$499,999                      2.50%                     2.56%                    2.50%                    2.56%
-------------------------------------------------------------------------------------------------------------------------------
$500,000-$999,999                      2.00%                     2.04%                    2.00%                    2.04%
-------------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more***                  0.00%                     0.00%                    0.00%                    0.00%
-------------------------------------------------------------------------------------------------------------------------------

  * Because of rounding in the calculation of purchase price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **   Purchase price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary making such a sale. Money market funds do not have a sales charge for Class A shares.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Oct. 30, 2006                    Page 73

                        TABLE 11. PUBLIC OFFERING PRICE

------------------------------------------------------------------------------------------------------------------------
                                                                            1.0 MINUS MAXIMUM
                      FUND                              NET ASSET VALUE       SALES CHARGE        PUBLIC OFFERING PRICE
------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                     $ 11.66                0.9425                   $ 12.37
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                     10.36                0.9525                     10.88
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                         11.06                0.9425                     11.73
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                              11.34                0.9425                     12.03
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                            10.68                0.9525                     11.21
-------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                     11.99                0.9425                     12.72
-------------------------------------------------------------------------------------------------------------------------
Small Company Index                                                 8.97                0.9425                      9.52
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (for Class D)                                         4.92       No sales charge                      4.92
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------------
Equity Value                                                       12.16                0.9425                     12.90
-------------------------------------------------------------------------------------------------------------------------
Precious Metals                                                    14.73                0.9425                     15.63
-------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                 7.23                0.9425                      7.67
-------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                    5.42                0.9425                      5.75
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                 N/A                   N/A                       N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                 N/A                   N/A                       N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                 N/A                   N/A                       N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                 N/A                   N/A                       N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                 N/A                   N/A                       N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                 N/A                   N/A                       N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                 N/A                   N/A                       N/A
-------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                 N/A                   N/A                       N/A
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                   8.35                0.9425                      8.86
-------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                  6.09                0.9425                      6.46
-------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                   6.05                0.9425                      6.42
-------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                     2.89                0.9525                      3.03
-------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                         9.98                0.9525                     10.48
-------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                      9.96                0.9525                     10.46
-------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                      9.98                0.9525                     10.48
-------------------------------------------------------------------------------------------------------------------------
Select Value                                                        7.27                0.9425                      7.71
-------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                      4.68                0.9525                      4.91
-------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                    6.01                0.9425                      6.38
-------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                     6.67                0.9425                      7.08
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                            4.92                0.9525                      5.17
-------------------------------------------------------------------------------------------------------------------------
Value                                                               5.40                0.9425                      5.73
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                                7.83                0.9425                      8.31
-------------------------------------------------------------------------------------------------------------------------
Real Estate                                                        15.30                0.9425                     16.23
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------------
Cash Management                                                     1.00       No sales charge                      1.00
-------------------------------------------------------------------------------------------------------------------------
Core Bond                                                           9.46                0.9525                      9.93
-------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                                  6.74                0.9425                      7.15
-------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                                8.95                0.9425                      9.50
-------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                         9.77                0.9425                     10.37
-------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 74

-------------------------------------------------------------------------------------------------------------------------
                                                                            1.0 MINUS MAXIMUM
                      FUND                              NET ASSET VALUE       SALES CHARGE        PUBLIC OFFERING PRICE
-------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                      10.05                0.9525                     10.55
-------------------------------------------------------------------------------------------------------------------------
Growth                                                             28.61                0.9425                     30.36
-------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                               10.10                0.9525                     10.60
-------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                      9.71                0.9525                     10.19
-------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                    5.40                0.9425                      5.73
-------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                     5.88                0.9425                      6.24
-------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                               9.57                0.9525                     10.05
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(a)                                            5.16                0.9525                      5.42
-------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                    4.77                0.9525                      5.01
-------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(a)                                         5.33                0.9525                      5.60
-------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(a)                                              5.25                0.9525                      5.51
-------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(a)                                             5.27                0.9525                      5.53
-------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(a)                                              5.05                0.9525                      5.30
-------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(a)                                                  5.26                0.9525                      5.52

-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------------
Balanced                                                            9.84                0.9425                     10.44
-------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                          12.11                0.9425                     12.85
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                       8.56                0.9425                      9.08
-------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                                9.96                0.9425                     10.57
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                  N/A                   N/A                       N/A
-------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                     N/A                   N/A                       N/A
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                    8.23                0.9425                      8.73
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                N/A                   N/A                       N/A
-------------------------------------------------------------------------------------------------------------------------
European Equity                                                     4.19                0.9425                      4.45
-------------------------------------------------------------------------------------------------------------------------
Global Bond                                                         6.59                0.9525                      6.92
-------------------------------------------------------------------------------------------------------------------------
Global Equity                                                       6.23                0.9425                      6.61
-------------------------------------------------------------------------------------------------------------------------
Global Technology                                                   1.99                0.9425                      2.11
-------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                     8.05                0.9425                      8.54
-------------------------------------------------------------------------------------------------------------------------
International Equity                                                7.34                0.9425                      7.79
-------------------------------------------------------------------------------------------------------------------------
International Opportunity                                           7.66                0.9425                      8.13
-------------------------------------------------------------------------------------------------------------------------
International Select Value                                          9.00                0.9425                      9.55
-------------------------------------------------------------------------------------------------------------------------
International Small Cap                                             8.81                0.9425                      9.35
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                             5.29                0.9525                      5.55
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                     14.49                0.9425                     15.37
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                     3.84                0.9525                      4.03
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                              4.39                0.9525                      4.61
-------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                             1.00       No sales charge                      1.00
-------------------------------------------------------------------------------------------------------------------------


(a)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      The information shown is as of Aug. 31, 2006.




Statement of Additional Information - Oct. 30, 2006                    Page 75

CLASS A -- LETTER OF INTENT (LOI)

If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days, but backdating the LOI will shorten the going forward window by the length of the backdating. Your holdings in RiverSource funds acquired more than 90 days before your financial institution receives your signed LOI will not be counted towards the LOI commitment amount and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, you may still be able to take advantage of a reduced sales charge on future purchases because the historic purchases may count toward the combined market value for Rights of Accumulation. For example, if you made an investment more than 90 days ago, and that investment's current market value is $75,000, the sales charge you would pay on additional investment is 4.5% until the market value of your accounts is $100,000, at which point your sales charge will be reduced to 3.5%. If you plan to invest another $50,000 over the next 13 month period, you may not rely on a letter of intent to take immediate advantage of the lower 3.5% sales charge, but instead would naturally realize the lower sales charge of 3.5% (under Rights of Accumulation) after you invested $25,000. To take immediate advantage of the 3.5% sales charge level, you would need to sign a $100,000 LOI and then invest another $100,000. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by Rights of Accumulation or the total value of the new investment combined with the market value of the existing RiverSource fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource funds other than Class A; does not include reinvested dividends and directed dividends earned in any RiverSource funds; purchases in RiverSource funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of a RiverSource fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial institution in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

CLASS B SHARES

Class B shares have a CDSC for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

CLASS Y SHARES

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee, but have a separate shareholder service fee. The following investors are eligible to purchase Class Y shares:

      o     Qualified employee benefit plans* if the plan:

            o uses a daily transfer recordkeeping service offering participants daily access to RiverSource funds and has

                  o     at least $10 million in plan assets or

                  o     500 or more participants; or

            o     does not use daily transfer recordkeeping and has

                  o     at least $3 million invested in RiverSource funds or

                  o     500 or more participants.

               A plan that qualifies for investment in Class E or Y may continue to invest in Class E or Y even if it subsequently falls below the required level of assets or participants.



Statement of Additional Information - Oct. 30, 2006                    Page 76

      o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in RiverSource funds.

      o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

      o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

MONEY MARKET FUNDS

The minimum purchase amount for directors, officers and employees of the fund or the investment manager and Ameriprise Financial Services financial advisors is $1,000 (except payroll deduction plans), with a minimum additional purchase amount of $100 on a monthly systematic purchase plan. The minimum amount for additional purchases in a direct-at-fund account is $25 monthly.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A fund also can change the program or end it at any time.

REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserve the right to reject any business, in its sole discretion.

SELLING SHARES

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

      o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

      o Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

      o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.



Statement of Additional Information - Oct. 30, 2006                    Page 77

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial institution. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way that can be handled efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. Each fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

PLAN #1: PAY-OUT FOR A FIXED PERIOD OF TIME

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

PLAN #2: REDEMPTION OF A FIXED NUMBER OF SHARES

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

PLAN #3: REDEMPTION OF A FIXED DOLLAR AMOUNT

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

PLAN #4: REDEMPTION OF A PERCENTAGE OF NET ASSET VALUE

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.



Statement of Additional Information - Oct. 30, 2006                    Page 78

CAPITAL LOSS CARRYOVER

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                       TABLE 12. CAPITAL LOSS CARRYOVER

-----------------------------------------------------------------------------------------------------
                           TOTAL           AMOUNT          AMOUNT          AMOUNT          AMOUNT
                        CAPITAL LOSS     EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND              CARRYOVERS         2007            2008            2009            2010
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------
Portfolio Builder                  0
Aggressive
-----------------------------------------------------------------------------------------------------
Portfolio Builder                  0
Conservative
-----------------------------------------------------------------------------------------------------
Portfolio Builder                  0
Moderate
-----------------------------------------------------------------------------------------------------
Portfolio Builder                  0
Moderate Aggressive
-----------------------------------------------------------------------------------------------------
Portfolio Builder                  0
Moderate
Conservative
-----------------------------------------------------------------------------------------------------
Portfolio Builder                  0
Total Equity
-----------------------------------------------------------------------------------------------------
Small Company Index                0
-----------------------------------------------------------------------------------------------------
S&P 500 Index             32,236,725               0               0       2,387,603       5,416,211
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------
Equity Value             110,768,162               0               0               0               0
-----------------------------------------------------------------------------------------------------
Precious Metals            1,549,744               0               0               0               0
-----------------------------------------------------------------------------------------------------
Small Cap Advantage                0
-----------------------------------------------------------------------------------------------------
Small Cap Growth                   0
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------
Retirement                       N/A
Plus 2010
-----------------------------------------------------------------------------------------------------
Retirement                       N/A
Plus 2015
-----------------------------------------------------------------------------------------------------
Retirement                       N/A
Plus 2020
-----------------------------------------------------------------------------------------------------
Retirement                       N/A
Plus 2025
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                           AMOUNT          AMOUNT          AMOUNT          AMOUNT          AMOUNT
                         EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND                 2011            2012            2013            2014            2015
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-----------------------------------------------------------------------------------------------------
Portfolio Builder
Aggressive
-----------------------------------------------------------------------------------------------------
Portfolio Builder
Conservative
-----------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate
-----------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate Aggressive
-----------------------------------------------------------------------------------------------------
Portfolio Builder
Moderate
Conservative
-----------------------------------------------------------------------------------------------------
Portfolio Builder
Total Equity
-----------------------------------------------------------------------------------------------------
Small Company Index
-----------------------------------------------------------------------------------------------------
S&P 500 Index                      0      14,802,476       9,630,435               0               0
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------
Equity Value              68,592,915      42,175,247               0               0               0
-----------------------------------------------------------------------------------------------------
Precious Metals                    0               0       1,549,744               0               0
-----------------------------------------------------------------------------------------------------
Small Cap Advantage
-----------------------------------------------------------------------------------------------------
Small Cap Growth
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-----------------------------------------------------------------------------------------------------
Retirement
Plus 2010
-----------------------------------------------------------------------------------------------------
Retirement
Plus 2015
-----------------------------------------------------------------------------------------------------
Retirement
Plus 2020
-----------------------------------------------------------------------------------------------------
Retirement
Plus 2025
-----------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 79

-----------------------------------------------------------------------------------------------------
                           TOTAL           AMOUNT          AMOUNT          AMOUNT          AMOUNT
                       CAPITAL LOSS      EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND             CARRYOVERS          2007            2008            2009            2010
-----------------------------------------------------------------------------------------------------
Retirement
Plus 2030                        N/A
-----------------------------------------------------------------------------------------------------
Retirement                       N/A
Plus 2035
-----------------------------------------------------------------------------------------------------
Retirement                       N/A
Plus 2040
-----------------------------------------------------------------------------------------------------
Retirement                       N/A
Plus 2045
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------
Aggressive Growth      1,227,447,858               0      20,090,427     841,156,325     315,348,051
-----------------------------------------------------------------------------------------------------
Fundamental Growth                 0
-----------------------------------------------------------------------------------------------------
Fundamental Value                  0
-----------------------------------------------------------------------------------------------------
High Yield Bond        1,406,515,123               0      80,574,095     226,001,198     517,121,802
-----------------------------------------------------------------------------------------------------
Income Builder                    48               0               0               0               0
Basic Income
-----------------------------------------------------------------------------------------------------
Income Builder                     6               0               0               0               0
Enhanced Income
-----------------------------------------------------------------------------------------------------
Income Builder                    17               0               0               0               0
Moderate Income
-----------------------------------------------------------------------------------------------------
Select Value              17,611,971               0               0               0               0
-----------------------------------------------------------------------------------------------------
Short Duration           216,881,168               0      35,174,077     117,356,906               0
U.S. Government
-----------------------------------------------------------------------------------------------------
Small Cap Equity          46,312,769               0               0       4,182,470      42,130,299
-----------------------------------------------------------------------------------------------------
Small Cap Value                    0
-----------------------------------------------------------------------------------------------------
U.S. Government            1,999,586               0               0               0               0
Mortgage
-----------------------------------------------------------------------------------------------------
Value                              0
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------
Dividend                 462,203,460               0               0               0               0
Opportunity
-----------------------------------------------------------------------------------------------------
Real Estate                        0
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                           AMOUNT          AMOUNT          AMOUNT          AMOUNT          AMOUNT
                         EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND                 2011            2012            2013            2014            2015
-----------------------------------------------------------------------------------------------------
Retirement
Plus 2030
-----------------------------------------------------------------------------------------------------
Retirement
Plus 2035
-----------------------------------------------------------------------------------------------------
Retirement
Plus 2040
-----------------------------------------------------------------------------------------------------
Retirement
Plus 2045
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------
Aggressive Growth         23,741,111      27,111,944               0               0               0
-----------------------------------------------------------------------------------------------------
Fundamental Growth
-----------------------------------------------------------------------------------------------------
Fundamental Value
-----------------------------------------------------------------------------------------------------
High Yield Bond          552,664,309               0               0      19,048,600      11,105,119
-----------------------------------------------------------------------------------------------------
Income Builder                     0               0               0              48               0
Basic Income
-----------------------------------------------------------------------------------------------------
Income Builder                     0               0               0               6               0
Enhanced Income
-----------------------------------------------------------------------------------------------------
Income Builder                     0               0               0              17               0
Moderate Income
-----------------------------------------------------------------------------------------------------
Select Value              15,103,541       2,508,430               0               0               0
-----------------------------------------------------------------------------------------------------
Short Duration                     0               0      36,267,962      20,469,230       7,612,993
U.S. Government
-----------------------------------------------------------------------------------------------------
Small Cap Equity                   0               0               0               0               0
-----------------------------------------------------------------------------------------------------
Small Cap Value
-----------------------------------------------------------------------------------------------------
U.S. Government                    0               0               0         545,026       1,454,560
Mortgage
-----------------------------------------------------------------------------------------------------
Value
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-----------------------------------------------------------------------------------------------------
Dividend                 462,203,460               0               0               0               0
Opportunity
-----------------------------------------------------------------------------------------------------
Real Estate
-----------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 80

-----------------------------------------------------------------------------------------------------
                           TOTAL           AMOUNT          AMOUNT          AMOUNT          AMOUNT
                       CAPITAL LOSS      EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND             CARRYOVERS          2007            2008            2009            2010
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------
Cash Management                    0
-----------------------------------------------------------------------------------------------------
Core Bond                  3,154,192               0               0               0               0
-----------------------------------------------------------------------------------------------------
Disciplined Equity                 0
-----------------------------------------------------------------------------------------------------
Disciplined Small             93,125               0               0               0               0
and Mid Cap Equity
-----------------------------------------------------------------------------------------------------
Disciplined Small                  0
Cap Value
-----------------------------------------------------------------------------------------------------
Floating Rate                      0
-----------------------------------------------------------------------------------------------------
Growth                   535,377,023               0               0               0     166,602,696
-----------------------------------------------------------------------------------------------------
Income                     1,475,572               0               0               0               0
Opportunities
-----------------------------------------------------------------------------------------------------
Inflation                  1,946,291               0               0               0               0
Protected
Securities
-----------------------------------------------------------------------------------------------------
Large Cap Equity         241,864,902                     132,187,540      76,012,213      19,803,207
-----------------------------------------------------------------------------------------------------
Large Cap Value                    0
-----------------------------------------------------------------------------------------------------
Limited                    3,814,855               0               0               0               0
Duration Bond
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------

California
Tax-Exempt(a)                109,278               0               0               0               0
-----------------------------------------------------------------------------------------------------
Diversified Bond         175,789,584               0               0      78,698,873      49,658,521
-----------------------------------------------------------------------------------------------------
Massachusetts
Tax-Exempt(a)                150,080               0               0               0               0
-----------------------------------------------------------------------------------------------------
Michigan
Tax-Exempt(a)                 73,073               0               0               0               0
-----------------------------------------------------------------------------------------------------
Minnesota
Tax-Exempt(a)              2,433,759               0               0               0               0
-----------------------------------------------------------------------------------------------------
New York
Tax-Exempt(a)                 79,756               0               0               0               0
-----------------------------------------------------------------------------------------------------
Ohio
Tax-Exempt(a)                 90,574               0               0               0               0

-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------
Balanced                 836,509,970               0               0               0     442,946,112
-----------------------------------------------------------------------------------------------------
Diversified                        0
Equity Income
-----------------------------------------------------------------------------------------------------
Mid Cap Value                      0
-----------------------------------------------------------------------------------------------------
Strategic                112,166,989               0               0               0       9,602,040
Allocation
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                           AMOUNT          AMOUNT          AMOUNT          AMOUNT          AMOUNT
                         EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND                 2011            2012            2013            2014            2015
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-----------------------------------------------------------------------------------------------------
Cash Management
-----------------------------------------------------------------------------------------------------
Core Bond                          0               0               0         526,700       2,627,492
-----------------------------------------------------------------------------------------------------
Disciplined Equity
-----------------------------------------------------------------------------------------------------
Disciplined Small                  0               0               0          93,125               0
and Mid Cap Equity
-----------------------------------------------------------------------------------------------------
Disciplined Small
Cap Value
-----------------------------------------------------------------------------------------------------
Floating Rate
-----------------------------------------------------------------------------------------------------
Growth                   368,774,327               0               0               0               0
-----------------------------------------------------------------------------------------------------
Income                             0               0               0               0       1,475,572
Opportunities
-----------------------------------------------------------------------------------------------------
Inflation                          0               0               0               0       1,946,291
Protected
Securities
-----------------------------------------------------------------------------------------------------
Large Cap Equity          13,861,942               0               0               0               0
-----------------------------------------------------------------------------------------------------
Large Cap Value
-----------------------------------------------------------------------------------------------------
Limited                            0               0               0         388,116       3,426,739
Duration Bond
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-----------------------------------------------------------------------------------------------------

California
Tax-Exempt(a)                      0               0               0         109,278               0
-----------------------------------------------------------------------------------------------------
Diversified Bond                   0       5,227,159               0      12,836,807      29,368,224
-----------------------------------------------------------------------------------------------------
Massachusetts
Tax-Exempt(a)                      0               0               0         150,080               0
-----------------------------------------------------------------------------------------------------
Michigan
Tax-Exempt(a)                      0               0               0          73,073               0
-----------------------------------------------------------------------------------------------------
Minnesota
Tax-Exempt(a)                      0               0       1,520,753         913,006               0
-----------------------------------------------------------------------------------------------------
New York
Tax-Exempt(a)                      0               0               0          79,756               0
-----------------------------------------------------------------------------------------------------
Ohio
Tax-Exempt(a)                      0          39,505               0          51,069               0
-----------------------------------------------------------------------------------------------------

FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------
Balanced                 368,676,980      24,886,878               0               0               0
-----------------------------------------------------------------------------------------------------
Diversified
Equity Income
-----------------------------------------------------------------------------------------------------
Mid Cap Value
-----------------------------------------------------------------------------------------------------
Strategic                102,564,949               0               0               0               0
Allocation
-----------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 81

-----------------------------------------------------------------------------------------------------
                           TOTAL           AMOUNT          AMOUNT          AMOUNT          AMOUNT
                       CAPITAL LOSS      EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND             CARRYOVERS          2007            2008            2009            2010
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------
Absolute Return                  N/A
Currency
and Income
-----------------------------------------------------------------------------------------------------
Disciplined                      N/A
International
Equity
-----------------------------------------------------------------------------------------------------
Emerging Markets             898,826               0               0         898,826               0
-----------------------------------------------------------------------------------------------------
Emerging                         N/A
Markets Bond
-----------------------------------------------------------------------------------------------------
European Equity           88,587,807               0               0      67,052,074      16,514,518
-----------------------------------------------------------------------------------------------------
Global Bond                6,100,374               0               0               0       6,100,374
-----------------------------------------------------------------------------------------------------
Global Equity            565,449,466               0               0     391,304,630     143,634,885
-----------------------------------------------------------------------------------------------------
Global Technology        386,068,821               0               0     304,769,594      81,299,227
-----------------------------------------------------------------------------------------------------
International                      0
Aggressive Growth
-----------------------------------------------------------------------------------------------------
International                      0
Equity
-----------------------------------------------------------------------------------------------------
International            419,302,462               0               0     321,807,492      59,231,998
Opportunity
-----------------------------------------------------------------------------------------------------
International                      0
Select Value
-----------------------------------------------------------------------------------------------------
International                      0
Small Cap
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------
Intermediate                       0
Tax-Exempt
-----------------------------------------------------------------------------------------------------
Mid Cap Growth                     0
-----------------------------------------------------------------------------------------------------
Tax-Exempt Bond                    0
-----------------------------------------------------------------------------------------------------
Tax-Exempt                         0
High Income
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------
Tax-Exempt Money              22,784               0             166               0          18,331
Market
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                           AMOUNT          AMOUNT          AMOUNT          AMOUNT          AMOUNT
                         EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN     EXPIRING IN
       FUND                 2011            2012            2013            2014            2015
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------
Absolute Return
Currency
and Income
-----------------------------------------------------------------------------------------------------
Disciplined
International
Equity
-----------------------------------------------------------------------------------------------------
Emerging Markets                   0               0               0               0               0
-----------------------------------------------------------------------------------------------------
Emerging
Markets Bond
-----------------------------------------------------------------------------------------------------
European Equity            5,021,215               0               0               0               0
-----------------------------------------------------------------------------------------------------
Global Bond                        0               0               0               0               0
-----------------------------------------------------------------------------------------------------
Global Equity             30,509,951               0               0               0               0
-----------------------------------------------------------------------------------------------------
Global Technology                  0               0               0               0               0
-----------------------------------------------------------------------------------------------------
International
Aggressive Growth
-----------------------------------------------------------------------------------------------------
International
Equity
-----------------------------------------------------------------------------------------------------
International             38,262,972               0               0               0               0
Opportunity
-----------------------------------------------------------------------------------------------------
International
Select Value
-----------------------------------------------------------------------------------------------------
International
Small Cap
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------
Intermediate
Tax-Exempt
-----------------------------------------------------------------------------------------------------
Mid Cap Growth
-----------------------------------------------------------------------------------------------------
Tax-Exempt Bond
-----------------------------------------------------------------------------------------------------
Tax-Exempt
High Income
-----------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------
Tax-Exempt Money                   0               0           4,287               0               0
Market
-----------------------------------------------------------------------------------------------------


(a)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      The information shown is as of Aug. 31, 2006.


It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.



Statement of Additional Information - Oct. 30, 2006                    Page 82

TAXES

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

FOR EXAMPLE

You purchase 100 shares of an Equity Fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the
$57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

FOR STATE TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS, all distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Under current tax law, the maximum tax paid on dividends by individuals is 15% (5% for taxpayers in the 10% and 15% brackets) for tax years through 2010. The maximum capital gain rate for securities sold on or after May 6, 2003 through 2010 is 15% (5% for taxpayers in the 10% and 15% brackets).

Only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for common stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Oct. 30, 2006                    Page 83

          TABLE 13. CORPORATE DEDUCTION AND QUALIFIED DIVIDEND INCOME

-------------------------------------------------------------------------------------------------------------------
                                                    PERCENT OF DIVIDENDS QUALIFYING      QUALIFIED DIVIDEND INCOME
                     FUND                               FOR CORPORATE DEDUCTION               FOR INDIVIDUALS
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                    24.01%                            44.44%
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                   5.29                              10.05
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                       11.64                             21.59
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                            16.98                             31.55
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                          8.29                              15.39
-------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                   34.10                             63.40
-------------------------------------------------------------------------------------------------------------------
Small Company Index                                             100.00                            100.00
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                   100.00                            100.00
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-------------------------------------------------------------------------------------------------------------------
Equity Value                                                    100.00                            100.00
-------------------------------------------------------------------------------------------------------------------
Precious Metals                                                    0                                 0
-------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                              35.64                             36.35
-------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                   0                                 0
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                              N/A                               N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                              N/A                               N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                              N/A                               N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                              N/A                               N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                              N/A                               N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                              N/A                               N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                              N/A                               N/A
-------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                              N/A                               N/A
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                20.84                             24.02
-------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                              100.00                            100.00
-------------------------------------------------------------------------------------------------------------------
Fundamental Value                                               100.00                            100.00
-------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                  0.03                              0.03
-------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                      24.20                             24.07
-------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                   17.85                             17.58
-------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                   21.16                             20.97
-------------------------------------------------------------------------------------------------------------------
Select Value                                                    100.00                            100.00
-------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                     0                                 0
-------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                 38.41                             39.74
-------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                  23.75                             25.87
-------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                           0                                 0
-------------------------------------------------------------------------------------------------------------------
Value                                                           100.00                            100.00
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
-------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                            100.00                            100.00
-------------------------------------------------------------------------------------------------------------------
Real Estate                                                      0.40                              2.86
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
-------------------------------------------------------------------------------------------------------------------
Cash Management                                                    0                                 0
-------------------------------------------------------------------------------------------------------------------
Core Bond                                                          0                                 0
-------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                               29.23                             29.46
-------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                               0                                 0
-------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 84

-------------------------------------------------------------------------------------------------------------------
                                                    PERCENT OF DIVIDENDS QUALIFYING      QUALIFIED DIVIDEND INCOME
                     FUND                               FOR CORPORATE DEDUCTION               FOR INDIVIDUALS
-------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                        0                                 0
-------------------------------------------------------------------------------------------------------------------
Floating Rate                                                      0                                 0
-------------------------------------------------------------------------------------------------------------------
Growth                                                            100                               100
-------------------------------------------------------------------------------------------------------------------
Income Opportunities                                               0                                 0
-------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                     0                                 0
-------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                  100                               100
-------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                  73.41                             80.91
-------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                              0                                 0
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
-------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(a)                                           0                                 0

-------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                   0                                 0
-------------------------------------------------------------------------------------------------------------------

Massachusetts Tax-Exempt(a)                                        0                                 0
-------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(a)                                             0                                 0
-------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(a)                                            0                                 0
-------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(a)                                             0                                 0
-------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(a)                                                 0                                 0

-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-------------------------------------------------------------------------------------------------------------------
Balanced                                                         61.50                             68.42
-------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                       100.00                            100.00
-------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                    78.07                             83.61
-------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                             78.92                             99.76
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
-------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                               N/A                               N/A
-------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                  N/A                               N/A
-------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                   0                              100.00
-------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                             N/A                               N/A
-------------------------------------------------------------------------------------------------------------------
European Equity                                                    0                              100.00
-------------------------------------------------------------------------------------------------------------------
Global Bond                                                        0                                 0
-------------------------------------------------------------------------------------------------------------------
Global Equity                                                   100.00                            100.00
-------------------------------------------------------------------------------------------------------------------
Global Technology                                                  0                                 0
-------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                  1.48                              99.98
-------------------------------------------------------------------------------------------------------------------
International Equity                                             0.19                              47.51
-------------------------------------------------------------------------------------------------------------------
International Opportunity                                          0                              100.00
-------------------------------------------------------------------------------------------------------------------
International Select Value                                         0                                 0
-------------------------------------------------------------------------------------------------------------------
International Small Cap                                            0                               36.78
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
-------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                            0                                 0
-------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                     0                                 0
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                    0                                 0
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                             0                                 0
-------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                            0                                 0
-------------------------------------------------------------------------------------------------------------------


(a)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      The information shown is as of Aug. 31, 2006.




Statement of Additional Information - Oct. 30, 2006                    Page 85

A fund may be subject to U.S. taxes resulting from holdings in a PFIC. To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of a fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.



Statement of Additional Information - Oct. 30, 2006                    Page 86

AGREEMENTS

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

        TABLE 14. INVESTMENT MANAGEMENT SERVICES AGREEMENT FEE SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                        ANNUAL RATE AT EACH       DAILY RATE ON LAST DAY OF MOST
                  FUND                             ASSETS (BILLIONS)        ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                   First $1.0               0.890%                          N/A
                                                       Next 1.0                0.865
                                                       Next 1.0                0.840
                                                       Next 3.0                0.815
                                                       Next 1.5                0.790
                                                       Next 1.5                0.775
                                                       Next 1.0                0.770
                                                       Next 5.0                0.760
                                                       Next 5.0                0.750
                                                       Next 4.0                0.740
                                                       Next 26.0               0.720
                                                       Over 50.0               0.700
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                     First $0.50              0.890                          0.885
                                                       Next 0.50               0.865
                                                       Next 1.0                0.840
                                                       Next 1.0                0.815
                                                       Next 3.0                0.790
                                                       Over 6.0                0.765
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                              First $1.0               0.530                          0.525*
                                                       Next 1.0                0.505
                                                       Next 1.0                0.480
                                                       Next 3.0                0.455
                                                       Next 1.5                0.430
                                                       Next 2.5                0.410
                                                       Next 5.0                0.390
                                                       Next 9.0                0.370
                                                       Over 24.0               0.350
------------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(a)                              First $0.25              0.410          California - 0.410
Massachusetts Tax-Exempt(a)                            Next 0.25               0.385          Massachusetts - 0.410
Michigan Tax-Exempt(a)                                 Next 0.25               0.360          Michigan - 0.410
Minnesota Tax-Exempt(a)                                Next 0.25               0.345          Minnesota - 0.403
New York Tax-Exempt(a)                                 Next 6.5                0.320          New York - 0.410
Ohio Tax-Exempt(a)                                     Next 2.5                0.310          Ohio - 0.410

                                                       Next 5.0                0.300
                                                       Next 9.0                0.290
                                                       Next 26.0               0.270
                                                       Over 50.0               0.250
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 87

------------------------------------------------------------------------------------------------------------------------------------
                                                                        ANNUAL RATE AT EACH       DAILY RATE ON LAST DAY OF MOST
                  FUND                             ASSETS (BILLIONS)        ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                                       First $1.0               0.330                          0.291
                                                       Next 0.5                0.313
                                                       Next 0.5                0.295
                                                       Next 0.5                0.278
                                                       Next 2.5                0.260
                                                       Next 1.0                0.240
                                                       Next 1.5                0.220
                                                       Next 1.5                0.215
                                                       Next 1.0                0.190
                                                       Next 5.0                0.180
                                                       Next 5.0                0.170
                                                       Next 4.0                0.160
                                                       Over 24.0               0.150
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                             First $1.0               0.480          Core Bond - 0.480

Diversified Bond                                       Next 1.0                0.455          Diversified Bond - 0.456

Limited Duration Bond                                  Next 1.0                0.430          Limited Duration Bond - 0.480
                                                       Next 3.0                0.405
                                                       Next 1.5                0.380
                                                       Next 1.5                0.365
                                                       Next 1.0                0.360
                                                       Next 5.0                0.350
                                                       Next 5.0                0.340
                                                       Next 4.0                0.330
                                                       Next 26.0               0.310
                                                       Over 50.0               0.290
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                    First $1.0               0.600          Disciplined Equity - 0.588
Diversified Equity Income                              Next 1.0                0.575          Diversified Equity Income - 0.462*
Growth                                                 Next 1.0                0.550          Growth - 0.570
Large Cap Equity                                       Next 3.0                0.525          Large Cap Equity - 0.538
Large Cap Value                                        Next 1.5                0.500          Large Cap Value - 0.600
                                                       Next 2.5                0.485
                                                       Next 5.0                0.470
                                                       Next 5.0                0.450
                                                       Next 4.0                0.425
                                                       Next 26.0               0.400
                                                       Over 50.0               0.375
------------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                      First $0.25              0.800          Disciplined International Equity - N/A
European Equity                                        Next 0.25               0.775          European Equity - 0.800*
Global Equity                                          Next 0.25               0.750          Global Equity - 0.784*
International Opportunity                              Next 0.25               0.725          International Opportunity - 0.785*
                                                       Next 1.0                0.700
                                                       Next 5.5                0.675
                                                       Next 2.5                0.660
                                                       Next 5.0                0.645
                                                       Next 5.0                0.635
                                                       Next 4.0                0.610
                                                       Next 26.0               0.600
                                                       Over 50.0               0.570
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 88

------------------------------------------------------------------------------------------------------------------------------------
                                                                        ANNUAL RATE AT EACH       DAILY RATE ON LAST DAY OF MOST
                  FUND                             ASSETS (BILLIONS)        ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                  First $1.0               0.700          Disciplined Small and Mid Cap
Mid Cap Growth                                         Next 1.0                0.675          Equity - 0.700
                                                       Next 1.0                0.650          Mid Cap Growth - 0.588*
                                                       Next 3.0                0.625
                                                       Next 1.5                0.600
                                                       Next 2.5                0.575
                                                       Next 5.0                0.550
                                                       Next 9.0                0.525
                                                       Next 26.0               0.500
                                                       Over 50.0               0.475
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                           First $0.25              0.850                          0.850
                                                       Next 0.25               0.825
                                                       Next 0.25               0.800
                                                       Next 0.25               0.775
                                                       Next 1.0                0.750
                                                       Over 2.0                0.725
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                  First $0.50              0.610                          0.590
                                                       Next 0.50               0.585
                                                       Next 1.0                0.560
                                                       Next 1.0                0.535
                                                       Next 3.0                0.510
                                                       Next 4.0                0.480
                                                       Next 5.0                0.470
                                                       Next 5.0                0.450
                                                       Next 4.0                0.425
                                                       Next 26.0               0.400
                                                       Over 50.0               0.375
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                      First $0.25              1.100                          1.093*
                                                       Next 0.25               1.080
                                                       Next 0.25               1.060
                                                       Next 0.25               1.040
                                                       Next 1.0                1.020
                                                       Next 5.5                1.000
                                                       Next 2.5                0.985
                                                       Next 5.0                0.970
                                                        Net 5.0                0.960
                                                       Next 4.0                0.935
                                                       Next 26.0               0.920
                                                       Over 50.0               0.900
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                 First $0.25              0.720          Emerging Markets Bond - N/A
Global Bond                                            Next 0.25               0.695          Global Bond - 0.754*
                                                       Next 0.25               0.670
                                                       Next 0.25               0.645
                                                       Next 6.5                0.620
                                                       Next 2.5                0.605
                                                       Next 5.0                0.590
                                                       Next 5.0                0.580
                                                       Next 4.0                0.560
                                                       Next 26.0               0.540
                                                       Over 50.0               0.520
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 89

------------------------------------------------------------------------------------------------------------------------------------
                                                                        ANNUAL RATE AT EACH       DAILY RATE ON LAST DAY OF MOST
                  FUND                             ASSETS (BILLIONS)        ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                                          First $0.50              0.530                          0.512
                                                       Next 0.50               0.505
                                                       Next 1.0                0.480
                                                       Next 1.0                0.455
                                                       Next 3.0                0.430
                                                       Over 6.0                0.400
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                         First $1.0               0.610          Floating Rate - 0.610
Income Opportunities                                   Next 1.0                0.585          Income Opportunities - 0.610
                                                       Next 1.0                0.560
                                                       Next 3.0                0.535
                                                       Next 1.5                0.510
                                                       Next 1.5                0.495
                                                       Next 1.0                0.470
                                                       Next 5.0                0.455
                                                       Next 5.0                0.445
                                                       Next 4.0                0.420
                                                       Next 26.0               0.405
                                                       Over 50.0               0.380
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                    First $1.0               0.780                          0.780
                                                       Next 1.0                0.755
                                                       Next 1.0                0.730
                                                       Next 3.0                0.705
                                                       Over 6.0                0.680
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                     First $0.50              0.730          Fundamental Value - 0.713
Value                                                  Next 0.50               0.705          Value - 0.730
                                                       Next 1.0                0.680
                                                       Next 1.0                0.655
                                                       Next 3.0                0.630
                                                       Over 6.0                0.600
------------------------------------------------------------------------------------------------------------------------------------
Global Technology                                     First $0.25              0.720                          0.720
                                                       Next 0.25               0.695
                                                       Next 0.25               0.670
                                                       Next 0.25               0.645
                                                       Next 1.0                0.620
                                                       Over 2.0                0.595
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                       First $1.0               0.590                          0.577
                                                       Next 1.0                0.565
                                                       Next 1.0                0.540
                                                       Next 3.0                0.515
                                                       Next 1.5                0.490
                                                       Next 1.5                0.475
                                                       Next 1.0                0.450
                                                       Next 5.0                0.435
                                                       Next 5.0                0.425
                                                       Next 4.0                0.400
                                                       Next 26.0               0.385
                                                       Over 50.0               0.360
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 90

------------------------------------------------------------------------------------------------------------------------------------
                                                                        ANNUAL RATE AT EACH       DAILY RATE ON LAST DAY OF MOST
                  FUND                             ASSETS (BILLIONS)        ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                               N/A                   N/A           Income Builder Funds - N/A
Income Builder Enhanced Income                                                                Portfolio Builder Funds - 0.080*
Income Builder Moderate Income                                                                Retirement Plus Funds - N/A
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                        First $1.0               0.440                          0.440
                                                       Next 1.0                0.415
                                                       Next 1.0                0.390
                                                       Next 3.0                0.365
                                                       Next 1.5                0.340
                                                       Next 1.5                0.325
                                                       Next 1.0                0.320
                                                       Next 5.0                0.310
                                                       Next 5.0                0.300
                                                       Next 4.0                0.290
                                                       Next 26.0               0.270
                                                       Over 50.0               0.250
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                               First $1.0               0.390                          0.450*
                                                       Next 1.0                0.365
                                                       Next 1.0                0.340
                                                       Next 3.0                0.315
                                                       Next 1.5                0.290
                                                       Next 2.5                0.280
                                                       Next 5.0                0.270
                                                       Next 35.0               0.260
                                                       Over 50.0               0.250
------------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                       First $0.25              1.000                          0.992
                                                       Next 0.25               0.975
                                                       Next 0.25               0.950
                                                       Next 0.25               0.925
                                                       Next 1.0                0.900
                                                       Over 2.0                0.875
------------------------------------------------------------------------------------------------------------------------------------
International Equity                                  First $0.25              0.970                          0.970
                                                       Next 0.25               0.945
                                                       Next 0.25               0.920
                                                       Next 0.25               0.895
                                                       Next 1.0                0.870
                                                       Over 2.0                0.845
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 91

------------------------------------------------------------------------------------------------------------------------------------
                                                                        ANNUAL RATE AT EACH       DAILY RATE ON LAST DAY OF MOST
                  FUND                             ASSETS (BILLIONS)        ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------
International Select Value                            First $0.25              0.900                          0.845
                                                       Next 0.25               0.875
                                                       Next 0.25               0.850
                                                       Next 0.25               0.825
                                                       Next 1.0                0.800
                                                       Over 2.0                0.775
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap                               First $0.25              1.120                          1.120
                                                       Next 0.25               1.095
                                                       Next 0.25               1.070
                                                       Next 0.25               1.045
                                                       Next 1.0                1.020
                                                       Over 2.0                0.995
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                         First $1.0               0.700                          0.699*
                                                       Next 1.0                0.675
                                                       Next 1.0                0.650
                                                       Next 3.0                0.625
                                                       Next 1.5                0.600
                                                       Next 2.5                0.575
                                                       Next 5.0                0.550
                                                       Next 9.0                0.525
                                                       Next 26.0               0.500
                                                       Over 50.0               0.475
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                       First $0.25              0.800                          0.800
                                                       Next 0.25               0.775
                                                       Next 0.25               0.750
                                                       Next 0.25               0.725
                                                       Next 1.0                0.700
                                                       Over 2.0                0.675
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                           First $1.0               0.840                          0.840
                                                       Next 1.0                0.815
                                                       Next 1.0                0.790
                                                       Next 3.0                0.765
                                                       Next 6.0                0.740
                                                       Next 12.0               0.730
                                                       Over 24.0               0.720
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                         First $1.0               0.220                          0.220*
                                                       Next 1.0                0.210
                                                       Next 1.0                0.200
                                                       Next 4.5                0.190
                                                       Next 2.5                0.180
                                                       Next 5.0                0.170
                                                       Next 9.0                0.160
                                                       Next 26.0               0.140
                                                       Over 50.0               0.120
------------------------------------------------------------------------------------------------------------------------------------
Select Value                                          First $0.50              0.780                          0.775
                                                       Next 0.50               0.755
                                                       Next 1.0                0.730
                                                       Next 1.0                0.705
                                                       Next 3.0                0.680
                                                       Over 6.0                0.650
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 92

------------------------------------------------------------------------------------------------------------------------------------
                                                                        ANNUAL RATE AT EACH       DAILY RATE ON LAST DAY OF MOST
                  FUND                             ASSETS (BILLIONS)        ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                        First $1.0               0.480                          0.478
                                                       Next 1.0                0.455
                                                       Next 1.0                0.430
                                                       Next 3.0                0.405
                                                       Next 1.5                0.380
                                                       Next 1.5                0.365
                                                       Next 1.0                0.340
                                                       Next 5.0                0.325
                                                       Next 5.0                0.315
                                                       Next 4.0                0.290
                                                       Next 26.0               0.275
                                                       Over 50.0               0.250
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                   First $0.25              0.790                          0.760
                                                       Next 0.25               0.765
                                                       Next 0.25               0.740
                                                       Next 0.25               0.715
                                                       Next 1.0                0.690
                                                       Over 2.0                0.665
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                      First $0.25              0.970                          0.961
                                                       Next 0.25               0.945
                                                       Next 0.25               0.920
                                                       Next 0.25               0.895
                                                       Over 1.0                0.870
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                      First $0.25              0.920                          0.920
                                                       Next 0.25               0.895
                                                       Next 0.25               0.870
                                                       Next 0.25               0.845
                                                       Next 1.0                0.820
                                                       Over 2.0                0.795
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                       First $0.25              0.970                          0.932
                                                       Next 0.25               0.945
                                                       Next 0.25               0.920
                                                       Next 0.25               0.895
                                                       Over 1.0                0.870
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index                                   First $0.25              0.360                          0.340*
                                                       Next 0.25               0.350
                                                       Next 0.25               0.340
                                                       Next 0.25               0.330
                                                       Next 6.5                0.320
                                                       Next 7.5                0.300
                                                       Next 9.0                0.280
                                                       Next 26.0               0.260
                                                       Over 50.0               0.240
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 93

------------------------------------------------------------------------------------------------------------------------------------
                                                                        ANNUAL RATE AT EACH       DAILY RATE ON LAST DAY OF MOST
                  FUND                             ASSETS (BILLIONS)        ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                  First $1.0               0.570                          0.516*
                                                       Next 1.0                0.545
                                                       Next 1.0                0.520
                                                       Next 3.0                0.495
                                                       Next 1.5                0.470
                                                       Next 2.5                0.450
                                                       Next 5.0                0.430
                                                       Next 9.0                0.410
                                                       Over 24.0               0.390
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                       First $1.0               0.410                          0.450*
                                                       Next 1.0                0.385
                                                       Next 1.0                0.360
                                                       Next 3.0                0.335
                                                       Next 1.5                0.310
                                                       Next 2.5                0.300
                                                       Next 5.0                0.290
                                                       Next 9.0                0.280
                                                       Next 26.0               0.260
                                                       Over 50.0               0.250
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                First $1.0               0.470                          0.456*
                                                       Next 1.0                0.445
                                                       Next 1.0                0.420
                                                       Next 3.0                0.395
                                                       Next 1.5                0.370
                                                       Next 2.5                0.360
                                                       Next 5.0                0.350
                                                       Next 9.0                0.340
                                                       Next 26.0               0.320
                                                       Over 50.0               0.300
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                               First $1.0               0.330                          0.360*
                                                       Next 0.5                0.313
                                                       Next 0.5                0.295
                                                       Next 0.5                0.278
                                                       Next 2.5                0.260
                                                       Next 1.0                0.240
                                                       Next 1.5                0.220
                                                       Next 1.5                0.215
                                                       Next 1.0                0.190
                                                       Next 5.0                0.180
                                                       Next 5.0                0.170
                                                       Next 4.0                0.160
                                                       Over 24.0               0.150
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 94

------------------------------------------------------------------------------------------------------------------------------------
                                                                        ANNUAL RATE AT EACH       DAILY RATE ON LAST DAY OF MOST
                  FUND                             ASSETS (BILLIONS)        ASSET LEVEL                RECENT FISCAL PERIOD
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                              First $1.0               0.480                          0.480
                                                       Next 1.0                0.455
                                                       Next 1.0                0.430
                                                       Next 3.0                0.405
                                                       Next 1.5                0.380
                                                       Next 1.5                0.365
                                                       Next 1.0                0.360
                                                       Next 5.0                0.350
                                                       Next 5.0                0.340
                                                       Next 4.0                0.330
                                                       Next 26.0               0.310
                                                       Over 50.0               0.290
------------------------------------------------------------------------------------------------------------------------------------

* Effective March 1, 2006, the funds' shareholders approved a change to the Investment Management fee schedule under the Investment Management
      Services Agreement between RiverSource Investments, LLC and the funds.


(a)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      The information shown is as of Aug. 31, 2006.


For Equity and Balanced Funds, except for S&P 500 Index and Small Company Index, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Lipper Index (Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                           TABLE 15. LIPPER INDEXES

-----------------------------------------------------------------------------------------------------------------------------------
              FUND                                           LIPPER INDEX                               FEE INCREASE OR (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
Equity Value                                         Lipper Large-Cap Value Funds                                      $1,268,814
-----------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                      Lipper Gold Funds                                                    (94,844)
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                  Lipper Small-Cap Core Funds                                          (72,920)
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                     Lipper Small-Cap Growth Funds                                       (142,912)
-----------------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                    Lipper Mid-Cap Growth Funds                                          (10,780)
-----------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                   Lipper Large-Cap Growth Funds                                        (76,111)
-----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                    Lipper Large-Cap Value Funds                                          56,343
-----------------------------------------------------------------------------------------------------------------------------------
Select Value                                         Lipper Multi-Cap Value Funds                                        (358,864)
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                     Lipper Small-Cap Core Funds                                          110,839
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                      Lipper Small-Cap Value Funds                                        (890,341)
-----------------------------------------------------------------------------------------------------------------------------------
Value                                                Lipper Large-Cap Value Funds                                        (282,436)
-----------------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JUNE 30
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                 Lipper Equity Income Funds                                           545,369
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate                                          Lipper Real Estate Funds                                              95,523
-----------------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                   Lipper Large-Cap Core Funds                                           77,739
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                 Lipper Mid-Cap Core Funds                                                  0
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                          Lipper Small-Cap Value Funds                                               0
-----------------------------------------------------------------------------------------------------------------------------------
Growth                                               Lipper Large-Cap Growth Funds                                        135,722
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                     Lipper Large-Cap Core Funds                                       (2,273,700)
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                      Lipper Large-Cap Value Funds                                         (65,158)
-----------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 95

-----------------------------------------------------------------------------------------------------------------------------------
              FUND                                           LIPPER INDEX                               FEE INCREASE OR (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Balanced                                             Lipper Balanced Funds                                                188,433
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                            Lipper Equity Income Funds                                         4,016,026
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                        Lipper Mid-Cap Value Funds                                           573,945
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                 Lipper Flexible Portfolio Funds                                      722,849
-----------------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING OCTOBER 31
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                     Lipper International Large-Cap Core Funds                                N/A
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                     Lipper Emerging Markets Funds                                       (251,371)
-----------------------------------------------------------------------------------------------------------------------------------
European Equity                                      Lipper European Funds                                               (150,680)
-----------------------------------------------------------------------------------------------------------------------------------
Global Equity                                        Lipper Global Funds                                                  417,773
-----------------------------------------------------------------------------------------------------------------------------------
Global Technology                                    Lipper Science and Technology Funds                                  197,924
-----------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth*                     Lipper International Multi-Cap Growth Funds                          122,027
-----------------------------------------------------------------------------------------------------------------------------------
International Equity                                 Lipper International Funds                                          (117,424)
-----------------------------------------------------------------------------------------------------------------------------------
International Opportunity*                           Lipper International Large-Cap Core Funds                           (312,535)
-----------------------------------------------------------------------------------------------------------------------------------
International Select Value**                         Lipper International Multi-Cap Value Funds                           303,325
-----------------------------------------------------------------------------------------------------------------------------------
International Small Cap                              Lipper International Small-Cap Funds                                 (91,346)
-----------------------------------------------------------------------------------------------------------------------------------
FISCAL YEAR ENDING NOVEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                       Lipper Mid-Cap Growth Funds                                       (1,315,340)
-----------------------------------------------------------------------------------------------------------------------------------

 * The index against which the Fund's performance was measured prior to Jan. 1, 2005 was the Lipper International Funds Index.

** The index against which the Fund's performance was measured prior to July 1, 2004 was the Lipper International Funds Index.

The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

            TABLE 16. PERFORMANCE INCENTIVE ADJUSTMENT CALCULATION

------------------------------------------------------------------------------------------------------------------------
                       EQUITY FUNDS                                                BALANCED FUNDS
------------------------------------------------------------------------------------------------------------------------
 PERFORMANCE                                                  PERFORMANCE
 DIFFERENCE                   ADJUSTMENT RATE                 DIFFERENCE                   ADJUSTMENT RATE
------------------------------------------------------------------------------------------------------------------------
0.00%-0.50%      0                                           0.00%-0.50%      0
------------------------------------------------------------------------------------------------------------------------
0.50%-1.00%      6 basis points times the performance        0.50%-1.00%      6 basis points times the performance
                 difference over 0.50%, times 100                             difference over 0.50%, times 100
                 (maximum of 3 basis points if a                              (maximum of 3 basis points if a
                 1% performance difference)                                   1% performance difference)
------------------------------------------------------------------------------------------------------------------------
1.00%-2.00%      3 basis points, plus 3 basis points times   1.00%-2.00%      3 basis points, plus 3 basis points times
                 the performance difference over 1.00%,                       the performance difference over 1.00%,
                 times 100 (maximum 6 basis points if a                       times 100 (maximum 6 basis points if a
                 2% performance difference)                                   2% performance difference)
------------------------------------------------------------------------------------------------------------------------
2.00%-4.00%      6 basis points, plus 2 basis points times   2.00%-3.00%      6 basis points, plus 2 basis points times
                 the performance difference over 2.00%,                       the performance difference over 2.00%,
                 times 100 (maximum 10 basis points if a                      times 100 (maximum 8 basis points if a
                 4% performance difference)                                   3% performance difference)
------------------------------------------------------------------------------------------------------------------------
4.00%-6.00%      10 basis points, plus 1 basis point times   3.00% or more    8 basis points
                 the performance difference over 4.00%,
                 times 100 (maximum 12 basis points if a
                 6% performance difference)
------------------------------------------------------------------------------------------------------------------------
6.00% or more    12 basis points
------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 96

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

If an Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

Transitions. In the case of a change in index, a fund's performance will be compared to a 12 month blended index return that reflects the performance of the current index for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The management fee is paid monthly. Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants' fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

              TABLE 17. MANAGEMENT FEES AND NONADVISORY EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
                                                           MANAGEMENT FEES                           NONADVISORY EXPENSES
                 FUND                          -------------------------------------------------------------------------------------
                                                  2006           2005          2004          2006             2005           2004
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                   $  204,941   $    55,141(a)         N/A    $   154,484    $   34,746(a)        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                     71,579        23,875(a)         N/A        117,318        43,296(a)        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                        342,180        93,838(a)         N/A        251,538       142,907(a)        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive             418,633       112,009(a)         N/A        269,480       116,480(a)        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative           137,483        43,118(a)         N/A        144,243        75,264(a)        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                    165,740        43,835(a)         N/A        122,935        27,696(a)        N/A
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index                             4,419,815     4,547,058      3,962,556        471,768       536,282       604,079
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                     706,270       933,587        954,894       (357,906)     (402,204)      (24,079)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                                    7,043,854     6,836,800      6,126,938        400,520       465,953       493,392
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                   579,779       659,595        724,228        207,159       176,012       175,964
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                             5,845,601     6,341,134      5,102,126        510,707       533,489       227,451
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                1,878,991     2,276,290      2,359,429        343,335       421,008       360,064
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 97

------------------------------------------------------------------------------------------------------------------------------------
                                                           MANAGEMENT FEES                           NONADVISORY EXPENSES
                 FUND                          -------------------------------------------------------------------------------------
                                                  2006           2005          2004          2006             2005           2004
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                  N/A           N/A            N/A            N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                  N/A           N/A            N/A            N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                  N/A           N/A            N/A            N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                  N/A           N/A            N/A            N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                  N/A           N/A            N/A            N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                  N/A           N/A            N/A            N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                  N/A           N/A            N/A            N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                  N/A           N/A            N/A            N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                               1,950,153       399,501        117,564       (167,264)       82,999        18,117
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                987,877       410,475         79,513        191,085       177,899        24,370
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                               7,971,622     5,556,219      3,377,169        501,862       488,580       210,468
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                12,713,321    14,973,845     15,136,003        688,374       817,018     1,035,459
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                        N/A(b)           N/A            N/A          3,184(b)        N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                     N/A(b)           N/A            N/A          6,657(b)        N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                     N/A(b)           N/A            N/A          7,419(b)        N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Select Value                                    5,211,061     5,256,934      2,995,527        330,794       423,030       283,570
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                  6,683,201    10,141,504     14,303,395     (1,688,300)     (958,143)    1,172,005
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                2,525,974     1,560,155      1,108,923       (134,739)        6,490       (76,600)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                 9,285,758     9,857,858      7,749,795        735,477       788,885       675,289
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                        1,327,433     1,532,464      2,063,726       (549,885)     (188,134)       18,299
------------------------------------------------------------------------------------------------------------------------------------
Value                                           3,018,867     3,311,867      2,926,194        275,068       285,856       202,871
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                            7,688,134     6,201,403      5,081,258        480,473       453,329       596,965
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                     1,398,778       725,491         37,549(c)     153,244       133,564         8,198(c)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                                10,801,723    12,052,160     14,155,568     (1,747,535)    1,220,672     2,243,652
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                         991,804       846,872        417,836        (58,636)       99,940        69,699
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                              5,175,451       408,720         83,580        (83,131)      130,016         8,110
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity               13,335(d)        N/A            N/A          4,577(d)        N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                        49,035(e)        N/A            N/A          9,684(e)        N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                     412,667(e)        N/A            N/A         19,402(e)        N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth                                         19,922,079    18,968,320     16,372,054      1,214,759     1,217,404     1,219,778
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                            2,229,460     1,954,757        985,862        198,512       214,865       133,277
------------------------------------------------------------------------------------------------------------------------------------

Inflation Protected Securities                  1,078,635       552,220         66,055(f)     (45,905)       28,432         5,260(f)
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Equity                               20,724,477     9,680,873      2,441,621        682,652       161,534       391,817
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                   715,200       803,736        446,686        186,504       293,194       129,014
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                             990,881       960,788        571,688        (96,959)       57,170        61,331
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                    Page 98

------------------------------------------------------------------------------------------------------------------------------------
                                                           MANAGEMENT FEES                           NONADVISORY EXPENSES
                 FUND                          -------------------------------------------------------------------------------------

                                                  2006           2005          2004          2006             2005           2004

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(g)                        1,008,174     1,010,591      1,129,991         (8,449)      116,440       139,264
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                               12,388,294    13,003,467     15,409,504     (1,870,049)   (1,032,114)      575,900
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(g)                       347,506       372,649        427,506        (22,871)       43,112        52,958
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(g)                            286,107       294,025        342,995        (13,107)       36,732        43,425
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(g)                         1,898,065     1,895,714      2,045,996        (68,320)      161,536       182,884
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(g)                            402,241       434,449        495,538        (21,864)       54,945        62,139
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(g)                                285,080       307,214        360,176        (16,487)       38,356        43,070
------------------------------------------------------------------------------------------------------------------------------------

                                                  2005           2004          2003          2005             2004           2003

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                        7,169,932     7,736,525      7,434,993        651,610       707,529       567,687
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                      24,183,415    17,374,369      9,509,660      1,530,714       993,686       701,496
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                   5,816,781     2,537,342        755,866        531,095       271,072        63,479
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                            5,960,581     5,004,559      5,083,754        642,432       629,876       498,156
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                   N/A           N/A            N/A            N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                      N/A           N/A            N/A            N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                3,801,760     2,770,886      2,181,279        636,569       519,598       477,412
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                 N/A           N/A            N/A            N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
European Equity                                   837,577       872,149        959,764        224,833       236,203       143,588
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                                     4,359,713     4,143,713      4,084,088        408,133       427,277       450,208
------------------------------------------------------------------------------------------------------------------------------------
Global Equity                                   4,471,632     3,302,062      3,763,415        485,178       506,708       476,898
------------------------------------------------------------------------------------------------------------------------------------
Global Technology                               1,574,791     1,812,789      1,185,180        282,889       304,625       235,797
------------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                 3,119,859     1,878,346      1,114,731        384,996       250,484        69,337
------------------------------------------------------------------------------------------------------------------------------------
International Equity                            1,431,433     1,015,577        439,777        323,432       316,320       131,195
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity                       3,988,205     2,926,933      2,672,683        566,027       442,832       451,756
------------------------------------------------------------------------------------------------------------------------------------
International Select Value                     10,340,380     6,467,621      3,341,744        812,998       473,274       152,203
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap                           933,818       600,389        183,744        333,478       208,586        63,029
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                 10,413,718    10,550,526     10,432,639        901,194       744,839       600,194
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                         17,998,361    20,079,644     21,646,724        308,271       976,647       892,351
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                           644,499       752,882        704,089         67,781       136,017       101,093
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                 3,066,023     3,457,986      3,967,418        136,155       248,267       270,404
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                           423,253       515,265        678,981        116,613       177,477       218,380
------------------------------------------------------------------------------------------------------------------------------------

(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.


(g)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      For 2006, the information shown is from July 1, 2005 through Aug. 31,
      2006. For years prior to 2006, the fiscal period ended June 30.




Statement of Additional Information - Oct. 30, 2006                    Page 99

BASIS FOR BOARD APPROVAL OF THE INVESTMENT MANAGEMENT SERVICES AGREEMENT

For funds that have not yet issued their first shareholder report:

FOR ABSOLUTE RETURN CURRENCY AND INCOME FUND: RiverSource Investments, LLC (RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the fund. The fund's Board of Directors (the Board) and the Board's Investment Review and Contracts Committees monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board also evaluated the price for the services to be provided by RiverSource Investments, noting the existence of a pricing philosophy, established by the Board and RiverSource Investments, that seeks to maintain total fund expenses within a range of the median expenses charged to comparable funds sold through financial advisers. It also noted that RiverSource Investments has agreed to voluntarily impose expense caps, if necessary, to achieve this pricing objective.

The Board considered the economies of scale that might be realized by RiverSource Investments as the fund grows and took note of the extent to which fund shareholders also might benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

The Board took into account the Contracts Committee's discussion comparing the fees RiverSource Investments will charge to the fund with those it charges to institutional clients, noting that the relatively higher fees to be paid by the fund are principally attributable to the additional services required to manage a regulated mutual fund such as the fund, and the operation of a large mutual fund family. The Board also considered the profitability of RiverSource Investments and its affiliates. The Board concluded that RiverSource Investments' overall costs and profitability were appropriate.

The Board considered that the fees paid by the fund should help permit RiverSource Investments to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. Based on the foregoing, the Board concluded that the fees paid to RiverSource Investments under the IMS Agreement were fair and reasonable and determined to approve the IMS Agreement.



Statement of Additional Information - Oct. 30, 2006                   Page 100

FOR RETIREMENT PLUS FUNDS: RiverSource Investments, LLC (RiverSource), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to the fund. Under an investment management services agreement (the IMS Agreement), the investment manager provides investment advice and other services to the fund. The fund's Board of Trustees (the Board) and the Board's Investment Review and Contracts Committee monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board noted that RiverSource Investments will provide services to the fund without payment of a management fee. Based on the foregoing, the Board determined to approve the IMS Agreement.

MANAGER OF MANAGERS EXEMPTION. The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For California Tax-Exempt, Cash Management, Diversified Bond, Global Bond, High Yield Bond, Intermediate Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, Minnesota Tax-Exempt, New York Tax-Exempt, Ohio Tax-Exempt, Short Duration U.S. Government, Tax-Exempt Bond, Tax-Exempt High Income, Tax-Exempt Money Market and U.S. Government Mortgage funds: before the fund may rely on the order, holders of a majority of the fund's outstanding voting securities will need to approve operating the fund in this manner. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

SUBADVISORY AGREEMENTS

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 18.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.



Statement of Additional Information - Oct. 30, 2006                   Page 101

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         TABLE 18. SUBADVISERS AND SUBADVISORY AGREEMENT FEE SCHEDULES

--------------------------------------------------------------------------------------------------------------------------
                                                                              PARENT
                                                                             COMPANY,
          FUND                             SUBADVISER NAME                    IF ANY              FEE SCHEDULE
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
--------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage       Kenwood Capital Management LLC (Kenwood)(a),(c)       A           0.60% on the first $100
                          (effective May 4, 1999)                                        million, reducing to 0.45% as
                                                                                        assets increase, and subject to
                                                                                            a performance incentive
                                                                                                 adjustment(b)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth          Essex Investment Management Company, LLC (Essex)      B       0.70% on the first $20 million,
                          (effective Sept. 23, 2005)                                          reducing to 0.60% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          MDT Advisers (MDTA)                                   C             0.60% on all assets
                          (effective Sept. 23, 2005)
                          ------------------------------------------------------------------------------------------------
                          Turner Investment Partners, Inc. (Turner)            N/A      0.60% on the first $50 million,
                          (effective Aug. 18, 2003)                                           reducing to 0.50% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          UBS Global Asset Management (Americas) (UBS)         N/A          0.55% on the first $150
                          (effective Aug. 18, 2003)                                      million, reducing to 0.50% as
                                                                                                assets increase
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
--------------------------------------------------------------------------------------------------------------------------
Aggressive Growth         American Century                                      D           0.50% on the first $100
                          (effective April 24, 2003)                                     million, reducing to 0.38% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          Turner                                               N/A          0.55% on the first $100
                          (effective April 24, 2003)                                     million, reducing to 0.38% as
                                                                                                assets increase
--------------------------------------------------------------------------------------------------------------------------
Fundamental Growth        Goldman Sachs Asset Management, L.P. (Goldman)        E       0.50% on the first $50 million,
                          (effective April 24, 2003)                                          reducing to 0.30% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          Wellington Management Company, LLP (Wellington       N/A      0.50% on the first $50 million,
                          Management) (effective April 26, 2005)                              reducing to 0.40% as
                                                                                                assets increase
--------------------------------------------------------------------------------------------------------------------------
Fundamental Value         Davis Selected Advisers, LP (Davis)(a),(c)           N/A          0.45% on the first $100
                          (effective June 18, 2001)                                      million, reducing to 0.25% as
                                                                                                assets increase
--------------------------------------------------------------------------------------------------------------------------
Select Value              Systematic Financial Management, L.P.                 F       0.50% on the first $50 million,
                          (Systematic)(c) (effective Sept. 29, 2006)                          reducing to 0.30% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          WEDGE Capital Management L.L.P. (WEDGE)(c)           N/A      0.75% on the first $10 million,
                          (effective Sept. 29, 2006)                                          reducing to 0.30% as
                                                                                                assets increase
--------------------------------------------------------------------------------------------------------------------------
Small Cap Equity          American Century                                      D       0.65% on the first $25 million,
                          (effective Dec. 12, 2003)                                           reducing to 0.55% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          Lord, Abbett & Co. (Lord, Abbett)                    N/A          0.65% on the first $100
                          (effective Dec. 12, 2003)                                      million, reducing to 0.55% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          Wellington Management                                N/A         0.60%, subject to possible
                          (effective March 8, 2002)                                      adjustment under a performance
                                                                                            incentive adjustment(d)
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 102

--------------------------------------------------------------------------------------------------------------------------
                                                                              PARENT
                                                                             COMPANY,
          FUND                             SUBADVISER NAME                    IF ANY              FEE SCHEDULE
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value           Barrow, Hanley, Mewhinney & Strauss (BHMS)(c)         G        1.00% on the first $10 million,
                          (effective March 12, 2004)                                          reducing to 0.30% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          Donald Smith & Co., Inc. (Donald Smith)(c)           N/A          0.60% on the first $175
                          (effective March 12, 2004)                                     million, reducing to 0.55% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          Franklin Portfolio Associates LLC(c) (Franklin        H           0.60% on the first $100
                          Portfolio Associates) (effective March 12, 2004)               million, reducing to 0.55% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          Metropolitan West Capital Management, LLC            N/A            0.50% on all assets
                          (MetWest) (effective April 24, 2006)
--------------------------------------------------------------------------------------------------------------------------
Value                     Lord, Abbett                                         N/A          0.35% on the first $200
                          (effective June 18, 2001)                                      million, reducing to 0.25% as
                                                                                                assets increase
--------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets          Threadneedle International Limited(a)                 I           0.45% of the first $150
                          (Threadneedle) (effective July 9, 2004)                        million, reducing to 0.30% as
                                                                                        assets increase, and subject to
                                                                                            a performance incentive
                                                                                                 adjustment(e)
--------------------------------------------------------------------------------------------------------------------------
European Equity           Threadneedle(a)                                       I           0.35% of the first $150
                          (effective July 9, 2004)                                       million, reducing to 0.20% as
                                                                                        assets increase, and subject to
                                                                                            a performance incentive
                                                                                                 adjustment(e)
--------------------------------------------------------------------------------------------------------------------------
Global Equity             Threadneedle(a)                                       I           0.35% of the first $150
                          (effective July 9, 2004)                                       million, reducing to 0.20% as
                                                                                        assets increase, and subject to
                                                                                            a performance incentive
                                                                                                 adjustment(e)
--------------------------------------------------------------------------------------------------------------------------
International             Columbia Wanger Asset Management L.P.                 J           0.70% on the first $100
Aggressive Growth         (Columbia WAM) (effective Sept. 5, 2001)                       million, reducing to 0.50% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          Principal Global Investors, LLC (Principal)          N/A          0.55% on the first $100
                          (effective April 24, 2006)                                     million, reducing to 0.42% as
                                                                                                assets increase
--------------------------------------------------------------------------------------------------------------------------
International Equity      The Boston Company Asset Management, LLC (Boston      K           0.50% on the first $150
                          Company) (effective Sept. 25, 2002)                            million, reducing to 0.35% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          Marsico Capital Management, LLC (Marsico)             L           0.55% on the first $100
                          (effective Oct. 1, 2004)                                       million, reducing to 0.45% as
                                                                                                assets increase
--------------------------------------------------------------------------------------------------------------------------
International             Threadneedle(a)                                       I           0.35% of the first $150
Opportunity               (effective July 9, 2004)                                       million, reducing to 0.20% as
                                                                                        assets increase, and subject to
                                                                                            a performance incentive
                                                                                                 adjustment(e)
--------------------------------------------------------------------------------------------------------------------------
International Select      Alliance Capital Management L.P.                     N/A      0.65% on the first $75 million,
Value                     (Alliance Capital) (effective Sept. 17, 2001)                       reducing to 0.30% as
                                                                                                assets increase
--------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 103

--------------------------------------------------------------------------------------------------------------------------
                                                                              PARENT
                                                                             COMPANY,
          FUND                             SUBADVISER NAME                    IF ANY              FEE SCHEDULE
--------------------------------------------------------------------------------------------------------------------------
International Small Cap   AIG Global Investment Corp. (AIGGIC)                  M          0.75% on the first $100
                          (effective April 24, 2006)                                     million, reducing to 0.70% as
                                                                                                assets increase
                          ------------------------------------------------------------------------------------------------
                          Batterymarch Financial Management, Inc.               N           0.75% on the first $100
                          (Batterymarch) (effective April 24, 2006)                      million, reducing to 0.70% as
                                                                                                assets increase
--------------------------------------------------------------------------------------------------------------------------

(a) Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the public issued securities of the investment manager's parent company, Ameriprise Financial. Kenwood is an affiliate of the investment manager as an indirect partially-owned subsidiary of Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect wholly-owned subsidiary of Ameriprise
      Financial.

(b) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 12 basis points
      (0.12%).

(c) Based on the combined net assets subject to the subadviser's investment management.

(d) The adjustment will increase or decrease based on the performance of the subadviser's allocated portion of the fund compared to the performance of the Russell 2000 Index, up to a maximum adjustment of 10 basis points
      (0.10%).

(e)   The adjustment for Threadneedle is based on the performance of one Class
      A share of the fund and the change in the Lipper Index described in Table 15. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

(f) These rates are retroactive. When average daily net assets fall within this range, the corresponding rate applies to all the assets in the fund, e.g., if average daily net assets are $200 million, the fee rate of 0.60% applies to the entire $200 million balance.

A - Kenwood is an indirect partially-owned subsidiary of Ameriprise
    Financial.

B - Essex is majority owned by Affiliated Managers Group.

C - MDT Advisers, a division of Federated MDTA LLC, is an indirect subsidiary of Federated Investors, Inc.

D - American Century Investment Management, Inc. is a direct, wholly-owned subsidiary of American Century Companies, Inc.

E - Goldman is an affiliate of Goldman Sachs & Co.

F - Systematic is an affiliate of Affiliated Managers Group.

G - BHMS is an independent-operating subsidiary of Old Mutual Asset
    Management.

H - Franklin Portfolio Associates is an indirect wholly-owned subsidiary of Mellon Financial Corporation.

I - Threadneedle is an indirect wholly-owned subsidiary of Ameriprise
    Financial.

J - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management
    Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America
    Corporation.

K - Boston Company is a subsidiary of Mellon Financial Corporation and an affiliate of The Dreyfus Corporation.

L - Marsico is an indirect wholly-owned subsidiary of Bank of America
    Corporation.

M - AIGGIC is an indirect wholly-owned subsidiary of American International
    Group, Inc. (AIG).

N - Batterymarch is a wholly-owned, independent subsidiary of Legg Mason, Inc.



Statement of Additional Information - Oct. 30, 2006                   Page 104

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 19. SUBADVISORY FEES

----------------------------------------------------------------------------------------------------------------------
                                                                                      SUBADVISORY FEES PAID
       FUND                                 SUBADVISER                      ------------------------------------------
                                                                               2006            2005           2004
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
----------------------------------------------------------------------------------------------------------------------
Small Cap Advantage       Kenwood*                                          $2,856,138      $3,089,403     $2,282,191
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth          Essex                                                120,556(a)          N/A            N/A
                          --------------------------------------------------------------------------------------------
                          MDTA                                                 165,110(a)          N/A            N/A
                          --------------------------------------------------------------------------------------------
                          Turner                                               321,406         371,758        241,927
                          --------------------------------------------------------------------------------------------
                          UBS                                                  371,341         342,815        224,007
                          --------------------------------------------------------------------------------------------
                          Former Subadviser: Bjurman, Barry & Associates       175,818(b)      366,178        274,992
                          (from Aug. 18, 2003 to Sept. 23, 2005)
                          --------------------------------------------------------------------------------------------
                          Former Subadviser: RS Investment Management,         257,675(b)      581,602        565,391
                          L.P. (from Jan. 24, 2001 to Sept. 23, 2005)
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth         American Century                                     512,880         114,981         32,431
                          --------------------------------------------------------------------------------------------
                          Turner                                               525,422         119,529         36,468
----------------------------------------------------------------------------------------------------------------------
Fundamental Growth        Goldman                                              322,470         143,448         28,129
                          --------------------------------------------------------------------------------------------
                          Wellington Management**                              323,866          21,015(c)         N/A
                          --------------------------------------------------------------------------------------------
                          Former subadviser: Eagle Asset Management,               N/A         139,312(d)      28,655
                          Inc., a subsidiary of Raymond James Financial,
                          Inc. (from inception to April 26, 2005)
----------------------------------------------------------------------------------------------------------------------
Fundamental Value         Davis*                                             3,787,565       2,834,365      1,946,906
----------------------------------------------------------------------------------------------------------------------
Select Value              Systematic                                               N/A             N/A            N/A
                          --------------------------------------------------------------------------------------------
                          WEDGE                                                    N/A             N/A            N/A
                          --------------------------------------------------------------------------------------------
                          Former subadviser: GAMCO Asset Management Inc.     2,763,925       2,709,039      1,642,235
                          (from inception to September 28, 2006)
----------------------------------------------------------------------------------------------------------------------
Small Cap Equity          American Century                                     457,181         302,079         90,891
                          --------------------------------------------------------------------------------------------
                          Lord, Abbett                                         433,241         278,497         93,666
                          --------------------------------------------------------------------------------------------
                          Wellington Management                                614,053         388,922        339,459
----------------------------------------------------------------------------------------------------------------------
Small Cap Value           Franklin Portfolio Associates                      1,289,120         957,263        134,324
                          --------------------------------------------------------------------------------------------
                          BHMS                                               1,008,072         823,441        126,801
                          --------------------------------------------------------------------------------------------
                          Donald Smith                                       1,242,221         992,659        130,862
                          --------------------------------------------------------------------------------------------
                          MetWest                                              225,545(e)          N/A            N/A
                          --------------------------------------------------------------------------------------------
                          Former subadviser: Third Avenue Management LLC           N/A             N/A      1,087,918
                          (from inception to March 2004)
                          --------------------------------------------------------------------------------------------
                          Former subadviser: Royce & Associates, LLC         1,395,487(f)    2,287,184      3,103,451
                          (from inception to April 24, 2006)
                          --------------------------------------------------------------------------------------------
                          Former subadviser: Goldman Sachs Asset             1,312,424(f)    1,599,715        883,316
                          Management, L.P. (from Aug. 2002 to April 24,
                          2006)
----------------------------------------------------------------------------------------------------------------------
Value                     Lord, Abbett                                       1,369,949       1,389,323      1,251,762
----------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 105

----------------------------------------------------------------------------------------------------------------------
                                                                                      SUBADVISORY FEES PAID
       FUND                                 SUBADVISER                      ------------------------------------------
                                                                               2005            2004           2003
----------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
----------------------------------------------------------------------------------------------------------------------
Emerging Markets          Threadneedle                                       1,556,386         361,626(g)         N/A
                          --------------------------------------------------------------------------------------------
                          Former subadviser: American Express Asset                N/A         942,983(h)   1,033,684
                          Management International Inc. (AEAMI)
                          (from inception until July 8, 2004)
----------------------------------------------------------------------------------------------------------------------
European Equity           Threadneedle                                         432,362         131,177            N/A
                          --------------------------------------------------------------------------------------------
                          Former subadviser: AEAMI                                 N/A         316,031(h)     448,432
                          (from inception until July 8, 2004)
----------------------------------------------------------------------------------------------------------------------
Global Equity             Threadneedle                                       1,621,159         449,149            N/A
                          --------------------------------------------------------------------------------------------
                          Former subadviser: AEAMI                                 N/A         484,676(h)   1,841,195
                          (from inception until July 8, 2004)
----------------------------------------------------------------------------------------------------------------------
International Aggressive  Columbia WAM                                         985,095         709,378        422,056
Growth                    --------------------------------------------------------------------------------------------
                          Principal                                                N/A             N/A            N/A
                          --------------------------------------------------------------------------------------------
                          Former subadviser: American Century Global           959,879         542,561        394,806
                          Investment Management***
                          (from Jan. 2005 to April 24, 2006)
----------------------------------------------------------------------------------------------------------------------
International Equity      Boston Company                                       412,238         288,191        118,846
                          --------------------------------------------------------------------------------------------
                          Marsico                                              410,005          30,840(i)         N/A
                          --------------------------------------------------------------------------------------------
                          Former subadviser: Putnam Investment                     N/A         308,350(j)     142,969
                          Management, LLC (from inception until
                          Sept. 30, 2004)
----------------------------------------------------------------------------------------------------------------------
International             Threadneedle                                       1,720,351         434,968(g)         N/A
Opportunity               --------------------------------------------------------------------------------------------
                          Former subadviser: AEAMI                                 N/A       1,000,707(h)   1,407,484
                          (from inception until July 8, 2004)
----------------------------------------------------------------------------------------------------------------------
International Select      Alliance Capital                                   4,126,134       2,869,277      1,604,035
Value
----------------------------------------------------------------------------------------------------------------------
International Small Cap   AIGGIC                                                   N/A             N/A            N/A
                          --------------------------------------------------------------------------------------------
                          Batterymarch                                             N/A             N/A            N/A
                          --------------------------------------------------------------------------------------------
                          Former subadviser: Templeton Investment              317,358         200,710         56,399
                          Counsel, LLC (Franklin Templeton)
                          (from Oct. 3, 2002 to April 24, 2006)
                          --------------------------------------------------------------------------------------------
                          Former subadviser: Wellington Management             331,593         215,256         62,802
                          Company, LLP together with its affiliate
                          Wellington Management International Ltd
                          (from Oct. 3, 2002 to April 24, 2006)
----------------------------------------------------------------------------------------------------------------------

  * Effective March 1, 2006, the fund's shareholders approved a change to the subadviser fee schedule for fees paid to the subadviser by the investment manager.

 **   Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource
      Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.


***   American Century Global Investment Management manages the portion of the
      Fund's portfolio previously managed by American Century since Sept. 2001.
      The change of subadviser is the result of corporate restructuring of American Century and did not result in any modifications to the investment objective, principal investment strategies, portfolio managers, or the fees paid by the Fund.


(a)   For fiscal period from Sept. 23, 2005 to March 31, 2006.

(b)   For fiscal period from April 1, 2005 to Sept. 23, 2005.

(c)   For fiscal period from April 26, 2005 to May 31, 2005.

(d)   For fiscal period from June 1, 2004 to April 26, 2005.

(e)   For fiscal period from April 24, 2006 to May 31, 2006.

(f)   For fiscal period from June 1, 2005 to April 24, 2006.

(g)   For fiscal period from July 9, 2004 to Oct. 31, 2004.

(h)   For fiscal period from Nov. 1, 2003 to July 8, 2004.

(i)   For fiscal period from Oct. 1, 2004 to Oct. 31, 2004.

(j)   For fiscal period from Nov. 1, 2003 to Sept. 30, 2004.



Statement of Additional Information - Oct. 30, 2006                   Page 106

PORTFOLIO MANAGERS. For funds other than money market funds, the following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                         TABLE 20. PORTFOLIO MANAGERS

------------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------
     FUND            PORTFOLIO MANAGER            NUMBER           APPROXIMATE    PERFORMANCE  OWNERSHIP    POTENTIAL
                                                 AND TYPE             TOTAL          BASED      OF FUND     CONFLICTS   STRUCTURE OF
                                                OF ACCOUNT*         NET ASSETS    ACCOUNTS(a)    SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         Kent M. Bergene(b)                                                           $10,001 -
Builder                                                                                        $50,000
Aggressive        ------------------------                                                     ----------
                  David M. Joy              5 RICs               $1.95 billion                    None         (1)          (30)
                  ------------------------                                                     ----------
                  Michelle M. Keeley(c)                                                           None
                  ------------------------                                                     ----------
                  William F. Truscott(c)                                                          None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         Kent M. Bergene                                                              $10,001 -
Builder                                                                                        $50,000
Conservative      ------------------------                                                     ----------
                  David M. Joy              5 RICs               $2.2 billion                     None         (1)          (30)
                  ------------------------                                                     ----------
                  Michelle M. Keeley                                                              None
                  ------------------------                                                     ----------
                  William F. Truscott                                                             None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         Kent M. Bergene                                                              $10,001 -
Builder                                                                                        $50,000
Moderate          ------------------------                                                     ----------
                  David M. Joy              5 RICs               $1.73 billion                    None         (1)          (30)
                  ------------------------                                                     ----------
                  Michelle M. Keeley                                                           $100,001 -
                                                                                               $500,000
                  ------------------------                                                     ----------
                  William F. Truscott                                                             None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         Kent M. Bergene                                                              $10,001 -
Builder                                                                                        $50,000
Moderate          ------------------------                                                     ----------
Aggressive        David M. Joy              5 RICs               $1.59 billion                 $100,001 -      (1)          (30)
                                                                                               $500,000
                  ------------------------                                                     ----------
                  Michelle M. Keeley                                                              None
                  ------------------------                                                     ----------
                  William F. Truscott                                                          $100,001 -
                                                                                               $500,000
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         Kent M. Bergene                                                              $10,001 -
Builder                                                                                        $50,000
Moderate          ------------------------                                                     ----------
Conservative      David M. Joy              5 RICs               $2.08 billion                    None         (1)          (30)
                  ------------------------                                                     ----------
                  Michelle M. Keeley                                                              None
                  ------------------------                                                     ----------
                  William F. Truscott                                                             None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio         Kent M. Bergene                                                              $10,001 -
Builder Total                                                                                  $50,000
Equity            ------------------------                                                     ----------
                  David M. Joy              5 RICs               $2.0 billion                     None         (1)          (30)
                  ------------------------                                                     ----------
                  Michelle M. Keeley                                                              None
                  ------------------------                                                     ----------
                  William F. Truscott                                                             None
------------------------------------------------------------------------------------------------------------------------------------
Small Company     David Factor              2 RICs               $0.7 billion                     None         (2)          (31)
Index                                       2 PIVs               $2.5 billion
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index     David Factor              2 RICs               $1.6 billion                     None         (2)          (31)
                                            2 PIVs               $2.5 billion
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 107

------------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------
     FUND            PORTFOLIO MANAGER            NUMBER           APPROXIMATE    PERFORMANCE  OWNERSHIP    POTENTIAL
                                                 AND TYPE             TOTAL          BASED      OF FUND     CONFLICTS   STRUCTURE OF
                                                OF ACCOUNT*         NET ASSETS    ACCOUNTS(a)    SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value      Warren Spitz                                                                 $50,001 -
                                                                                               $100,000
                  ------------------------  5 RICs               $11.63 billion                ----------
                  Steve Schroll             1 PIV                $153.6 million                $50,001 -
                                            1 other account      $12.4 million                 $100,000        (2)          (31)
                  ------------------------                                                     ----------
                  Laton Spahr                                                                  $50,001 -
                                                                                               $100,000
                  ---------------------------------------------------------------------------------------

                  Paul Stocking(d)          7 RICs               $13.21 billion                $100,001 -
                                            1 PIV                $137.49 million  5 RICs       $500,000
                                            2 other accounts(f)  $112.63 million  ($13.02 B)

------------------------------------------------------------------------------------------------------------------------------------
Precious          Clay Hoes                 1 PIV                $91.8 million                 $1 -         (2), (3)        (31)
Metals                                                                                         $10,000
------------------------------------------------------------------------------------------------------------------------------------
Small Cap         UBS: Paul A. Graham       5 RICs               $1.03 billion
Growth                                      2 PIVs               $314.0 million
                                            4 other accounts     $266.0 million   1 other
                  --------------------------------------------------------------  account         None         (4)          (32)
                  UBS: David N. Wabnik      5 RICs               $1.03 billion    ($62 M)
                                            2 PIVs               $314.0 million
                                            21 other accounts    $266.0 million
                  ------------------------------------------------------------------------------------------------------------------
                  Turner:                   20 RICs              $4.5 billion     1 RIC ($41
                  William C. McVail         16 PIVs              $251 million     M); 2 other     None
                                            68 other accounts    $4.2 billion     accounts
                                                                                  ($20 M)
                  ---------------------------------------------------------------------------------------
                  Turner:                   22 RICs              $4.7 billion     4 RICs
                  Christopher K. McHugh     28 PIVs              $562 million     ($905 M); 2
                                            76 other accounts    $5.1 billion     other           None
                                                                                  accounts
                                                                                  ($20 M)
                  ---------------------------------------------------------------------------------------      (5)          (33)
                  Turner:                   6 RICs               $1.2 billion     1 RIC
                  Frank L. Sustersic        6 PIVs               $10 million      ($71 M); 2      None
                                            46 other accounts    $2.4 billion     other
                                                                                  accounts
                                                                                  ($20 M)
                  ---------------------------------------------------------------------------------------
                  Turner:                   5 RICs               $535 million     1 RIC
                  Jason D. Schrotberger     10 PIVs              $176 million     ($29 M); 2      None
                                            36 other accounts    $1.9 billion     other
                                                                                  accounts
                                                                                  ($20 M)
                  ------------------------------------------------------------------------------------------------------------------
                  Essex: Nancy B. Prial     1 RIC                $10.0 million
                                            2 PIVs               $72.2 million                    None         (6)          (34)
                                            16 other accounts    $29.3 million
                  ------------------------------------------------------------------------------------------------------------------
                  MDTA: David Goldsmith
                  ------------------------
                  MDTA:
                  Frederick L. Konopka
                  ------------------------
                  MDTA: Sarah A. Stahl
                  ------------------------
                  MDTA:
                  Stephen R. Griscom        8 RICs               $194.52 million  1 other
                  ------------------------  6 PIVs               $15.51 million   account         None         (7)          (35)
                  MDTA: Daniel J. Mahr      20,989 other         $6.161 billion   ($8.584 M)
                  ------------------------  accounts
                  MDTA:
                  Douglas K. Thunen
                  ------------------------
                  MDTA:
                  Brian M. Greenberg
                  ------------------------
                  MDTA: David N. Esch
------------------------------------------------------------------------------------------------------------------------------------
Small Cap         Jake Hurwitz              1 RIC                $198.92 million               $100,001 -
Advantage                                   1 PIV                $66.94 million   1 other      $500,000
                  ------------------------  22 other accounts    $763.83 million  account      ----------      (8)          (36)
                  Kent Kelley                                                     ($71.65 M)   $500,001 -
                                                                                               $1,000,000
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 108

------------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------
     FUND            PORTFOLIO MANAGER            NUMBER           APPROXIMATE    PERFORMANCE  OWNERSHIP    POTENTIAL
                                                 AND TYPE             TOTAL          BASED      OF FUND     CONFLICTS   STRUCTURE OF
                                                OF ACCOUNT*         NET ASSETS    ACCOUNTS(a)    SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion

Plus 2010(e)                                7 PIVs               $0.246 billion
                                            10 other accounts(f) $0.223 billion
                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion                  None(g)        (9)          (31)

                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------
                  Colin Lundgren
                  ------------------------  4 RICs               $0.109 billion
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion

Plus 2015(e)                                7 PIVs               $0.246 billion
                                            10 other accounts(f) $0.223 billion
                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion                  None(g)        (9)          (31)

                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------
                  Colin Lundgren
                  ------------------------  4 RICs               $0.109 billion
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion

Plus 2020(e)                                7 PIVs               $0.246 billion
                                            10 other accounts(f) $0.223 billion
                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion                  None(g)        (9)          (31)

                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------
                  Colin Lundgren
                  ------------------------  4 RICs               $0.109 billion
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion

Plus 2025(e)                                7 PIVs               $0.246 billion
                                            10 other accounts(f) $0.223 billion
                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion                  None(g)        (9)          (31)

                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------
                  Colin Lundgren
                  ------------------------  4 RICs               $0.109 billion
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion

Plus 2030(e)                                7 PIVs               $0.246 billion
                                            10 other accounts(f) $0.223 billion
                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion                  None(g)        (9)          (31)

                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------
                  Colin Lundgren
                  ------------------------  4 RICs               $0.109 billion
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion

Plus 2035(e)                                7 PIVs               $0.246 billion
                                            10 other accounts(f) $0.223 billion
                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion                  None(g)        (9)          (31)

                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------
                  Colin Lundgren
                  ------------------------  4 RICs               $0.109 billion
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion

Plus 2040(e)                                7 PIVs               $0.246 billion
                                            10 other accounts(f) $0.223 billion
                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion                  None(g)        (9)          (31)


                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------
                  Colin Lundgren
                  ------------------------  4 RICs               $0.109 billion
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 109

------------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------
     FUND            PORTFOLIO MANAGER            NUMBER           APPROXIMATE    PERFORMANCE  OWNERSHIP    POTENTIAL
                                                 AND TYPE             TOTAL          BASED      OF FUND     CONFLICTS   STRUCTURE OF
                                                OF ACCOUNT*         NET ASSETS    ACCOUNTS(a)    SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Retirement        Dimitris Bertsimas        8 RICs               $3.2 billion

Plus 2045(e)                                7 PIVs               $0.246 billion
                                            10 other accounts(f) $0.223 billion
                  --------------------------------------------------------------                None(g)        (9)          (31)

                  Jonathan Calvert          3 RICs               $1.09 billion
                                            6 PIVs               $0.131 billion
                  --------------------------------------------------------------
                  Colin Lundgren
                  ------------------------  4 RICs               $0.109 billion
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive        Turner:                   22 RICs              $4.2 billion     4 RICs
Growth            Christopher K. McHugh     28 PIVs              $542.0 million   ($851 M); 2
                                            76 other accounts    $4.7 billion     other
                                                                                  accounts
                                                                                  ($19 M)
                  ---------------------------------------------------------------------------
                  Turner:                   20 RICs              $4.0 billion     1 RIC ($38

                  William C. McVail(h)      16 PIVs              $229.0 million   M); 2 other     None         (5)          (33)
                                            68 other accounts    $3.9 billion     accounts
                                                                                  ($19 M)
                  ---------------------------------------------------------------------------
                  Turner:                   29 RICs              $5.0 billion
                  Robert E. Turner(h)       32 PIVs              $718.0 million   3 RICs

                                            93 other accounts    $7.8 billion     ($824 M)
                  ------------------------------------------------------------------------------------------------------------------
                  American Century:
                  Glenn A. Fogle            8 RICs               $6.85 billion
                  ------------------------  1 other account      $119.9 million                   None        (10)          (37)
                  American Century:
                  David M. Holland
------------------------------------------------------------------------------------------------------------------------------------
Fundamental       Goldman:
Growth            Steven M. Barry
                  ------------------------  29 RICs              $9.72 billion    4 other
                  Goldman: David G. Shell   450 other accounts   $17.42 billion   accounts        None        (11)          (38)
                  ------------------------                                        ($2.07 B)
                  Goldman:
                  Gregory H. Ekizian
                  ------------------------------------------------------------------------------------------------------------------
                  Wellington Management:    7 RICs               $2.62 billion
                  John A. Boselli           9 PIVs               $1.44 billion
                                            42 other accounts    $6.62 billion    1 other
                  --------------------------------------------------------------  account         None        (12)          (39)
                  Wellington Management:    7 RICs               $2.7 billion     ($311.6 M)
                  Andrew J. Schilling       9 PIVs               $1.6 billion
                                            57 other accounts    $7.92 billion
------------------------------------------------------------------------------------------------------------------------------------
Fundamental       Christopher C. Davis      26 RICs              $64.80 billion

Value                                       11 PIVs              $1.40 billion                  None(j)       (13)          (40)
                  ------------------------  41,000 other         $12.30 billion
                  Kenneth C. Feinberg       accounts(i)

------------------------------------------------------------------------------------------------------------------------------------
High Yield        Scott Schroepfer          1 RIC                $1.15 billion                 $100,001-
Bond                                                                                           $500,000
                  --------------------------------------------------------------               ----------
                  Jennifer Ponce de Leon    5 RICs               $6.61 billion
                                            2 PIVs               $25.98 million                   None         (2)          (31)
                                            11 other accounts    $2.05 billion
------------------------------------------------------------------------------------------------------------------------------------
Income            Dimitris Bertsimas        17 RICs              $3.26 billion
Builder Basic                               7 PIVs               $240.49 million                  None
Income                                      10 other accounts    $212.46 billion
                  --------------------------------------------------------------                               (9)          (31)
                  Colin Lundgren
                  ------------------------                                                     ----------
                  Erol Sonderegger          11 RICs               $314.22 million              $10,001-
                                                                                               $50,000
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 110

------------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------
     FUND            PORTFOLIO MANAGER             NUMBER          APPROXIMATE    PERFORMANCE  OWNERSHIP    POTENTIAL
                                                  AND TYPE            TOTAL          BASED      OF FUND     CONFLICTS   STRUCTURE OF
                                                OF ACCOUNT*         NET ASSETS    ACCOUNTS(a)    SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Income            Dimitris Bertsimas        17 RICs              $3.23 billion
Builder                                     7 PIVs               $240.49 million
Enhanced                                    10 other accounts    $212.46 million
Income            --------------------------------------------------------------                  None         (9)          (31)
                  Colin Lundgren
                  ------------------------  11 RICs              $277.63 million
                  Erol Sonderegger
------------------------------------------------------------------------------------------------------------------------------------
Income            Dimitris Bertsimas        17 RICs              $3.22 billion
Builder                                     7 PIVs               $240.49 million                  None
Moderate                                    10 other accounts    $212.46 million
Income            --------------------------------------------------------------               ----------      (9)          (31)
                  Colin Lundgren                                                               $100,001-
                                                                                               $500,000
                  ------------------------  11 RICs              $270.03 million               ----------
                  Erol Sonderegger                                                             $10,001-
                                                                                               $50,000
------------------------------------------------------------------------------------------------------------------------------------
Select Value      GAMCO:                    23 RICs              $10.5 billion    6 RICs ($5
                  Mario Gabelli             18 PIVs              $745 million     B); 17 PIVs
                                            1,735 other          $9.9 billion     ($653 M);       None        (14)          (41)
                                            accounts                              5 other
                                                                                  accounts
                                                                                  ($1.44 B)
                  ------------------------------------------------------------------------------------------------------------------
                  Systematic:

                  Ron Mushock(k)            5 RICs               $780.0 million   1 other
                  ------------------------  5 PIVs               $437.0 million   account         None        (28)          (55)
                  Systematic:               95 other accounts    $5.12 billion    ($191.0 M)
                  Kevin McCreesh(k)
                  ------------------------------------------------------------------------------------------------------------------
                  WEDGE:
                  R. Michael James(l)
                  ------------------------
                  WEDGE:                    1 RIC                $0.07 billion                    None        (29)          (56)
                  Peter F. Bridge(l)        181 other accounts   $2.60 billion
                  ------------------------
                  WEDGE:
                  Paul M. VeZolles(l)

------------------------------------------------------------------------------------------------------------------------------------
Short Duration    Scott Kirby               10 RICS              $8.54 billion    1 other      $10,001-
U.S. Government                             7 PIVs               $2.14 billion    account      $50,000
                                            51 other accounts    $22.26 billion   ($32.99 M)
                  ---------------------------------------------------------------------------------------      (2)          (31)
                  Jamie Jackson             12 RICs              $10.46 billion                $10,001-
                                            8 PIVs               $3.15 billion                 $50,000
                                            35 other accounts    $7.19 billion
------------------------------------------------------------------------------------------------------------------------------------
Small Cap         American Century:         15 RICs              $10.57 billion
Equity            Thomas P. Vaiana          3 other accounts     $316.3 million
                  --------------------------------------------------------------
                  American Century:         14 RICs              $7.52 billion
                  William Martin            3 other accounts     $316.3 million
                  --------------------------------------------------------------                  None        (10)          (37)
                  American Century:         6 RICs               $2.44 billion
                  Wihelmine von Turk        2 other accounts     $306.2 million
                  --------------------------------------------------------------
                  American Century:         7 RICs               $2.45 billion
                  Brian Ertley              2 other accounts     $306.2 million
                  ------------------------------------------------------------------------------------------------------------------
                  Lord, Abbett:             3 RICs               $1.78 billion                    None        (15)          (42)
                  Michael T. Smith          14 other accounts    $833.3 million
                  ------------------------------------------------------------------------------------------------------------------
                  Wellington Management:    3 RICs               $1.64 billion    1 RIC
                  Kenneth L. Abrams         3 PIVs               $994.3 million   ($1.41 B);   $500,001-
                                            21 other accounts    $1.87 billion    1 other      $1,000,000
                  --------------------------------------------------------------  account      ----------     (12)          (39)
                  Wellington Management:    3 RICs               $1.64 billion    ($311.1 M)
                  Daniel J. Fitzpatrick     3 PIVs               $994.3 million                   None
                                            13 other accounts    $1.85 billion
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 111

------------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------
     FUND            PORTFOLIO MANAGER            NUMBER           APPROXIMATE    PERFORMANCE  OWNERSHIP    POTENTIAL
                                                 AND TYPE             TOTAL          BASED      OF FUND     CONFLICTS   STRUCTURE OF
                                                OF ACCOUNT*         NET ASSETS    ACCOUNTS(a)    SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Small Cap         Donald Smith:
Value             Donald G. Smith           2 RICs               $1,136.0 million
                  ------------------------  1 PIV                $199.0 million                   None        (16)          (43)
                  Donald Smith:             30 other accounts    $2,055.0 million
                  Richard L. Greenberg
                  ------------------------------------------------------------------------------------------------------------------
                  Franklin Portfolio
                  Associates:
                  John S. Cone
                  ------------------------
                  Franklin Portfolio
                  Associates:
                  Michael F. Dunn
                  ------------------------
                  Franklin Portfolio
                  Associates:
                  Oliver E. Buckley         16 RICs              $14.5 billion    2 RICs
                  ------------------------  5 PIVs               $199.0 million   ($9.1 B);       None        (17)          (44)
                  Franklin Portfolio        92 other accounts    $4.75 billion    17 other
                  Associates:                                                     accounts
                  Kristin J. Crawford                                             ($4.75 B)
                  ------------------------
                  Franklin Portfolio
                  Associates:
                  Langton Garvin
                  ------------------------
                  Franklin Portfolio
                  Associates:
                  Patrick Slattery
                  ------------------------------------------------------------------------------------------------------------------
                  BHMS: James S. McClure    2 RICs               $430.40 million
                  ------------------------  16 other accounts    $731.60 million                  None        (18)          (45)
                  BHMS: John P. Harloe
                  ------------------------------------------------------------------------------------------------------------------
                  MetWest:
                  Gary W. Lisenbee
                  ------------------------  3 RICs               $568.9 million
                  MetWest: Howard Gleicher  4 PIVs               $57.20 million                   None        (19)          (46)
                  ------------------------  7 other accounts     $65.90 million
                  MetWest: Jeffrey Peck
                  ------------------------
                  MetWest: Jay Cunningham
------------------------------------------------------------------------------------------------------------------------------------
U.S.              Scott Kirby               10 RICs              $9.38 billion    1 other
Government                                  7 PIVs               $2.14 billion    account      $10,001-        (2)          (31)
Mortgage                                    51 other accounts    $22.26 billion   ($32.99 M)   $50,000
------------------------------------------------------------------------------------------------------------------------------------
Value             Eli M. Salzmann           12 RICs              $25.69 billion   1 other
                  ------------------------  10 PIVs              $822.8 million   account
                  Sholom Dinsky             45,651 other         $17.778 billion  ($221.4 M)      None        (15)          (42)
                                            accounts
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend          Warren Spitz                                                                 Over
Opportunity                                                                                    $1,000,000
                  ------------------------  5 RICs               $12.24 billion                ----------
                  Steve Schroll             1 PIV                $149.85 million               $100,001-
                                            4 other accounts     $275.76 million               $500,000        (2)          (31)
                  ------------------------                                                     ----------
                  Laton Spahr                                                                  $50,001-
                                                                                               $100,000
                  ---------------------------------------------------------------------------------------

                  Paul Stocking(d)          7 RICS               $13.0 billion
                                            1 PIV                $137.49 million  5 RICs       $50,001-
                                            2 other accounts(f)  $112.63 million  ($12.8 B)    $100,000

------------------------------------------------------------------------------------------------------------------------------------
Real Estate       Julene Melquist           None                                               $10,001-     (2), (3)        (31)
                                                                                               $50,000


------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Core Bond         Tom Murphy                7 RICs               $9.86 billion
                                            3 PIVs               $1.15 billion                 $10,001-
                                            24 other             $15.07 billion                $50,000
                                            accounts
                  --------------------------------------------------------------               ----------
                  Jamie Jackson             14 RICs              $16.99 billion
                                            6 PIVs               $3.48 billion                 $10,001-        (2)          (31)
                                            35 other             $7.61 billion                 $50,000
                                            accounts
                  ---------------------------------------------------------------------------------------
                  Scott Kirby               10 RICs              $11.58 billion
                                            6 PIVs               $2.08 billion    1 other      $10,001-
                                            51 other             $21.72 billion   account      $50,000
                                            accounts                              ($33.29 M)
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 112

------------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------
     FUND            PORTFOLIO MANAGER            NUMBER           APPROXIMATE    PERFORMANCE  OWNERSHIP    POTENTIAL
                                                 AND TYPE             TOTAL          BASED      OF FUND     CONFLICTS   STRUCTURE OF
                                                OF ACCOUNT*         NET ASSETS    ACCOUNTS(a)    SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Disciplined       Dimitris Bertsimas        17 RICs              $1.79 billion
Equity                                      1 PIV                $113.40 million               $100,001-
                                            10 other accounts    $209.66 million               $500,000        (2)          (31)
                  --------------------------------------------------------------               ----------
                  Gina Mourtzinou           3 RICs               $1.33 billion                 $50,001-
                                            5 other accounts     $178.76 million               $100,000
------------------------------------------------------------------------------------------------------------------------------------
Disciplined       Dimitris Bertsimas        17 RICs              $3.71 billion
Small and Mid                               1 PIV                $113.40 million
Cap Equity                                  10 other accounts    $209.66 million                  None         (2)          (31)
                  --------------------------------------------------------------
                  Gina Mourtzinou           3 RICs               $3.24 billion
                                            5 other accounts     $178.76 million
------------------------------------------------------------------------------------------------------------------------------------
Disciplined       Dimitris Bertsimas        17 RICs              $3.70 billion                 $100,001-
Small Cap Value                             1 PIV                $113.40 million               $500,000
                                            10 other accounts    $209.66 million
                  --------------------------------------------------------------               ----------
                  Gina Mourtzinou           3 RICs               $3.24 billion                 $10,001-        (2)          (31)
                                            5 other accounts     $178.76 million               $50,000
                  --------------------------------------------------------------               ----------
                  Jonathan Calvert          13 RICs              $1.48 billion                    None
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate     Lynn Hopton               13 other accounts    $6.08 billion                    None
                  --------------------------------------------------------------               ----------
                  Yvonne Stevens            14 other accounts    $6.28 billion                 $10,001-
                  --------------------------------------------------------------               $50,000         (2)          (31)
                  Erol Sonderegger                                                             ----------
                  ------------------------  11 RICs              $303.58 million                  None
                  Colin Lundgren
------------------------------------------------------------------------------------------------------------------------------------
Growth            Nick Thakore              4 RICs               $12.62 billion
                                            2 PIVs               $45.77 million                   None         (2)          (31)
                                            2 other accounts     $107.09 million
------------------------------------------------------------------------------------------------------------------------------------
Income            Brian Lavin               1 RIC                $222.69 million               $50,001-

Opportunities                               1 PIV                $18.66 million                $100,000

                  --------------------------------------------------------------               ----------      (2)          (31)
                  Jennifer Ponce de Leon    5 RICs               $8.48 billion                 $10,001-
                                            1 PIV                $18.66 million                $50,000
                                            11 other accounts    1.86 billion
------------------------------------------------------------------------------------------------------------------------------------
Inflation         Jamie Jackson             14 RICs              $16.94 billion                $10,001-
Protected                                   6 PIVs               $3.48 billion                 $50,000         (2)          (31)
Securities                                  35 other accounts    $7.61 billion
------------------------------------------------------------------------------------------------------------------------------------
Large Cap         Nick Thakore              4 RICs               $8.14 billion
Equity                                      2 PIVs               $45.77 million
                                            2 other accounts     $107.09 million
                  --------------------------------------------------------------                  None         (2)          (31)
                  Bob Ewing                 6 RICs               $7.54 billion
                                            2 PIVs               $45.77 million
                                            2 other accounts     $107.09 million
------------------------------------------------------------------------------------------------------------------------------------
Large Cap         Bob Ewing                 6 RICs               $15.28 billion
Value                                       2 PIVs               $45.77 million                   None         (2)          (31)
                                            2 other accounts     $107.09 million
------------------------------------------------------------------------------------------------------------------------------------
Limited           Tom Murphy                7 RICs               $9.93 billion                 $10,001-
Duration                                    3 PIVs               $1.15 billion                 $50,000
Bond                                        24 other accounts    $15.07 million
                  --------------------------------------------------------------               ----------
                  Jamie Jackson             14 RICs              $17.06 billion                $10,001-
                                            6 PIVs               $3.48 billion                 $50,000         (2)          (31)
                                            35 other accounts    $7.61 billion
                  ---------------------------------------------------------------------------------------
                  Scott Kirby               10 RICs              $11.65 billion   1 other      $10,001-
                                            6 PIVs               $2.08 billion    account      $50,000
                                            51 other accounts    $21.72 billion   ($33.29 M)
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 113

------------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------
     FUND            PORTFOLIO MANAGER            NUMBER           APPROXIMATE    PERFORMANCE  OWNERSHIP    POTENTIAL
                                                 AND TYPE             TOTAL          BASED      OF FUND     CONFLICTS   STRUCTURE OF
                                                OF ACCOUNT*         NET ASSETS    ACCOUNTS(a)    SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

California                                  8 RICs               $4.78 billion
Tax-Exempt(m)                               15 other accounts    $8.17 billion
------------------                          ------------------------------------
Massachusetts                               8 RICs               $4.90 billion
Tax-Exempt(m)                               15 other accounts    $8.17 billion
------------------                          ------------------------------------
Michigan                                    8 RICs               $4.91 billion
Tax-Exempt(m)                               15 other accounts    $8.17 billion
------------------Rick LaCoff               ------------------------------------                  None         (2)          (31)
Minnesota                                   8 RICs               $4.61 billion
Tax-Exempt(m)                               15 other accounts    $8.17 billion
------------------                          ------------------------------------
New-York                                    8 RICs               $4.89 billion
Tax-Exempt(m)                               15 other accounts    $8.17 billion
------------------                          ------------------------------------
Ohio                                        8 RICs               $4.91 billion
Tax-Exempt(m)                               15 other accounts    $8.17 billion
------------------------------------------------------------------------------------------------------------------------------------
Diversified       Tom Murphy                7 RICs               $4.19 billon                  $100,001-
Bond                                        3 PIVs               $1.16 billion                 $500,000
                                            23 other accounts    $14.96 billion   3 RICs
                  --------------------------------------------------------------  ($1.43 B)    ----------
                  Jamie Jackson             14 RICs              $11.54 billion                $10,001-
                                            6 PIVs               $3.5 billion                  $50,000
                                            34 other             $7.3 billion
                                            accounts(f)
                  ---------------------------------------------------------------------------------------
                  Scott Kirby               10 RICs              $5.88 billion    3 RICs
                                            6 PIVs               $2.1 billion     ($1.43 B);   $10,001-        (2)          (31)
                                            50 other             $21.72 billion   1 other      $50,000
                                            accounts(f)                           account
                                                                                  ($65.66 M)
                  ---------------------------------------------------------------------------------------
                  Jennifer Ponce de Leon    5 RICs               $6.1 billion                  $10,001-
                                            1 PIV                $18.87 million                $50,000
                                            11 other accounts    $1.87 billion
                  ---------------------------------------------------------------------------------------
                  Nicolas Pifer             6 RICs               $4.05 billion    1 other      $1-$10,000
                                            6 PIVs               $767.62 million  account
                                            14 other accounts    $4.28 billion    ($503.33 M)

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced          Tom Murphy                8 RICs               $6.51 billion                 $10,001-
                                            4 PIVs               $1.26 billion                 $50,000
                                            22 other             $17.03 billion
                                            accounts(f)
                  --------------------------------------------------------------               ----------
                  Jamie Jackson             12 RICs              $8.72 billion    2 RICs
                                            7 PIVs               $3.16 billion    ($1.03 B);
                                            29 other             $6.68 billion    1 other         None         (2)          (31)
                                            accounts(f)                           account
                                                                                  ($0.098 B)
                  --------------------------------------------------------------               ----------
                  Scott Kirby               11 RICs              $8.66 billion
                                            7 PIVs               $2.32 billion                    None
                                            44 other             $22.72 billion
                                            accounts(f)
                  ------------------------------------------------------------------------------------------------------------------
                  Bob Ewing                 6 RICs               $6.08 billion
                                            2 PIVs               $0.04 billion    6 RICs       $100,001-       (2)          (31)
                                            1 other account      $0.01 billion                 $500,000
------------------------------------------------------------------------------------------------------------------------------------
Diversified       Warren Spitz                                                                 $100,001-
Equity Income                                                                                  $500,000
                  ------------------------  4 RICs               $5.13 billion                 ----------
                  Laton Spahr               1 PIV                $0.16 billion    4 RICs          None
                  ------------------------  1 other account      $0.01 billion                 ----------
                  Steve Schroll                                                                $50,001-
                                                                                               $100,000        (2)          (31)
                  ---------------------------------------------------------------------------------------

                  Paul Stocking(d)          7 RICs               $7.6 billion     5 RICs       $100,001-
                                            1 PIV                $137.49 million  ($7.4 B)     $500,000
                                            2 other              $112.63 million
                                            accounts(f)
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 114

------------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------
     FUND            PORTFOLIO MANAGER            NUMBER           APPROXIMATE    PERFORMANCE  OWNERSHIP    POTENTIAL
                                                 AND TYPE             TOTAL          BASED      OF FUND     CONFLICTS   STRUCTURE OF
                                                OF ACCOUNT*         NET ASSETS    ACCOUNTS(a)    SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value     Warren Spitz                                                                 $100,001-
                                                                                               $500,000
                  ------------------------  4 RICs               $9.19 billion                 ----------
                  Laton Spahr               1 PIV                $0.16 billion    4 RICs       $10,001-
                                            1 other account      $0.01 billion                 $50,000
                  ------------------------                                                     ----------
                  Steve Schroll                                                                $50,001-        (2)          (31)
                                                                                               $100,000
                  ---------------------------------------------------------------------------------------

                  Paul Stocking(d)          7 RICs               $12.6 billion    5 RICs       $50,001-
                                            1 PIV                $137.49 million  ($12.41 B)   $100,000
                                            2 other              $112.63 million
                                            accounts(f)

------------------------------------------------------------------------------------------------------------------------------------
Strategic         Tom Murphy                8 RICs               $6.74 billion                 $10,001-
Allocation                                  4 PIVs               $1.26 billion                 $50,000
                                            22 other             $17.03 billion
                                            accounts(f)
                  --------------------------------------------------------------               ----------
                  Jamie Jackson             12 RICs              $8.72 billion    2 RICs
                                            7 PIVs               $3.16 billion    ($1.26 B);
                                            29 other             $6.68 billion    1 other         None         (2)          (31)
                                            accounts(f)                           account
                                                                                  ($0.098 B)
                  --------------------------------------------------------------               ----------
                  Scott Kirby               11 RICs              $8.9 billion
                                            7 PIVs               $2.32 billion                 $10,001-
                                            44 other             $22.72 billion                $50,000
                                            accounts(f)
                  ------------------------------------------------------------------------------------------------------------------
                  Dimitris Bertsimas        4 RICs               $2.18 billion
                                            6 PIVs               $0.16 billion    4 RICs       Over
                                            8 other              $0.08 billion                 $1,000,000
                                            accounts(f)
                  -----------------------------------------------------------------------------------------
                  Jonathan Calvert          2 RICs               $0.12 billion                 $100,001-       (2)          (31)
                                            6 PIVs               $0.16 billion                 $500,000
                  --------------------------------------------------------------  2 RICs       ----------
                  Gina Mourtnizou           2 RICs               $2.06 billion                 $50,001-
                                            3 other accounts     $0.04 billion                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute          Nicholas Pifer            6 RICs               $6.29 billion    1 other

Return                                      8 PIVs               $0.669 billion   account       None(g)        (2)          (31)
Currency                                    16 other             $4.166 billion   ($0.14 B)
and Income(e)                               accounts(f)

------------------------------------------------------------------------------------------------------------------------------------
Disciplined       Dimitris Bertsimas        8 RICs               $3.2 billion
International                               7 PIVs               $0.246 billion

Equity(e)                                   10 other             $0.223 billion
                                            accounts(f)                                         None(g)        (2)          (31)

                  --------------------------------------------------------------
                  Jonathan Calvert          3 RICs               $1.09 billion
                                            6 PIVs               $0.131 billion
------------------------------------------------------------------------------------------------------------------------------------
Emerging          Julian A.S. Thompson      1 RIC                $226.0 million
Markets                                     3 other accounts     $212.0 million

                  --------------------------------------------------------------                None(o)       (20)          (47)

                  Jules Mort                1 RIC                $226.0 million
                                            1 PIV                $1.428 billion
                                            3 other accounts     $212.0 million
------------------------------------------------------------------------------------------------------------------------------------
Emerging          Nicholas Pifer            6 RICs               $5.543 billion   1 RIC
Markets Bond(n)                             8 PIVs               $0.56 billion    ($0.39 B);

                                            15 other             $4.031 billion   1 other       None(g)        (2)          (31)

                                            accounts(f)                           account
                                                                                  ($0.14 B)
------------------------------------------------------------------------------------------------------------------------------------
European Equity   Dominic Baker             1 PIV                $105.0 million

                  --------------------------------------------------------------                None(o)       (20)          (47)

                  Rob Jones                 None
------------------------------------------------------------------------------------------------------------------------------------
Global Bond       Nicholas Pifer            5 RICs               $4.932 billion   1 RIC
                                            6 PIVs               $496.025         ($36 M);
                                            15 other accounts    million          1 other      $1-$10,000      (2)          (31)
                                                                 $4.202 billion   account
                                                                                  ($142 M)
------------------------------------------------------------------------------------------------------------------------------------
Global Equity     Dominic Rossi             2 RICs               $1.717 billion
                                            1 other account      $604.5 million

                  --------------------------------------------------------------                None(o)       (20)          (47)

                  Stephen Thornber          1 RIC                $122.0 million
                                            1 PIV                $72.0 million
                                            2 other accounts     $93.0 million
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 115

------------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------
     FUND            PORTFOLIO MANAGER            NUMBER           APPROXIMATE    PERFORMANCE  OWNERSHIP    POTENTIAL
                                                 AND TYPE             TOTAL          BASED      OF FUND     CONFLICTS   STRUCTURE OF
                                                OF ACCOUNT*         NET ASSETS    ACCOUNTS(a)    SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
Global            Nina Hughes               1 PIV                $11.437 million                  None       (2),(3)        (31)
Technology
------------------------------------------------------------------------------------------------------------------------------------
International     Columbia WAM:
Aggressive        P. Zachary Egan
Growth            ------------------------  1 RIC                $2.6 billion                     None        (21)          (48)
                  Columbia WAM:
                  Louis J. Mendes
                  ------------------------------------------------------------------------------------------------------------------
                  Principal: John           3 RICs               $1.5 billion

                  Pihlblad(p)               2 other accounts     $437.0 million
                  --------------------------------------------------------------                  None        (22)          (49)
                  Principal: Steven
                  Larson(p)                 1 RIC                $724.9 million

------------------------------------------------------------------------------------------------------------------------------------
International     Boston Company:                                $7.1 billion
Equity            D. Kirk Henry             18 RICs              $8.5 billion
                  ------------------------  9 PIVs               $16.0 billion                    None        (23)          (50)
                  Boston Company:           77 other accounts
                  Clifford A. Smith
                  ------------------------------------------------------------------------------------------------------------------
                  Marisco:                  14 RICs              $4.428 billion                   None        (24)          (51)
                  James G. Gendelman        2 other accounts     $143.8 million
------------------------------------------------------------------------------------------------------------------------------------
International     Alex Lyle                 2 RICs               $1.297 billion
Opportunity                                 25 PIVs              $1.602 billion
                                            2 other accounts     $287.0 million

                  --------------------------------------------------------------                None(o)       (20)          (47)

                  Dominic Rossi             2 RICs               $1.732 billion
                                            1 other account      $604.5 million
------------------------------------------------------------------------------------------------------------------------------------
International     Kevin F. Simms            15 RICs              $6.9 billion
Select Value      ------------------------  11 PIVs              $2.7 billion                     None        (25)          (52)
                  Henry S. D'Auria          152 other            $18.5 billion
                                            accounts
------------------------------------------------------------------------------------------------------------------------------------
International     AIGGIC:                   2 RICs               $369.85 million  2 other

Small Cap         Hans K. Danielsson(q)     5 PIVs               $1.27 billion    accounts
                                            3 other accounts     $294.83 million  ($88.78 M)
                  ---------------------------------------------------------------------------
                  AIGGIC: Chantal           1 RIC                $272.43 million
                  Brennan(q)                1 PIV                $398.5 million
                  --------------------------------------------------------------                  None        (26)          (53)
                  AIGGIC: Ming Hsu(q)       1 RIC                $272.43 million
                                            7 PIVs               $99.96 million
                                            2 other accounts     $275.07 million
                  --------------------------------------------------------------
                  AIGGIC: Noriko Umino(q)   1 RIC                $272.43 million
                                            1 PIV                $3.73 million
                                            3 other accounts     $88.79 million
                  ------------------------------------------------------------------------------------------------------------------
                  Batterymarch:
                  Thomas Linkas(p)
                  ------------------------
                  Batterymarch:
                  Charles F. Lovejoy(p)
                  ------------------------
                  Batterymarch:
                  Guy Bennett(p)
                  ------------------------  14 other accounts    $2.985 billion                   None        (27)          (54)
                  Batterymarch:
                  Christopher W. Floyd(p)
                  ------------------------
                  Batterymarch:
                  Jeremy Knight(p)
                  ------------------------
                  Batterymarch:
                  John Vietz(p)

------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 116

------------------------------------------------------------------------------------------------------------------------------------
                                               OTHER ACCOUNTS MANAGED (excluding the fund)
                                            -------------------------------------------------
     FUND            PORTFOLIO MANAGER            NUMBER           APPROXIMATE    PERFORMANCE  OWNERSHIP    POTENTIAL
                                                 AND TYPE             TOTAL          BASED      OF FUND     CONFLICTS   STRUCTURE OF
                                                OF ACCOUNT*         NET ASSETS    ACCOUNTS(a)    SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------

Mid Cap Growth    John K. Schonberg(r)                                                                         (2)          (31)
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt        Rick LaCoff(s)            8 RICs               $1.72 billion                    None         (2)          (31)

High Income                                 15 PIVs              $8.05 billion
------------------------------------------------------------------------------------------------------------------------------------

Intermediate      Rick LaCoff(s)            8 RICs               $4.87 billion                    None         (2)          (31)

Tax-Exempt                                  15 PIVs              $8.05 billion
------------------------------------------------------------------------------------------------------------------------------------

Tax-Exempt Bond   Rick LaCoff(s)            8 RICs               $4.11 billion                    None         (2)          (31)

                                            15 PIVs              $8.05 billion
------------------------------------------------------------------------------------------------------------------------------------

  *   RIC refers to a Registered Investment Company; PIV refers to a Pooled
      Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) Mr. Bergene has overall accountability for the group that monitors the subadvisers for RiverSource funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

(c)   Ms. Keeley, who serves as Senior Vice President, Fixed Income for
      RiverSource Investments, and Mr. Truscott, who serves as Chief
      Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.


(d)   Mr. Stocking began managing the fund after its last fiscal period end;
      therefore reporting information is as of Aug. 31, 2006.

(e) As of the date of this SAI, the fund had not passed its first fiscal period end, and therefore the portfolio manager reporting information is as of March 31, 2006.


(f) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.


(g) The fund is new and shares were not yet being offered as of the fiscal period end.

(h) As of Oct. 1, 2006, Mr. McVail and Mr. Turner will no longer be managing the Fund. They will be replaced by Tara Hedlund and Jason Schrotberger.

(i)   Primarily managed money/wrap accounts.

(j)   Neither Christopher Davis nor Kenneth Feinberg own any shares of
      Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(k) The portfolio managers began managing the Fund after its last fiscal period end; therefore reporting information is as of June 30, 2006.

(l) The portfolio managers began managing the Fund after its last fiscal period end; therefore reporting information is as of July 31, 2006.

(m)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      The information shown is as of Aug. 31, 2006.


(n) As of the date of this SAI, the fund had not passed its first fiscal period end, and therefore the portfolio manager reporting information is as of Dec. 31, 2005.


(o) The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

(p) The portfolio manager began managing the fund after its last fiscal period end; therefore the reporting information is as of March 31, 2006.

(q) The portfolio manager began managing the fund after its last fiscal period end; therefore the reporting information is as of Dec. 31, 2005.

(r) Mr. Schonberg began managing the fund as of Oct. 17, 2006; therefore reporting information is not yet available.

(s)   Mr. LaCoff began managing the Fund after its last fiscal period end;
      therefore reporting information is as of July 31, 2006.

Statement of Additional Information - Oct. 30, 2006                   Page 117

POTENTIAL CONFLICTS OF INTEREST

(1) Management of Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

      Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each funds-of-fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

      Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

      o The portfolio managers of the underlying funds are under the supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of funds-of-funds assets to or away from the underlying funds.

      o Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

      In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(2) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

      RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


Statement of Additional Information - Oct. 30, 2006                   Page 118

      In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) The management of a portfolio and other accounts by a portfolio manager could result in potential conflicts of interest if the portfolio and other accounts have different objectives, benchmarks and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the portfolio. The portfolio manager and his team manage the portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global Asset Management (Americas) Inc. manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

      If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the portfolio may not be able to take full advantage of that opportunity due to an allocation or filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global Asset Management (Americas) Inc. has adopted procedures for allocating portfolio trades among multiple accounts to provide fair treatment to all accounts.

      The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global Asset Management (Americas) Inc. has adopted Codes of Ethics that govern such personal trading, but there is no assurance that the Codes will adequately address all such conflicts.

(5) As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) To ensure that Essex addresses compliance and control issues, an open dialogue exists between the portfolio managers, the trading desk, and our account services groups. This allows Essex to monitor compliance among these parties to accommodate both our clients' and the firm's investment guidelines. In order to prevent and detect violations, we have the following checks and balances built into our compliance process:

      o     The client service group and the Compliance Officer -- Christopher
            P. McConnell, Co-Chief Executive Officer and Chief Financial Officer -- interpret each compliance restriction.

      o     Portfolio Managers review each trade for appropriateness.

      o Our trading systems are state of the art and have been developed to prevent an inappropriate security or position from being purchased in a portfolio once the system is coded.

      o Our administrative group reviews each trade on a daily basis for reconciliation purposes.

      o Each member of our firm has signed our Code of Ethics policy which outlines authorized trading activity and procedures.


Statement of Additional Information - Oct. 30, 2006                   Page 119

(7) MDTA offers several wealth management models in which their private clients (separately managed accounts) participate. Those offerings which follow the MDT Small Cap Growth strategy include portfolios of investments substantially identical to the portfolio managed for the RiverSource Small Cap Growth Fund ("RSCGF"), which could create certain conflicts of interest. In all cases, MDTA believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising.

(8) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      Kenwood has a fiduciary responsibility to all of the clients for which it manages accounts. Kenwood seeks to provide best execution of all securities transactions. Where possible, security transactions are aggregated and allocated to client accounts in a fair and timely manner. Kenwood has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. In addition to monitoring these policies and procedures, Kenwood monitors compliance with the firm's Code of Ethics and places additional investment restrictions on portfolio managers who manage certain other accounts.

(9) Management of the Income Builder and Retirement Plus Funds-of-Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

      Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

      Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

      o In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder and Retirement Plus Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

      o RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

      o RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.


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

      In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

(10) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

      Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

      For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

      American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

      Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(11) Goldman Sachs Asset Management, L.P. ("GSAM") portfolio managers are often responsible for managing one or more Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.


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

      GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be affected between a Fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

(12) Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The investment professionals primarily responsible for the day-to-day management of the funds ("portfolio managers") generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the funds. The portfolio managers make investment decisions for the funds based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the portfolio managers may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for the fund may vary from the performance of securities purchased for other portfolios. The portfolio managers or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund, or make investment decisions that are similar to those made for the funds, both of which have the potential to adversely impact the funds depending on market conditions. For example, the portfolio managers may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the funds to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the portfolio manager. Finally, the portfolio managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

      Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's portfolio managers. Although Wellington Management does not track the time a portfolio manager spends on a single portfolio, Wellington Management does periodically assess whether a portfolio manager has adequate time and resources to effectively manage the portfolio manager's various client mandates.

(13) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

      o The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.


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

      o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

      o With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

      o Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(14) Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

      Allocation of Limited Time and Attention. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

      Allocation of Limited Investment Opportunities. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the GAMCO Asset Management Inc. (GAMCO) and its affiliates.

      Pursuit of Differing Strategies. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts, which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

      Selection of Broker/Dealers. Because of the portfolio manager's position with Gabelli & Company, Inc., ("Gabelli & Co.") an affiliate of GAMCO that is a registered broker-dealer, and his indirect majority ownership interest in Gabelli & Company, Inc., he may have an incentive to use Gabelli & Co. to execute portfolio transactions for the Fund even if using Gabelli & Co. is not in the best interest of the fund.

      Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of GAMCO's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which GAMCO or its affiliates have investment interests. In Mr. Gabelli's case, GAMCO's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with nonperformance based accounts. In addition, he has investment interests in several of the funds managed by GAMCO and its affiliates. GAMCO and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for GAMCO and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.


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

(15) Conflicts of interest may arise in connection with the investment manager's management of the investments of the relevant fund and the investments of the other accounts. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts Conflicts of interest may arise in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the relevant fund and other accounts with similar investment objectives and policies. A portfolio manager potentially could use information concerning the relevant fund's transactions to the advantage of other accounts and to the detriment of the relevant fund. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the relevant fund. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers' management of the investments of the relevant fund and the investments of the other accounts referenced in the table above.

(16) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

      Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

      Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(17) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

      FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


Statement of Additional Information - Oct. 30, 2006                   Page 124

(18) Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(19) Certain conflicts of interest may arise in connection with the management of multiple portfolios and investment strategies. Potential conflicts include the allocation of investment opportunities across client accounts and the allocation of similar investments across different strategies. MetWest Capital has adopted policies and procedures designed to minimize the effects of these conflicts.

      Responsibility for managing MetWest Capital client portfolios is organized according to investment strategy. All accounts in each strategy are managed to a model portfolio, as specified by the investment team. The investment team implements the model consistently across client portfolios. Consequently, position sizes and industry and sector allocations are similar across our clients' portfolios. Typically, no positions differ from portfolio to portfolio, except in the case of client-imposed restrictions. For such a portfolio, the investment team determines the position(s) that comply with client requirements. This process minimizes the potential for conflicts of interest.

      MetWest Capital's allocation policy allocates all investment opportunities among clients in the fairest possible way, taking into account clients' best interests. We have adopted policies and procedures designed to ensure that allocations do not involve a practice of favoring or disfavoring any strategy, client or group of clients. Account and strategy performance is never a factor in trade allocations. When necessary, we address known conflicts of interests in our trading practices by disclosure to clients and/or in our Form ADV or other appropriate action.

      The decision to buy or sell a position in the model portfolio is based on the direction of the investment team. Once the decision is made, traders prepare the trade "blocks." All participating strategies and client portfolios (those without pending cash flows or prohibited transactions) are block-traded together, typically grouped either by custodian or trade broker according to best-execution practices. Orders are placed to ensure random fills so that no one strategy, client or group of clients is favored or disfavored on a systematic basis.

      Each portfolio manager/client service representative is responsible for reviewing the blocks and implementing all buy and sell orders for his/her accounts, taking into consideration client-specific factors. Both the lead strategist and the portfolio manager/client service representatives review trade reports for all accounts on a daily basis.

(20) Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager's responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

      Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.


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

(21) Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which Columbia WAM believes are faced by investment professionals at most major financial firms. Columbia WAM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

      The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

      o The most attractive investments could be allocated to higher-fee accounts.

      o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

      o The trading of other accounts could be used to benefit higher-fee accounts (front-running).

      o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

      Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the funds.

      A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, Columbia WAM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

      "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia WAM has adopted compliance procedures that provide that any transactions between the funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

      Another potential conflict of interest may arise based on the different investment objectives and strategies of the funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

      A fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.


Statement of Additional Information - Oct. 30, 2006                   Page 126

      The funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

      Columbia WAM or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of a fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

      The funds' portfolio managers may also face other potential conflicts of interest in managing the funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a fund and other accounts. In addition, the funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity.

      The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia WAM, including the funds' portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia WAM and the funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the funds.

(22) The subadviser provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, a subadviser may be required to consider an individual client's existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund's portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which a subadviser purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the subadviser desires to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.

(23)  INTRODUCTION

      A conflict of interest is generally defined as a single person or entity having two or more interests that are inconsistent. The Boston Company Asset Management, LLC ("The Boston Company") has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at The Boston Company.

      These conflicts may include, but are not limited to when a portfolio manager is responsible for the management of more than one account; the potential arises for the portfolio manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.


Statement of Additional Information - Oct. 30, 2006                   Page 127

      This disclosure statement is not intended to cover all of the conflicts that exist within The Boston Company, but rather to highlight the general categories of conflicts and the associated mitigating controls. Other conflicts are addressed within the policies of The Boston Company. Further, the Chief Compliance Officer of The Boston Company shall maintain a Conflicts Matrix that further defines the conflicts specific to The Boston Company.

      NEW INVESTMENT OPPORTUNITIES

      Potential Conflict: A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation.

      o The Boston Company has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

      COMPENSATION

      Potential Conflict: A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if The Boston Company receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager's compensation.

      o The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation.

      INVESTMENT OBJECTIVES

      Potential Conflict: Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account.

      o To mitigate the conflict in this scenario The Boston Company has in places a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.


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

      TRADING

      Potential Conflict: A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that make subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

      o When a portfolio manager intends to trade the same security for more than one account, the policies of The Boston Company generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, The Boston Company will place the order in a manner intended to result in as favorable a price as possible for such client.

      PERSONAL INTEREST

      Potential Conflict: A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

      o All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.

      OUTSIDE DIRECTORSHIP

      Potential Conflict: Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with the Code of Conduct and Mellon Corporate Policy on Outside Directorships and Offices (CPP-805-I). However, in view of the potential conflicts of interest and the possible liability for The Boston Company, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities.

      o In addition to completing the reporting requirements set forth in the Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at The Boston Company in a timely manner.

      PROXY VOTING

      Potential Conflict: Whenever The Boston Company owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of our client accounts.

      o Material conflicts of interest are addressed through the establishment of our parent company's Proxy Committee structure. It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.


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

      PERSONAL TRADING

      Potential Conflict: There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of The Boston Company's clients.

      o Subject to the personal Securities Trading Policy, employees of The Boston Company may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.

      o Consistent with the Securities Trading Policy relating to Investment Employees (which includes all Access Persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that Portfolio Manager.

      SOFT DOLLARS

      Potential Conflict: Use of client commissions to pay for services that benefit The Boston Company and not client accounts.

      o It is the policy of The Boston Company to enter into soft-dollar arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934 and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients. All soft dollar services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved in advance by the Soft Dollar Committee.

      CONSULTANT BUSINESS

      Potential Conflict: Many of our clients retain consulting firms to assist them in selecting investment managers. Some of these consulting firms provide services to both those who hire investment managers (i.e., clients) and to investment management firms. The Boston Company may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business.

      o     The Boston Company does not pay referral fees to consultants.

      GIFTS

      Potential Conflict: Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists.

      The Code of Conduct sets forth broad requirements for accepting gifts and entertainment. The Boston Company's Gift Policy supplements the Code of Conduct and provides further clarification for The Boston Company employees.

      o The Boston Company has established a Gift Policy that supplements the Mellon Code of Conduct. Gifts received with a face value under $100 may be accepted so long as they are not intended to influence. It is imperative that common sense and good judgment be used when accepting gifts in the course of business. For gifts accepted in accordance with the Gift Policy and the Mellon Code of Conduct with a face value over $100, The Boston Company has determined that it is in the best interest of the firm and its employees that any amount over $100 shall be donated to a 501(c)(3) charitable organization of the employee's choice.


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

(24) Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations, and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

      Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

      As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts.

      In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

(25) As an investment adviser and fiduciary, Alliance Capital owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

      Employee Personal Trading

      Alliance Capital has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of Alliance Capital own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, Alliance Capital permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Alliance Capital's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by Alliance Capital. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.


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

      Managing Multiple Accounts for Multiple Clients

      Alliance Capital has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, Alliance Capital's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in the level of assets under management.

      Allocating Investment Opportunities

      Alliance Capital has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at Alliance Capital routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

      Alliance Capital's procedures are also designed to prevent potential conflicts of interest that may arise when Alliance Capital has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance Capital could share in investment gains.

      To address these conflicts of interest, Alliance Capital's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.


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

(26) AIG Global Investment Corp. ("AIGGIC") aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

(27) Actual or potential conflicts may arise in managing the Funds in conjunction with the portfolios of Batterymarch's other clients. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to the Funds.

      Although Batterymarch believes that its compliance policies and procedures are appropriate to prevent or eliminate many potential conflicts of interest between Batterymarch, its related persons and clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary below.

      Allocation of Investment Opportunities
      --------------------------------------

      If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, the Funds may not be able to take full advantage of that opportunity. However, Batterymarch has adopted compliance policies and procedures for such situations.

      Opposite (i.e., Contradictory) Transactions in Securities
      ---------------------------------------------------------

      Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

      In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a "buy" by its stock selection model.

      Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its market neutral portfolios under management, and Batterymarch's market neutral portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients' long-only portfolios differ from the model and rules that are used to manage its market neutral portfolios. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

      Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.


Statement of Additional Information - Oct. 30, 2006                   Page 133

      Personal Securities Transactions
      --------------------------------

      Batterymarch allows its employees to trade in securities that it recommends to advisory clients, including the Funds. Batterymarch's supervised persons (to the extent not prohibited by Batterymarch's Code of Ethics) might buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts. Clients should understand that these activities might create a conflict of interest between Batterymarch, its supervised persons and its clients.

      Batterymarch employees may also invest in mutual funds, including the Funds, which are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds' investment holdings, which is non-public information.

      To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders' interests in the Funds).

      Batterymarch is the investment adviser to a pooled investment vehicle that invests in long and short positions, under a US all capitalization market neutral equity strategy. Certain Batterymarch employees have ownership interests in this fund. Employee ownership of this market neutral fund may create potential conflicts of interest for Batterymarch.

(28) Systematic Financial Management, L.P. is an affiliated firm of Affiliated Managers Group, Inc. (AMG). The AMG Affiliates do not formulate advice for Systematic's clients and do not, in Systematic's view, present any potential conflict of interest with Systematic's clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicle and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. However, Systematic has a variety of internal controls in place that are designed to prevent such conflicts of interest.

(29) During the normal course of managing assets for multiple clients of varying types and asset levels, WEDGE will inevitably encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of its clients. Those of a material nature that are encountered most frequently surround security selection, brokerage selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not negatively impacted by the adverse actions of WEDGE or its employees, WEDGE has implemented a series of policies including its Personal Security Trading Policy, Proxy Voting Policy, Equity Trading Policy, Trading Error Policy, and others designed to prevent and detect conflicts when they occur. WEDGE reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interests of its clients.


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

STRUCTURE OF COMPENSATION

(30) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for RiverSource funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(31) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts*, and by the short term (typically one-year) and long-term (typically three year) pre-tax performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) pre-tax performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. With respect to institutional portfolios managed by Lynn Hopton and Yvonne Stevens, funding for the bonus pool is a percentage of operating profit earned on the institutional portfolios managed by them and institutional portfolio profitability. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers, plus, where applicable, a percentage of performance fees earned on the hedge funds or accounts they support as research analysts*.

      Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the fees charged on their hedge fund investments. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios managed by Lynn Hopton and Yvonne Stevens. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


      * The portfolio managers that currently support funds as research analysts are: Clay Hoes, Julene Melquist and Nina Hughes.

Statement of Additional Information - Oct. 30, 2006                   Page 135

(32) The compensation received by portfolio managers at UBS Global Asset Management includes a base salary and incentive compensation based on the portfolio manager's personal performance.

      UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into four categories:

      o Competitive salary, benchmarked to maintain competitive compensation opportunities.

      o Annual bonus, tied to individual contributions and investment performance.

      o UBS equity awards, promoting company-wide success and employee retention.

      o Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

      Base salary is fixed compensation used to recognize the experience,
      -----------
      skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

      Annual bonuses are strictly and rigorously correlated with performance.
      --------------
      As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and
      3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns our investment professionals' interests with those of UBS Global Asset Management's clients. A portion of each portfolio manager's bonus is based on the performance of each portfolio the portfolio manages as compared to the portfolio's broad-based index over a three-year rolling period.

      UBS AG equity. Senior investment professionals, including each portfolio
      -------------
      manager of the portfolio, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value, and also serves as an effective retention tool as the equity shares typically vest over a number of years.

      Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. UBS Global Asset Management feels that this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

(33) Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

      The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.


Statement of Additional Information - Oct. 30, 2006                   Page 136

(34) The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/pension plan. Second, Essex's professionals receive a year-end bonus based on the portfolio's performance on an absolute basis as well as relative to our peers and benchmarks. Third, Essex offers a competitive benefit package including comprehensive family health coverage.

      Portfolio managers, specifically those that are Principals of the firm, are evaluated on the basis of two components: (1) overall performance of the firm and (2) performance of his or her managed portfolios. Overall performance of the firm is the overriding measure by which Principals are evaluated. A lesser weighting, but certainly one of importance, is the portfolio's performance, which is measured in terms of absolute, benchmark-relative and competitor-relative performance.

      An analyst's evaluation consists of three components: the performance of the portfolio, production/work ethic/communications, and teamwork. The performance of the portfolio is measured in terms of both absolute performance, as well as relative performance to that of the comparative benchmark and peer group. Productivity, work ethic, and communication is very much a qualitative measure and is first and foremost a comprehensive assessment of how individual analysts generate stock ideas. It is an assessment of the number of names that are looked at, knowledge of those names, the frequency with which the analyst's recommendations are incorporated into the portfolio and the analyst's overall preparedness for coverage meetings. Teamwork is another rather qualitative element of the evaluation. It is a measurement of an individual analyst's functioning within the team largely in terms of cooperation, collaboration, and the sharing of ideas. An analyst's evaluation plays a part, in addition to the performance of the overall firm, in determining the size of his or her bonus, which typically ranges from 25% - 150% of base salary.

      Each trader at Essex is evaluated annually by the firm's Chief Executive Officers. The two Chief Executive Officers examine several factors such as: number of errors, obtaining best execution, opinions of our portfolio managers, etc. A trader's performance evaluation contributes to 25%-30% of his or her total pay.

      As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success. We feel that our compensation structure is extremely competitive when compared with other firms in the industry.

      Finally, Essex offers a deferred compensation plan for certain employees by way of granting them a Special Recognition Award.

      Essex maintains a fundamental team approach that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly. Our investment professionals are continuously motivated by our compensation structure, competitive personnel benefit packages, and entrepreneurial-like culture.

(35) MDTA's Chief Investment Officer, David Goldsmith, receives a fixed cash salary that is not based on the performance of MDTA investment strategies. He also receives a cash bonus as part of his compensation that is calculated based on a percentage of total advisory revenue earned by MDTA. MDTA's other investment professionals receive a fixed cash salary and a cash bonus that is calculated based on the performance of MDTA's strategies. The compensation of all of MDTA's investment professionals includes a 401(k) retirement plan. The compensation of all of MDTA's investment professionals with respect to the RSCGF is no different than compensation they receive for services provided to other accounts.

(36) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.


Statement of Additional Information - Oct. 30, 2006                   Page 137

(37) The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

      Base Salary

      Portfolio managers receive base pay in the form of a fixed annual salary.

      Bonus

      A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

      With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. This is the case for the Small Cap Equity Fund.

      In some cases, the performance of a tracking portfolio is not separately considered. Rather, the performance of the policy portfolio is the key metric. This is the case for the Aggressive Growth Fund.

      A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

      A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

      Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

      Restricted Stock Plans

      Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

      Deferred Compensation Plans

      Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


Statement of Additional Information - Oct. 30, 2006                   Page 138

(38) GSAM's Growth Team's (the "Growth Team") compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for its clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures its performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short term gains in its strategies or short term contributions from a portfolio manager in any given year.

      The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and
      (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations.

      The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team. The Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. ("Goldman Sachs") and anticipated compensation levels among competitor firms.

      Other Compensation. In addition to base salary and performance bonus,
      ------------------
      GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including: (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

      Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

(39) The funds pay Wellington Management a fee based on the assets under management of the fund as set forth in the Subadvisory Agreement between Wellington Management and Ameriprise Financial, Inc. with respect to each fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to each fund. The following information relates to the fiscal year ended May 31, 2006.

      Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the portfolio managers includes a base salary and incentive components. The base salary for each portfolio manager who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salary for all other portfolio managers is determined by their experience and performance in their role as portfolio manager. Base salaries for employees are reviewed annually and may be adjusted based on the recommendation of the portfolio manager's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for employees. Each portfolio manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by the portfolio manager and generally each other portfolio managed by such portfolio manager. Each portfolio manager's incentive payment relating to the Funds is linked to the gross pre-tax performance of the Funds compared to the benchmark or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by the portfolio manager, including


Statement of Additional Information - Oct. 30, 2006                   Page 139
      portfolios with performance fees. Portfolio-based incentives across all portfolios managed by a portfolio manager can, and typically do, represent a significant portion of a portfolio manager's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Some portfolio managers are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Mr. Abrams, Boselli and Shilling are partners of the firm.

      ------------------------------------------------------------------
       FUND                         BENCHMARK INDEX AND/OR PEER GROUP
      ------------------------------------------------------------------
      Small Cap Equity Fund         Russell 2000 Index
      ------------------------------------------------------------------
      Fundamental Growth Fund       Russell 1000 Growth Index
      ------------------------------------------------------------------

(40)  Kenneth Feinberg's compensation as a Davis Advisors employee consists of
      (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
      (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.


      Christopher Davis's annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.


(41) Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by GAMCO for managing Select Value Fund. Net revenues are determined by deducting from gross investment management fees paid by the Fund the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby GAMCO will receive only its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by GAMCO for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the GAMCO parent company, GAMCO Investors, Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.

(42) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the portfolio manager's experience, reputation and competitive market rates.


Statement of Additional Information - Oct. 30, 2006                   Page 140

      Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

      Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

(43) All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(44) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

      FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.

(45) In addition to base salary, all of BHMS's portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on the value that they add to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

      In addition, many BHMS employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, and participate in a long-term incentive plan with Old Mutual Asset Management (US), an affiliate of BHMS. Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.


Statement of Additional Information - Oct. 30, 2006                   Page 141

(46) Metropolitan West's compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees' interests with clients' interests. Compensation for investment professionals consists of a base salary, bonus, generous benefits and, in some cases, ownership. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan and profit-sharing plan. For those individuals who do not have an ownership interest in the firm, a material portion of each such professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

      Metropolitan West's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over Metropolitan West's investment horizon (typically two to three years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

      Messrs. Lisenbee and Gleicher are owners of Metropolitan West. As such, their compensation consists of a fixed salary and participation in the firm's profits.

(47) The portfolio manager's compensation as a Threadneedle Investments employee consists of (i) a base salary, (ii) an annual cash bonus, and
      (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to applicable benchmarks. Senior management of Threadneedle Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager's bonus based on his/her performance as an employee. Threadneedle Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company pension plan, comparable to that received by other Threadneedle Investments employees. Depending upon their job level, Threadneedle Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all Threadneedle Investments employees at the same job level.

(48) As of October 31, 2005, the portfolio managers receive all of their compensation from Columbia WAM and its parent company. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and bonus. In addition, Mr. Egan received a distribution in connection with his association with Columbia WAM prior to its acquisition in September 2000 and Columbia WAM's recent performance. Mr. Mendes also participates in a supplemental pool for Columbia WAM employees that was established in connection with the acquisition of Columbia WAM and is based on Columbia WAM's recent performance. Portfolio manager compensation is variable and is based on both security analysis and portfolio management skill, as reflected through investment performance. Security analysis performance is evaluated based on investment results versus benchmarks of assigned coverage areas, industry and country weighting recommendations, achievement of industry and country weighting change mandates, the attainment of consistency across accounts, the magnitude of assets managed and the number of new investment ideas generated. Portfolio management performance is gauged on the pre-tax total return of each fund as measured against the performance of its benchmark index as well as its Lipper peer group. For portfolio managers that manage multiple funds, the performance of each fund is weighted by asset size so that the performance of a larger fund bears more importance on a portfolio manager's compensation than a smaller fund.

      Other factors used to determine portfolio manager compensation include the manager's business building efforts and governance and citizenship. The same factors and approach are applied to a portfolio manager's management of a separate account. Further, salary and bonus amounts were also impacted by Columbia WAM's income growth, revenue growth and growth of assets under management. Base salary amounts are determined according to multiple year performance, whereas bonus amounts are determined largely according to the manager's current year performance.


Statement of Additional Information - Oct. 30, 2006                   Page 142

      A portion of Mr. Egan's compensation is also based on his responsibilities as the director of international research at Columbia WAM.

(49) Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The target incentive for equity portfolio managers ranges from 150% to 350% of actual base earnings, depending on job level.

      o Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.

      o Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).

      o Versus the peer group, incentive payout starts at 49th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 15% of incentive payout is achieved at 49th percentile. No payout is realized if performance is below 50th percentile.

      As a wholly owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

(50) The portfolio managers' cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for the TBCAM Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. Therefore, all bonus awards are based initially on TBCAM's financial performance. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a portfolio manager's range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed.

      For research analysts and other investment professionals, awards are distributed to the respective product teams (in the aggregate) based upon product performance relative to TBCAM-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

      All portfolio managers and analysts are also eligible to participate in the TBCAM Long Term Incentive Plan. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in TBCAM's net income (capped at 20% and with a minimum payout of the Mellon 3 year CD rate).

(51) Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Gendelman's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution.


Statement of Additional Information - Oct. 30, 2006                   Page 143

      Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

      Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors.

      In addition to his salary and bonus, Mr. Gendelman may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

(52) Alliance Capital's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

      (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary (determined at the outset of employment based on level of experience), does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

      (ii) Discretionary incentive compensation in the form of an annual cash bonus: Alliance Capital's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, Alliance Capital considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of Alliance Capital. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. Alliance Capital also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance Capital's leadership criteria.

      (iii) Discretionary incentive compensation in the form of awards under Alliance Capital's Partners Compensation Plan ("deferred awards"):
            Alliance Capital's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance Capital terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of Alliance Capital's clients and mutual fund shareholders with respect to the performance of those mutual funds. Alliance Capital also permits deferred award recipients to allocate


Statement of Additional Information - Oct. 30, 2006                   Page 144
            up to 50% of their award to investments in Alliance Capital's publicly traded equity securities (prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of Alliance Capital's Master Limited Partnership Units).

      (iv)  Contributions under Alliance Capital's Profit Sharing/401(k) Plan:
            The contributions are based on Alliance Capital's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of Alliance Capital.

(53) Compensation for AIGGIC portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

(54) Compensation for Batterymarch investment professionals includes: competitive base salaries; individual performance-based bonuses (based on the investment professionals' added value to the portfolios for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes); corporate profit-sharing; and a non-qualified deferred compensation plan (this plan has a three-year cliff-vesting provision with annual contributions. In order for an employee to receive any contribution, they must remain employed for the full three-year period after the initial award).

      Our compensation structure is highly competitive by current industry standards in terms of base salary and incentive compensation. This is based upon an annual industry-wide survey, to which Batterymarch subscribes, conducted by McLagan Partners.

      A key component at Batterymarch in attracting and retaining key professionals is an environment which promotes continuous learning and sharing. All investment professionals have specific geographic coverage and sector responsibilities and each has responsibility for the success of investment models in these areas. We believe that this concept of "ownership" has contributed significantly to our ability to attract and retain investment professionals.

(55) Ron Mushock and Kevin McCreesh are partners of the firm and co-Portfolio managers for the strategy. Employee-owners receive income distributions scaled to the company's profit margins. Other investment professionals are compensated with both a competitive salary and an annual performance bonus determined by their contribution to our investment process and its results. Other factors influencing the performance bonus include overall growth and profitability of the firm and client service responsibilities. Systematic's ability to offer equity ownership to senior professionals also provides a significant incentive for our investment team. Moreover, Messres. Mushock and McCreesh are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees.

(56) WEDGE's incentive compensation has been structured to reward all professionals for their contribution to the growth and profitability of the firm. General Partners are compensated via a percentage of the firm's net profitability. Other investment professionals' compensation is based on similar criteria including relative short and long-term portfolio performance as compared to both the index and a universe of peer managers.


Statement of Additional Information - Oct. 30, 2006                   Page 145

ADMINISTRATIVE SERVICES AGREEMENT

Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:


           TABLE 21. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE


------------------------------------------------------------------------------------------------------------------------------------
                                                               ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                         -------------------------------------------------------------------------------------------
               FUND                                        $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
                                         $0 - 500,000,000   1,000,000,000     3,000,000,000     12,000,000,000    $12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income      0.080%            0.075%           0.070%             0.060%             0.050%
Disciplined International Equity
Disciplined Small Cap Value
Emerging Markets
Emerging Markets Bond
European Equity
Global Bond
Global Equity
International Aggressive Growth
International Equity
International Opportunity
International Select Value
International Small Cap
Small Cap Advantage
Small Cap Equity
Small Cap Growth
Small Cap Value
Small Company Index
Strategic Allocation
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt                    0.070%            0.065%           0.060%             0.050%             0.040%
Core Bond
Diversified Bond
Floating Rate
High-Yield Bond
Income Opportunities
Inflation Protected
Intermediate Tax-Exempt
Limited Duration Bond
Massachusetts Tax-Exempt
Michigan Tax-Exempt
Minnesota Tax-Exempt
New York Tax-Exempt
Ohio Tax-Exempt
Short Duration U.S. Government
Tax-Exempt Bond
Tax-Exempt High Income
U.S. Government Mortgage
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 146

------------------------------------------------------------------------------------------------------------------------------------
                                                               ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                         -------------------------------------------------------------------------------------------
               FUND                                        $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
                                         $0 - 500,000,000   1,000,000,000     3,000,000,000     12,000,000,000    $12,000,000,001 +
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                        0.060%            0.055%           0.050%             0.040%             0.030%
Balanced
Cash Management
Disciplined Equity
Disciplined Small and Mid Cap Equity
Diversified Equity Income
Dividend Opportunity
Equity Value
Fundamental Growth
Fundamental Value
Global Technology
Growth
Large Cap Equity
Large Cap Value
Mid Cap Growth
Mid Cap Value
Precious Metals
Real Estate
S&P 500 Index
Select Value
Tax-Exempt Money Market
Value
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income              0.020%            0.020%           0.020%             0.020%             0.020%
Income Builder Enhanced Income
Income Builder Moderate Income
Portfolio Builder Aggressive
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate Conservative
Portfolio Builder Total Equity
Retirement Plus 2010
Retirement Plus 2015
Retirement Plus 2020
Retirement Plus 2025
Retirement Plus 2030
Retirement Plus 2035
Retirement Plus 2040
Retirement Plus 2045
------------------------------------------------------------------------------------------------------------------------------------




The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


Statement of Additional Information - Oct. 30, 2006                   Page 147

                         TABLE 22. ADMINISTRATIVE FEES

------------------------------------------------------------------------------------------------------------------------------------
                                                                       ADMINISTRATIVE SERVICES FEES PAID IN              DAILY RATE
                      FUND                                       ------------------------------------------------        APPLIED TO
                                                                     2006              2005               2004          FUND ASSETS
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                     $     51,235      $     13,785(a)            N/A             0.020
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                         17,895             5,969(a)            N/A             0.020
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                             85,545            23,460(a)            N/A             0.020
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                                 104,658            28,002(a)            N/A             0.020
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                                34,371            10,779(a)            N/A             0.020
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                         41,435            10,959(a)            N/A             0.020
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index                                                   861,455           784,439           731,549             0.076
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                         222,321           319,791           324,551             0.060
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                                                          558,514           454,202           451,613             0.056
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                                        50,123            51,848            52,769             0.060
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                   568,712           491,869           371,247             0.078
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                      180,537           224,042           218,131             0.080
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                     130,418            24,630             7,449             0.059
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                     83,643            31,978             6,428             0.060
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                     658,982           458,121           271,928             0.057
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                     1,328,295         1,219,476         1,227,227             0.064
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                               581(b)            N/A               N/A             0.020
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                          1,226(b)            N/A               N/A             0.020
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                          1,394(b)            N/A               N/A             0.020
------------------------------------------------------------------------------------------------------------------------------------
Select Value                                                          443,873           427,460           240,301             0.059
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                        821,082           960,018         1,317,413             0.067
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                      205,335           129,820            88,061             0.080
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                       858,118           824,914           676,121             0.077
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                              172,175           152,145           204,741             0.070
------------------------------------------------------------------------------------------------------------------------------------
Value                                                                 285,079           285,752           228,212             0.060
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                                  658,242           406,110           415,515             0.056
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                            91,341            41,449             2,235(c)          0.060
------------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                     1,741,492         1,016,703         1,171,667             0.050
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                                             133,655            78,241            38,539             0.070
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                                    496,810            29,441             6,521             0.054
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                                    1,143(d)            N/A               N/A             0.060
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                             4,615(e)            N/A               N/A             0.080
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                          46,916(e)            N/A               N/A             0.070
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 148


------------------------------------------------------------------------------------------------------------------------------------
                                                                       ADMINISTRATIVE SERVICES FEES PAID IN              DAILY RATE
                      FUND                                       ------------------------------------------------        APPLIED TO
                                                                     2006              2005               2004          FUND ASSETS
------------------------------------------------------------------------------------------------------------------------------------

Growth                                                              1,791,547         1,370,094         1,523,915             0.051
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                  253,936           164,038            81,849             0.070
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                        169,778            61,197             6,834(f)          0.070
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                    2,119,930           860,387           212,114             0.051
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                        78,248            67,667            41,856             0.060
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                                 133,102            88,881            53,771             0.070
------------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(g)                                              149,235            87,771           100,323             0.070
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                    1,698,244         1,259,427         1,460,195             0.069
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(g)                                            49,506            30,362            37,526             0.070
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(g)                                                 40,475            23,283            30,016             0.070
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(g)                                               286,050           163,503           176,718             0.070
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(g)                                                 57,973            36,031            43,576             0.070
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(g)                                                     40,235            24,486            31,477             0.070
------------------------------------------------------------------------------------------------------------------------------------

                                                                 ------------------------------------------------
                                                                     2005              2004               2003

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                                              524,986           588,644           610,513             0.039
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                           1,216,876           942,358           676,319             0.026
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                         385,071           170,293            58,931             0.050
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                                  383,942           390,084           381,033             0.037
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                       N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                          N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                      351,359           271,857           208,342             0.080
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                     N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
European Equity                                                        75,504            78,835            82,084             0.080
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                           342,324           314,640           311,211             0.079
------------------------------------------------------------------------------------------------------------------------------------
Global Equity                                                         305,907           284,795           304,662             0.079
------------------------------------------------------------------------------------------------------------------------------------
Global Technology                                                     112,326           131,702            93,713             0.060
------------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                       240,889           149,750            94,603             0.080
------------------------------------------------------------------------------------------------------------------------------------
International Equity                                                  127,687            88,536            38,014             0.080
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                             331,818           255,871           239,593             0.080
------------------------------------------------------------------------------------------------------------------------------------
International Select Value                                            861,655           549,050           284,251             0.075
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap                                                74,264            46,103            13,092             0.080
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                                64,053            69,058            65,453             0.070
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                      1,023,124         1,056,445           868,316             0.054
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                       321,037           323,368           371,126             0.069
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                              1,505,060         1,447,459         1,546,469             0.060
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                                42,768            45,528            60,388             0.060
------------------------------------------------------------------------------------------------------------------------------------

(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.


(g)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.


Statement of Additional Information - Oct. 30, 2006                   Page 149

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY AGREEMENT


Each fund has a Transfer Agency Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares.

CLASS A, CLASS B, CLASS C, CLASS D, CLASS E AND CLASS Y. For Class A, Class B, Class C, Class D, Class E and Class Y, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fund will pay on the basis of the relative percentage of net assets of each class of shares, first allocating the base fee (equal to Class A shares) across share classes, and then allocating the incremental per share class fee, based on the number of shareholder accounts. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.


                BALANCED, EQUITY, FUNDS-OF-FUNDS - EQUITY FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:


   Class A      Class B      Class C     Class D     Class E      Class Y
   -------      -------      -------     -------     -------      -------
   $19.50       $20.50       $20.00      $19.50      $19.50       $17.50


         FUNDS-OF-FUNDS - FIXED INCOME, STATE TAX-EXEMPT FIXED INCOME,
              TAXABLE FIXED INCOME, TAX-EXEMPT FIXED INCOME FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:


               Class A        Class B      Class C      Class Y
               -------        -------      -------      -------
               $20.50         $21.50       $21.00       $18.50


                              MONEY MARKET FUNDS

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.


               Class A        Class B      Class C      Class Y
               -------        -------      -------      -------
               $22.00         $23.00       $22.50       $20.00

CLASS W. For Class W, RiverSource Service Corporation will earn a fee from the fund, accrued daily and payable monthly, determined by multiplying the average daily net assets of the applicable class by the annual rate shown below.

               Class W
               -------
                0.20%


In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.


Statement of Additional Information - Oct. 30, 2006                   Page 150

DISTRIBUTION AGREEMENT


RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc. (collectively, the distributor), 70100 Ameriprise Financial Center, Minneapolis, MN 55474, serve as the fund's principal underwriter. The fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.


                  TABLE 23. SALES CHARGES PAID TO DISTRIBUTOR

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 AMOUNT RETAINED AFTER PAYING
                                               SALES CHARGES PAID TO DISTRIBUTOR                COMMISSIONS AND OTHER EXPENSES
                 FUND                      -----------------------------------------------------------------------------------------
                                              2006           2005            2004           2006            2005           2004
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive               $3,095,956     $2,689,735(a)          N/A     $1,116,369      $1,129,812(a)        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                577,821        722,689(a)          N/A        105,590         178,650(a)        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                  4,118,788      3,810,185(a)          N/A      1,075,302       1,309,727(a)        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive       7,078,581      6,114,118(a)          N/A      2,691,706       2,610,071(a)        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative     1,286,540      1,603,913(a)          N/A        274,017         530,042(a)        N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity              1,845,156      1,393,255(a)          N/A        518,093         509,719(a)        N/A
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index                         1,228,665      1,511,932       1,717,480        337,031         554,278       485,006
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                N/A - No            N/A             N/A            N/A             N/A           N/A
                                         sales charge
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                                  645,442        740,741         798,502        116,536         258,954       212,373
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals                               104,779        141,256         146,086         21,277          58,658        46,448
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                           986,996      1,972,996       2,543,371        276,857         774,287       757,410
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                              401,382        636,221       1,140,014        127,479         251,743       371,324
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                              N/A            N/A             N/A            N/A             N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                              N/A            N/A             N/A            N/A             N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                              N/A            N/A             N/A            N/A             N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                              N/A            N/A             N/A            N/A             N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                              N/A            N/A             N/A            N/A             N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                              N/A            N/A             N/A            N/A             N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                              N/A            N/A             N/A            N/A             N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                              N/A            N/A             N/A            N/A             N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                             217,559        166,200         131,508         44,653          72,464        50,690
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                             69,062        109,110          87,619         15,922          43,395        18,759
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                           1,915,417      2,827,644       2,069,259        406,545       1,038,987       633,428
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                             2,479,319      3,295,433       4,885,301        682,596       1,011,136     1,014,719
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                   128,246(b)         N/A             N/A         25,697(b)          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                326,707(b)         N/A             N/A         73,038(b)          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                437,903(b)         N/A             N/A        109,389(b)          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Select Value                                  945,839      1,633,975       2,473,422        213,839         582,671       668,150
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government              1,908,960      3,842,195       8,055,130        482,228       1,629,476     2,236,469
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                              604,021        523,687         687,100        190,699         187,706       199,371
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                             1,616,642      2,787,117       3,415,712        478,093       1,053,640     1,093,404
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                      442,638        631,090       1,414,409         61,137         197,759       322,339
------------------------------------------------------------------------------------------------------------------------------------
Value                                         474,692        836,914       1,098,734         83,140         248,868       257,673
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 151

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 AMOUNT RETAINED AFTER PAYING
                                               SALES CHARGES PAID TO DISTRIBUTOR                COMMISSIONS AND OTHER EXPENSES
                 FUND                      -----------------------------------------------------------------------------------------
                                              2006           2005            2004           2006            2005          2004
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                        1,665,096      1,604,180       1,451,779        207,486         523,080       537,003
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                   598,431        556,465         224,344(c)     180,632         223,572        95,933(c)
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                               718,247        994,923       1,556,245        714,638         993,250     1,554,374
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                     180,034        207,266         243,504         62,588          90,811       169,705
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                            322,731        126,376          64,957         67,609          47,059        13,620
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity            1,760(d)         N/A             N/A            852(d)          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                     6,304(e)         N/A             N/A          1,708(e)          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                 364,914(e)         N/A             N/A       (118,354)(e)         N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth                                      4,553,722      3,540,317       5,194,048        955,528       1,430,279     1,979,434
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                          486,593        891,368       1,008,513        108,764         201,999       268,488
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                326,780        429,879         218,847(f)      47,098          84,033        45,591(f)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                            3,400,059      1,812,939       2,547,239        629,348         723,158       711,343
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                               123,212        196,360         454,971         37,908          71,406       132,559
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                         220,446        393,925         423,604         28,711         115,701       178,177
------------------------------------------------------------------------------------------------------------------------------------


FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(g)                      212,157        218,698         246,897         77,373         111,053        96,481
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                            2,757,988      3,072,387       3,926,269        788,192       1,203,503     1,516,544
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(g)                   107,050         98,324         163,094         45,035          44,188        67,903
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(g)                         54,648         68,367         108,759        (3,556)          20,700        48,877
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(g)                       480,402        463,661         645,851        102,088         141,616       225,724
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(g)                         89,560        134,248         155,512         19,641          63,799        65,578
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(g)                             68,092         55,404         113,361         19,353           9,152        35,469
------------------------------------------------------------------------------------------------------------------------------------

                                           -----------------------------------------------------------------------------------------
                                              2005           2004            2003           2005            2004          2003

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                      501,366        735,450         750,472        168,698         240,733       228,111
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                   9,791,165     10,301,867       3,604,654      2,664,788       2,933,886     1,012,358
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                               3,098,747      2,377,837         655,293        986,793         837,278       149,937
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                        1,083,154        989,579         847,194        244,136         316,545       223,952
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income               N/A            N/A             N/A            N/A             N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                  N/A            N/A             N/A            N/A             N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                              798,990        556,829         243,062     (6,658,875)     (6,660,972)   (2,681,731)
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                             N/A            N/A             N/A            N/A             N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                                   765,438        956,580       1,009,917        390,806         536,364       537,388
------------------------------------------------------------------------------------------------------------------------------------
Global Equity                                 778,062        467,198         437,154        211,977         203,564       196,939
------------------------------------------------------------------------------------------------------------------------------------
Global Technology                             328,770        591,744         543,360         67,485         208,704       150,041
------------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth               816,345        796,060         528,748        282,465         360,944       194,832
------------------------------------------------------------------------------------------------------------------------------------
International Equity                          299,410        456,321         329,351         96,946         175,987        82,777
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity                     873,855        997,517         274,577        244,843         371,845       104,589
------------------------------------------------------------------------------------------------------------------------------------
International Select Value                  3,425,153      3,105,887       1,896,607      1,020,350       1,220,539       527,546
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap                       203,543        324,756          86,270         60,817         115,235        18,806
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 152

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               AMOUNT RETAINED AFTER PAYING
                                               SALES CHARGES PAID TO DISTRIBUTOR              COMMISSIONS AND OTHER EXPENSES
                 FUND                      -----------------------------------------------------------------------------------------
                                              2005           2004            2003           2005            2004          2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                       176,349        306,545         611,983         40,451          86,091       100,008
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                              1,821,533      3,566,760       4,166,089        635,918       1,373,111     1,046,768
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                               371,626        495,541         740,644        107,815         197,028       233,789
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                      2,115,452      3,131,234       4,468,036      2,736,405       1,256,629     1,475,443
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                      N/A - No            N/A             N/A            N/A             N/A           N/A
                                         sales charge
------------------------------------------------------------------------------------------------------------------------------------

(a) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) For the period from March 4, 2004 (when shares became publicly available to June 30, 2004.

(d) For the period from May 18, 2006 (when shares became publicly available) to July 31, 2006.

(e) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.

(f) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.


(g)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      For 2006, the information shown is for the period from July 1, 2005 through Aug. 31, 2006. For years prior to 2006, the fiscal period ended on June 30.


Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

For funds with Class Y shares, except for Cash Management and Retirement Plus funds, the fund pays the distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of average daily net assets for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION


To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund approved a Plan of Distribution (Plan) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays the distributor a fee up to actual expenses incurred at an annual rate as follows:

      FOR FUNDS OTHER THAN MONEY MARKET FUNDS

      The fee is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class:

              Class A      Class B     Class C      Class D     Class W
              -------      -------     -------      -------     -------
               0.25%        1.00%       1.00%        0.25%       0.25%

      For each class, up to 0.75% (up to the total fee if less than 0.75%) is reimbursed for distribution expenses. For Class B and Class C, up to an additional 0.25% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.


      FOR MONEY MARKET FUNDS

      The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.


              Class A      Class B     Class C      Class W
              -------      -------     -------      -------
               0.10%        0.85%       0.75%        0.10%

      For each class, up to 0.75% (up to the total fee if less than 0.75%) is reimbursed for distribution expenses. For Class B, up to an additional 0.10% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders.


Statement of Additional Information - Oct. 30, 2006                   Page 153

FOR ALL FUNDS

Distribution and shareholder servicing expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions may compensate their financial advisors with the distribution and shareholder servicing fees paid to them by the distributor.


Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.


Distribution expenses covered under this Plan include commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation, printing and distribution of advertising and sales literature, personnel, travel, office expense and equipment, and other distribution-related expenses. Shareholder service expenses include costs of establishing and maintaining shareholder accounts and records, assisting with purchase, redemption and exchange requests, arranging for bank wires, monitoring dividend payments from the funds on behalf of shareholders, forwarding certain shareholder communications from funds to shareholders, receiving and responding to inquiries and answering questions regarding the funds, aiding in maintaining the investment of shareholders in the funds and other service-related expenses.

A substantial portion of the expenses are not specifically identified to any one of the RiverSource funds. The fee is not allocated to any one service (such as advertising, compensation to financial intermediaries, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the distributor.

Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.



Statement of Additional Information - Oct. 30, 2006                   Page 154

                             TABLE 24. 12b-1 FEES

------------------------------------------------------------------------------------------------------------------------------------
                    FUND                                           CLASS A           CLASS B           CLASS C              CLASS D
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                                     $    484,308      $    577,276      $     46,390               N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative                                        137,397           287,019            57,771               N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                                            749,024         1,152,301           128,534               N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive                                 997,023         1,133,797           110,329               N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative                               281,878           506,549            84,250               N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity                                        388,326           477,375            40,094               N/A
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index                                                 2,079,181         3,813,752               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                             N/A               N/A               N/A           165,605
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                                                        2,183,812         2,384,097            34,165               N/A
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals                                                       165,867           162,206            17,083               N/A
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage                                                 1,491,995         2,099,561           119,350               N/A
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                                                      350,381           628,494            59,731               N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                                                      N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                     310,563           348,467             9,442               N/A
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth                                                     48,218            73,735             4,838               N/A
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value                                                   1,827,800         2,973,732           185,363               N/A
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                     4,151,744         5,172,801           319,473               N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                                             5,500             6,097               897               N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income                                         12,226            10,395             1,978               N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Moderate Income                                         14,420            10,414             1,572               N/A
------------------------------------------------------------------------------------------------------------------------------------
Select Value                                                        1,285,850         1,804,688           111,631               N/A
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government                                      1,925,517         4,437,987           188,438               N/A
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity                                                      452,722           523,768            39,821               N/A
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value                                                     1,844,040         3,273,190           209,094               N/A
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage                                              365,255           806,733            86,693               N/A
------------------------------------------------------------------------------------------------------------------------------------
Value                                                                 623,643         1,258,485            84,477               N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity                                                2,246,282         2,890,686           139,322               N/A
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                                                           208,160           222,515            11,761               N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Cash Management                                                     3,205,933           820,043            16,368               N/A
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                                                              89,181           122,351             5,692               N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity                                                  1,426,565           427,156            12,242               N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity                                    4,723                45                19               N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value                                            12,475               758                90               N/A
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 155

------------------------------------------------------------------------------------------------------------------------------------
                    FUND                                           CLASS A           CLASS B           CLASS C              CLASS D
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate                                                         123,623            35,196             9,352               N/A
------------------------------------------------------------------------------------------------------------------------------------
Growth                                                              5,852,158         5,574,406           181,214               N/A
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities                                                  504,284           707,566            64,272               N/A
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities                                        242,647           467,215            35,838               N/A
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity                                                    7,096,389         8,048,484           201,664               N/A
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                       170,730           240,605            12,172               N/A
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond                                                 196,674           214,578            15,662               N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(a)                                              523,836           140,403            29,524               N/A
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond                                                    4,646,930         4,653,803           176,643               N/A
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(a)                                           151,946           158,402            12,801               N/A
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(a)                                                143,510            47,220            20,483               N/A
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(a)                                               945,407           460,490            99,688               N/A
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(a)                                                196,654           101,563            14,577               N/A
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(a)                                                    135,648            76,735            19,866               N/A

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                                            2,607,027         1,043,188            30,859               N/A
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income                                           7,657,786        10,740,806           480,884               N/A
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                       1,330,390         1,925,014            93,253               N/A
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation                                                2,265,380           972,773            51,964               N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income                                       N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity                                          N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                                      615,902           837,876            20,597               N/A
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond                                                     N/A               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
European Equity                                                       215,628           357,616            14,910               N/A
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                                                           955,642         1,383,322            46,223               N/A
------------------------------------------------------------------------------------------------------------------------------------
Global Equity                                                         998,361         1,085,962            16,253               N/A
------------------------------------------------------------------------------------------------------------------------------------
Global Technology                                                     332,148           541,521            36,342               N/A
------------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth                                       473,135           538,762            31,073               N/A
------------------------------------------------------------------------------------------------------------------------------------
International Equity                                                  251,971           246,890            15,280               N/A
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity                                             988,705           870,310            24,597               N/A
------------------------------------------------------------------------------------------------------------------------------------
International Select Value                                          2,092,138         2,820,781           147,657               N/A
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap                                               156,292           163,874             7,220               N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt                                               288,204           202,747            76,645               N/A
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                      3,423,983         3,565,125           128,400               N/A
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond                                                     1,609,147           333,246            43,532               N/A
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income                                              9,288,829         2,274,999           255,897               N/A
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market                                               117,570               N/A               N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------


(a)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      The information shown is for the period from July 1, 2005 through Aug.
      31, 2006.


Statement of Additional Information - Oct. 30, 2006                   Page 156

CUSTODIAN AGREEMENT

Custody information varies depending on the fund's investment category. You can find your fund's investment category in Table 1.

FOR BALANCED, EQUITY, FUNDS-OF-FUNDS, TAXABLE MONEY MARKET AND TAXABLE FIXED INCOME FUNDS OTHER THAN DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR STATE TAX-EXEMPT FIXED INCOME, TAX-EXEMPT FIXED INCOME AND TAX-EXEMPT MONEY MARKET FUNDS, AS WELL AS DIVERSIFIED BOND AND HIGH YIELD BOND: The fund's securities and cash are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

FOR ALL FUNDS: The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.


BOARD SERVICES CORPORATION AGREEMENT

Each fund has an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to assist the funds' Board, as the Board may reasonably request, to carry out the legal and fiduciary responsibilities of the Board and its members.


Statement of Additional Information - Oct. 30, 2006                   Page 157

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

               TABLE 25. FUND HISTORY TABLE FOR RIVERSOURCE FUNDS*


------------------------------------------------------------------------------------------------------------------------------------
                                                                     DATE                                    FISCAL
                                                     DATE OF        BEGAN         FORM OF       STATE OF      YEAR
                    FUND**                         ORGANIZATION   OPERATIONS   ORGANIZATION   ORGANIZATION    END     DIVERSIFIED***
------------------------------------------------------------------------------------------------------------------------------------

BOND SERIES, INC.(3)                                 4/29/81,                   Corporation      NV/MN        7/31
                                                    6/13/86(1)
------------------------------------------------------------------------------------------------------------------------------------
   Core Bond Fund                                                  6/19/03                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Floating Rate Fund                                              2/16/06                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Income Opportunities Fund                                       6/19/03                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Inflation Protected Securities Fund                              3/4/04                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Limited Duration Bond Fund                                      6/19/03                                                Yes
------------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA TAX-EXEMPT TRUST                           4/7/86                     Business         MA          8/31
                                                                                 Trust(2)

------------------------------------------------------------------------------------------------------------------------------------
   California Tax-Exempt Fund                                      8/18/86                                                No
------------------------------------------------------------------------------------------------------------------------------------
DIMENSIONS SERIES, INC                               2/20/68,                   Corporation      NV/MN        7/31
                                                    6/13/86(1)
------------------------------------------------------------------------------------------------------------------------------------
   Disciplined Small and Mid Cap Equity Fund                       5/18/06                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Disciplined Small Cap Value Fund                                2/16/06                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SERIES, INC.(3)                   6/27/74,                   Corporation      NV/MN        8/31
                                                    6/31/86(1)
------------------------------------------------------------------------------------------------------------------------------------
   Diversified Bond Fund(4)                                        10/3/74                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
EQUITY SERIES, INC.                                  3/18/57,                   Corporation      NV/MN        11/30
                                                    6/13/86(1)
------------------------------------------------------------------------------------------------------------------------------------
   Mid Cap Growth Fund(5)                                           6/4/57                                                Yes
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 158


------------------------------------------------------------------------------------------------------------------------------------
                                                                     DATE                                    FISCAL
                                                     DATE OF        BEGAN         FORM OF       STATE OF      YEAR
                    FUND**                         ORGANIZATION   OPERATIONS   ORGANIZATION   ORGANIZATION    END     DIVERSIFIED***
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL SERIES, INC.                                  10/28/88                   Corporation       MN          10/31
------------------------------------------------------------------------------------------------------------------------------------
   Absolute Return Currency and Income Fund                        6/15/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Bond Fund                                      2/16/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Fund(6)                                        11/13/96                                               Yes
------------------------------------------------------------------------------------------------------------------------------------
   Global Bond Fund                                                3/20/89                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Global Equity Fund(7),(6)                                       5/29/90                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Global Technology Fund                                          11/13/96                                               No
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT INCOME SERIES, INC.                       3/12/85                    Corporation       MN          5/31
------------------------------------------------------------------------------------------------------------------------------------
   Short Duration U.S. Government Fund(4)                          8/19/85                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Mortgage Fund                                   2/14/02                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD INCOME SERIES, INC.                       8/17/83                    Corporation       MN          5/31
------------------------------------------------------------------------------------------------------------------------------------
   High Yield Bond Fund(4)                                         12/8/83                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
INCOME SERIES, INC.                                  2/10/45;                   Corporation      NV/MN        5/31
                                                    6/13/86(1)
------------------------------------------------------------------------------------------------------------------------------------
   Income Builder Basic Income Fund                                2/16/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Income Builder Enhanced Income Fund                             2/16/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Income Builder Moderate Income Fund                             2/16/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MANAGERS SERIES, INC.(3)                5/9/01                    Corporation       MN          10/31
------------------------------------------------------------------------------------------------------------------------------------
   International Aggressive Growth Fund                            9/28/01                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund(5)                                    10/3/02                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   International Select Value Fund                                 9/28/01                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   International Small Cap Fund                                    10/3/02                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SERIES, INC.                           7/18/84                    Corporation       MN          10/31
------------------------------------------------------------------------------------------------------------------------------------
   Disciplined International Equity Fund                           5/18/06                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   European Equity Fund(6)                                         6/26/00                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   International Opportunity Fund(6),(5)                           11/15/84                                               Yes
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT SERIES, INC.                              1/18/40;                   Corporation      NV/MN        9/30
                                                    6/13/86(1)
------------------------------------------------------------------------------------------------------------------------------------
   Balanced Fund(5)                                                4/16/40                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Diversified Equity Income Fund                                  10/15/90                                               Yes
------------------------------------------------------------------------------------------------------------------------------------
   Mid Cap Value Fund                                              2/14/02                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP SERIES, INC.(3)                            5/21/70,                   Corporation      NV/MN        7/31
                                                    6/13/86(1)
------------------------------------------------------------------------------------------------------------------------------------
   Disciplined Equity Fund(5)                                      4/24/03                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Growth Fund                                                      3/1/72                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Large Cap Equity Fund                                           3/28/02                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Large Cap Value Fund                                            6/27/02                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
MANAGERS SERIES, INC.(3)                             3/20/01                    Corporation       MN          5/31
------------------------------------------------------------------------------------------------------------------------------------
   Aggressive Growth Fund                                          4/24/03                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Fundamental Growth Fund(5)                                      4/24/03                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Fundamental Value Fund                                          6/18/01                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Select Value Fund                                                3/8/02                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Small Cap Equity Fund(5)                                         3/8/02                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Small Cap Value Fund                                            6/18/01                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Value Fund                                                      6/18/01                                                Yes
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 159


------------------------------------------------------------------------------------------------------------------------------------
                                                                     DATE                                    FISCAL
                                                     DATE OF        BEGAN         FORM OF       STATE OF      YEAR
                    FUND**                         ORGANIZATION   OPERATIONS   ORGANIZATION   ORGANIZATION    END     DIVERSIFIED***
------------------------------------------------------------------------------------------------------------------------------------

MARKET ADVANTAGE SERIES, INC.                        8/25/89                    Corporation       MN          1/31
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Conservative Fund                              3/4/04                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Conservative Fund                     3/4/04                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Fund                                  3/4/04                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Moderate Aggressive Fund                       3/4/04                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Aggressive Fund                                3/4/04                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Portfolio Builder Total Equity Fund                              3/4/04                                                No
------------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index Fund                                              10/25/99                                               Yes
------------------------------------------------------------------------------------------------------------------------------------
   Small Company Index Fund                                        8/19/96                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SERIES, INC.                            8/22/75;                   Corporation      NV/MN        7/31
                                                    6/13/86(1)
------------------------------------------------------------------------------------------------------------------------------------
   Cash Management Fund                                            10/6/75                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
RETIREMENT SERIES TRUST                              1/27/06                     Business         MA          4/30
                                                                                 Trust(2)
------------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2010 Fund                                       5/18/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2015 Fund                                       5/18/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2020 Fund                                       5/18/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2025 Fund                                       5/18/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2030 Fund                                       5/18/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2035 Fund                                       5/18/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2040 Fund                                       5/18/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Retirement Plus 2045 Fund                                       5/18/06                                                No
------------------------------------------------------------------------------------------------------------------------------------
SECTOR SERIES, INC.                                  3/25/88                    Corporation       MN          6/30
------------------------------------------------------------------------------------------------------------------------------------
   Dividend Opportunity Fund(8)                                     8/1/88                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Real Estate Fund                                                 3/4/04                                                No
------------------------------------------------------------------------------------------------------------------------------------
SELECTED SERIES, INC.                                10/5/84                    Corporation       MN          3/31
------------------------------------------------------------------------------------------------------------------------------------
   Precious Metals Fund                                            4/22/86                                                No
------------------------------------------------------------------------------------------------------------------------------------

SPECIAL TAX-EXEMPT SERIES TRUST                       4/7/86                     Business         MA          8/31
                                                                                 Trust(2)

------------------------------------------------------------------------------------------------------------------------------------
   Massachusetts Tax-Exempt Fund                                    7/2/87                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Michigan Tax-Exempt Fund                                         7/2/87                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Minnesota Tax-Exempt Fund                                       8/18/86                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   New York Tax-Exempt Fund                                        8/18/86                                                No
------------------------------------------------------------------------------------------------------------------------------------
   Ohio Tax-Exempt Fund                                             7/2/87                                                No
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC ALLOCATION SERIES, INC.(3)                 10/9/84                    Corporation       MN          9/30
------------------------------------------------------------------------------------------------------------------------------------
   Strategic Allocation Fund(5)                                    1/23/85                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
STRATEGY SERIES, INC.                                1/24/84                    Corporation       MN          3/31
------------------------------------------------------------------------------------------------------------------------------------
   Equity Value Fund                                               5/14/84                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Small Cap Growth Fund                                           1/24/01                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
   Small Cap Advantage Fund                                         5/4/99                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT INCOME SERIES, INC.(3)                   12/21/78;                   Corporation      NV/MN        11/30
                                                    6/13/86(1)
------------------------------------------------------------------------------------------------------------------------------------
   Tax-Exempt High Income Fund(5)                                   5/7/79                                                Yes
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 160


------------------------------------------------------------------------------------------------------------------------------------
                                                                     DATE                                    FISCAL
                                                     DATE OF        BEGAN         FORM OF       STATE OF      YEAR
                    FUND**                         ORGANIZATION   OPERATIONS   ORGANIZATION   ORGANIZATION    END     DIVERSIFIED***
------------------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT MONEY SERIES, INC.(3)                     2/29/80,                   Corporation      NV/MN        12/31
                                                    6/13/86(1)
------------------------------------------------------------------------------------------------------------------------------------
   Tax-Exempt Money Market Fund(5)                                  8/5/80                                                Yes
------------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT SERIES, INC.                              9/30/76,                   Corporation      NV/MN        11/30
                                                    6/13/86(1)
------------------------------------------------------------------------------------------------------------------------------------
   Intermediate Tax-Exempt Fund                                    11/13/96                                               Yes
------------------------------------------------------------------------------------------------------------------------------------
   Tax-Exempt Bond Fund                                            11/24/76                                               Yes
------------------------------------------------------------------------------------------------------------------------------------

  *   The RiverSource Variable Portfolio funds are not included in this table.
      Please see the Variable Portfolio funds' SAI for fund history.

 **   Effective Oct. 1, 2005 American Express Funds changed its name to
      RiverSource funds and the names Threadneedle and Partners were removed from fund names.

*** If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with approval of shareholders.

(1)   Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3)   Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to
      RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series,
      Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High
      Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt
      Income Series, Inc.; AXP Managed Series, Inc. changed its name to
      RiverSource Strategic Allocation Series, Inc.; AXP Partners
      International Series, Inc. changed its name to RiverSource International
      Managers Series, Inc.; AXP Partners Series, Inc. changed its name to
      RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc.
      changed its name to RiverSource Tax-Exempt Money Market Series, Inc.;
      and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.

(4)   Effective June 27, 2003, Bond Fund changed its name to Diversified Bond
      Fund, Federal Income Fund changed its name to Short Duration U.S.
      Government Fund and Extra Income Fund changed its name to High Yield
      Bond Fund.

(5)   Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap
      Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt
      High Income Fund, Managed Allocation Fund changed its name to Strategic
      Allocation Fund, Mutual changed its name to Balanced Fund, Partners
      Growth Fund changed its name to Fundamental Growth Fund, Partners
      International Core Fund changed its name to International Equity Fund,
      Partners Small Cap Core Fund changed its name to Small Cap Equity Fund,
      Quantitative Large Cap Equity Fund changed its name to Disciplined
      Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money
      Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund.

(6)   Effective July 9, 2004, Emerging Markets Fund changed its name to
      Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund.

(7)   Effective Oct. 20, 2003, Global Growth Fund changed its name to Global
      Equity Fund.

(8)   Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend
      Opportunity Fund.


Statement of Additional Information - Oct. 30, 2006                   Page 161

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of each fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

                             TABLE 26. BOARD MEMBERS

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------
                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF            PRINCIPAL OCCUPATION
  NAME, ADDRESS, AGE          SERVICE            DURING PAST FIVE YEARS         OTHER DIRECTORSHIPS     COMMITTEE MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz            Board member     Chief Justice, Minnesota Supreme                             Joint Audit,
901 S. Marquette Ave.     since 2006       Court, 1998-2005                                             Investment Review
Minneapolis, MN 55402
Age 52
------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson           Board member     Chair, Board Services Corporation                            Contracts, Executive,
901 S. Marquette Ave.     since 1999       (provides administrative services                            Investment Review,
Minneapolis, MN 55402                      to boards); former Governor of                               Board Effectiveness
Age 72                                     Minnesota
------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn         Board member     Trustee Professor of Economics                               Contracts,
901 S. Marquette Ave.     since 2004       and Management, Bentley College;                             Investment Review
Minneapolis, MN 55402                      former Dean, McCallum Graduate
Age 55                                     School of Business, Bentley
                                           College
------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones             Board member     Attorney and Consultant                                      Joint Audit,
901 S. Marquette Ave.     since 1985                                                                    Board Effectiveness,
Minneapolis, MN 55402                                                                                   Executive,
Age 71                                                                                                  Investment Review
------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind           Board member     Former Managing Director, Shikiar   American Progressive     Board Effectiveness,
901 S. Marquette Ave.     since 2005       Asset Management                    Insurance                Joint Audit,
Minneapolis, MN 55402                                                                                   Investment Review

Age 71

------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.     Board member     President Emeritus and Professor    Valmont Industries,      Contracts,
901 S. Marquette Ave.     since 2002       of Economics, Carleton College      Inc. (manufactures       Investment Review,
Minneapolis, MN 55402                                                          irrigation systems)      Executive,
Age 67                                                                                                  Board Effectiveness
------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia    Board member     Director, Enterprise Asset          Strategic                Contracts,
901 S. Marquette Ave.     since 2004       Management, Inc. (private real      Distribution, Inc.       Executive,
Minneapolis, MN 55402                      estate and asset management         (transportation,         Investment Review
Age 54                                     company)                            distribution and
                                                                               logistics consultants)
------------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor            Board member     President and Chief Executive                                Joint Audit,
901 S. Marquette Ave.     since 2006       Officer, SBLI USA Mutual Life                                Investment Review
Minneapolis, MN 55402                      Insurance Company, Inc.
Age 53                                     since 1999
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby      Board member     Chief Executive Officer,            Hybridon, Inc.           Investment Review,
901 S. Marquette Ave.     since 2002       RiboNovix, Inc. since 2003          (biotechnology);         Contracts
Minneapolis, MN 55402                      (biotechnology); former             American Healthways,
Age 62                                     President, Forester Biotech         Inc. (health
                                                                               management programs)
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 162

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

------------------------------------------------------------------------------------------------------------------------------
                           POSITION HELD
                          WITH FUNDS AND
                             LENGTH OF            PRINCIPAL OCCUPATION
  NAME, ADDRESS, AGE          SERVICE            DURING PAST FIVE YEARS         OTHER DIRECTORSHIPS     COMMITTEE MEMBERSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott**     Board member     President, Ameriprise                                        Investment
53600 Ameriprise          since 2001,      Certificate Company since                                    Review
Financial Center          Vice President   2006; President - U.S. Asset
Minneapolis, MN 55474     since 2002,      Management and Chief
Age 46                    Acting           Investment Officer,
                          President        Ameriprise Financial, Inc.
                          since 2006       and President, Chairman of
                                           the Board and Chief
                                           Investment Officer,
                                           RiverSource Investments, LLC
                                           since 2005; Senior Vice
                                           President - Chief Investment
                                           Officer, Ameriprise
                                           Financial, Inc. and Chairman
                                           of the Board and Chief
                                           Investment Officer,
                                           RiverSource Investments, LLC,
                                           2001-2005
------------------------------------------------------------------------------------------------------------------------------

 * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

** Paula R. Meyer resigned her position as President for the RiverSource funds. Mr. Truscott has been appointed Acting President and will be assuming the responsibilities of President until a permanent replacement for Ms. Meyer is found.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President and Acting President, the fund's other officers are:

                             TABLE 27. FUND OFFICERS

--------------------------------------------------------------------------------------------------------------------------
                                      POSITION HELD WITH FUNDS                      PRINCIPAL OCCUPATION
       NAME, ADDRESS, AGE              AND LENGTH OF SERVICE                       DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                       Treasurer since 2002         Vice President - Investment Accounting, Ameriprise
105 Ameriprise Financial Center                                   Financial, Inc., since 2002; Vice President - Finance,
Minneapolis, MN 55474                                             American Express Company, 2000-2002
Age 51
--------------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                   Vice President since 2004    Executive Vice President - Equity and Fixed Income,
172 Ameriprise Financial Center                                   Ameriprise Financial, Inc. and RiverSource Investments,
Minneapolis, MN 55474                                             LLC since 2006; Vice President - Investments,
Age 42                                                            Ameriprise Certificate Company since 2003; Senior Vice
                                                                  President - Fixed Income, Ameriprise Financial, Inc.,
                                                                  2002-2006 and RiverSource Investments, LLC, 2004-2006;
                                                                  Managing Director, Zurich Global Assets, 2001-2002
--------------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                        Vice President,              President of Board Services Corporation
901 S. Marquette Ave.                General Counsel, and
Minneapolis, MN 55402                Secretary since 1978
Age 68
--------------------------------------------------------------------------------------------------------------------------
Edward S. Dryden*                    Acting Chief Compliance      Chief Compliance Officer, Ameriprise Certificate
1875 Ameriprise Financial Center     Officer since 2006           Company since 2006; Vice President - Asset Management
Minneapolis, MN 55474                                             Compliance, RiverSource Investments, LLC since 2006;
Age 41                                                            Chief Compliance Officer - Mason Street Advisors, LLC,
                                                                  2002-2006
--------------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                       Anti-Money Laundering        Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial Center     Officer since 2004           Ameriprise Financial, Inc., since 2004; Manager
Minneapolis, MN 55474                                             Anti-Money Laundering, Ameriprise Financial, Inc.,
Age 42                                                            2003-2004; Compliance Director and Bank Secrecy Act
                                                                  Officer, American Express Centurion Bank, 2000-2003
--------------------------------------------------------------------------------------------------------------------------

*     Beth E. Weimer resigned her position as Chief Compliance Officer for the
      RiverSource funds. Mr. Dryden has been appointed Acting Chief Compliance
      Officer and will be assuming the responsibilities of Chief Compliance
      Officer until a permanent replacement for Ms. Weimer is found.


Statement of Additional Information - Oct. 30, 2006                   Page 163

RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT

The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

SEVERAL COMMITTEES FACILITATE ITS WORK

Executive Committee -- Acts for the Board between meetings of the Board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the Board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Board Effectiveness Committee -- Recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                          TABLE 28. COMMITTEE MEETINGS

--------------------------------------------------------------------------------------------------------------------
                                                                  JOINT     INVESTMENT       BOARD
                                                    EXECUTIVE     AUDIT       REVIEW     EFFECTIVENESS   CONTRACTS
                 FISCAL PERIOD                      COMMITTEE   COMMITTEE    COMMITTEE     COMMITTEE     COMMITTEE
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31          1           4            5            4              7
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31            0           3            4            3              6
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31              0           3            4            3              6
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30             0           3            4            3              5
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31             1           4            5            4              6
--------------------------------------------------------------------------------------------------------------------

For funds with fiscal period ending August 31           1           4            5            4              6

--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30        2           4            5            6              7
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31          2           4            4            5              7
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30         2           4            5            4              7
--------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31         1           4            5            4              7
--------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 164

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

ALL FUNDS. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of all funds overseen by the Board member.

                  TABLE 29. BOARD MEMBER HOLDINGS* - ALL FUNDS

Based on net asset values as of Dec. 31, 2005

----------------------------------------------------------------------------------------------
                                               AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF
                BOARD MEMBER                         ALL FUNDS OVERSEEN BY BOARD MEMBER
----------------------------------------------------------------------------------------------
Arne H. Carlson                                                Over $100,000
----------------------------------------------------------------------------------------------
Patricia M. Flynn                                              $50,001 - $100,000**
----------------------------------------------------------------------------------------------
Anne P. Jones                                                  Over $100,000
----------------------------------------------------------------------------------------------
Jeffrey Laikind                                                None
----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                          Over $100,000**
----------------------------------------------------------------------------------------------
Catherine James Paglia                                         $50,001 - $100,000
----------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                           Over $100,000
----------------------------------------------------------------------------------------------
William F. Truscott                                            Over $100,000
----------------------------------------------------------------------------------------------

 * Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005 and therefore are not included in the table.

**    Includes deferred compensation invested in share equivalents.

HOLDINGS IN EACH INDIVIDUAL FUND. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2005 of each fund.

               TABLE 30. BOARD MEMBER HOLDINGS* - INDIVIDUAL FUNDS

Based on net asset values as of Dec. 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
          FUND                ------------------------------------------------------------------------------------------------------
                                                                                                             TAUNTON-
                                CARLSON        FLYNN        JONES      LAIKIND      LEWIS        PAGLIA       RIGBY       TRUSCOTT
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return               N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
Currency and Income**
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth             None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Balanced                      None           None        None         None       None         None          None         $50,001-
                                                                                                                         $100,000
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Exempt         None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Cash Management               Over           None        None         None       None         None          None         None
                              $100,000
------------------------------------------------------------------------------------------------------------------------------------
Core Bond                     None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity            $10,001-       None        None         None       None         None          None         $50,001-
                              $50,000                                                                                    $100,000
------------------------------------------------------------------------------------------------------------------------------------
Disciplined International     N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
Equity**
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and         N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
Mid Cap Equity**
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small             N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
Cap Value**
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond              None           None        $10,001-     None       None         None          None         $10,001-
                                                         $50,000                                                         $50,000
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income     None           None        None         None       $10,001-     $10,001-      $10,001-     None
                                                                                 $50,000      $50,000       $50,000
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity          $10,001-       None        None         None       None         None          None         Over
                              $50,000                                                                                    $100,000
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 165

------------------------------------------------------------------------------------------------------------------------------------
                                                          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
          FUND                ------------------------------------------------------------------------------------------------------
                                                                                                             TAUNTON-
                                CARLSON        FLYNN        JONES      LAIKIND      LEWIS        PAGLIA       RIGBY       TRUSCOTT
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets              None           None        None         None       None         None          None         $10,001-
                                                                                                                         $50,000
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond**       N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Equity Value                  None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
European Equity               None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate**               N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth            None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value             $10,001-       None        None         None       None         None          None         None
                              $50,000
------------------------------------------------------------------------------------------------------------------------------------
Global Bond                   None           None        Over         None       None         None          None         None
                                                         $100,000
------------------------------------------------------------------------------------------------------------------------------------
Global Equity                 None           None        $50,001-     None       None         None          None         Over
                                                         $100,000                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
Global Technology             None           None        None         None       None         None          $10,001-     $10,001-
                                                                                                            $50,000      $50,000
------------------------------------------------------------------------------------------------------------------------------------
Growth                        $10,001-       None        Over         None       None         $10,001-      $10,001-     $50,001-
                              $50,000                    $100,000                             $50,000       $50,000      $100,000
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond               None           None        Over         None       None         None          None         $50,001-
                                                         $100,000                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
Basic Income**
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
Enhanced Income**
------------------------------------------------------------------------------------------------------------------------------------
Income Builder                N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
Moderate Income**
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities          None           None        None         None       None         None          None         $10,001-
                                                                                                                         $50,000
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected           None           None        None         None       None         None          None         None
Securities
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt       None           None        None         None       None         None          None         $50,001-
                                                                                                                         $100,000
------------------------------------------------------------------------------------------------------------------------------------
International                 None           None        None         None       None         None          $10,001-     None
Aggressive Growth                                                                                           $50,000
------------------------------------------------------------------------------------------------------------------------------------
International Equity          None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity     None           None        None         None       None         None          None         Over
                                                                                                                         $100,000
------------------------------------------------------------------------------------------------------------------------------------
International Select Value    None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap       None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity              None           None        None         None       None         None          $10,001-     Over
                                                                                                            $50,000      $100,000
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value               None           None        None         None       None         None          $10,001-     $50,001-
                                                                                                            $50,000      $100,000
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond         None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts                 None           None        None         None       None         None          None         Over
Tax-Exempt                                                                                                               $100,000
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt           None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                None           None        None         None       $10,001-     None          None         $50,001-
                                                                                 $50,000                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 166

------------------------------------------------------------------------------------------------------------------------------------
                                                          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
          FUND                ------------------------------------------------------------------------------------------------------
                                                                                                             TAUNTON-
                                CARLSON        FLYNN        JONES      LAIKIND      LEWIS        PAGLIA       RIGBY       TRUSCOTT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                 None           None        None         None       None         None          $10,001-     $10,001-
                                                                                                            $50,000      $50,000
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt          None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt           None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt               None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder             None           None        None         None       None         None          None         None
Aggressive
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder             None           None        None         None       None         None          None         None
Conservative
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate    None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder             None           None        None         None       None         None          None         Over
Moderate Aggressive                                                                                                      $100,000
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder             None           None        None         None       None         None          None         None
Moderate Conservative
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder             None           None        None         None       None         None          None         None
Total Equity
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals               None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Real Estate                   None           None        None         None       None         None          None         $50,001-
                                                                                                                         $100,000
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010**        N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015**        N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020**        N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025**        N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030**        N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035**        N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040**        N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045**        N/A            N/A         N/A          N/A        N/A          N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                 None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Select Value                  $0-            None        None         None       None         None          None         None
                              $10,000
------------------------------------------------------------------------------------------------------------------------------------
Short Duration                None           None        Over         None       None         None          None         None
U.S. Government                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage           None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity              None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth              None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value               None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index           None           None        Over         None       None         None          None         None
                                                         $100,000
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation          $10,001-       $10,001-    None         None       None         None          $10,001-     Over
                              $50,000        $50,000                                                        $50,000      $100,000
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond               None           None        $10,001-     None       None         None          None         None
                                                         $50,000
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income        None           None        None         None       None         None          None         $50,001-
                                                                                                                         $100,000
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 167

------------------------------------------------------------------------------------------------------------------------------------
                                                          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
          FUND                ------------------------------------------------------------------------------------------------------
                                                                                                             TAUNTON-
                                CARLSON        FLYNN        JONES      LAIKIND      LEWIS        PAGLIA       RIGBY       TRUSCOTT
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt                    None           None        None         None       None         None          None         None
Money Market
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage      None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------
Value                         None           None        None         None       None         None          None         None
------------------------------------------------------------------------------------------------------------------------------------

 * Ms. Blatz and Ms. Pryor were not Board members as of Dec. 31, 2005 and therefore are not included in the table.

** The fund is new and shares were not yet being offered as of Dec. 31, 2005.

 Deferred compensation invested in share equivalents:

 A. Flynn   Growth .....................................$10,001-$50,000
            Strategic Allocation .......................$10,001-$50,000
 B. Lewis   Diversified Equity Income ....................Over $100,000
            Emerging Markets ...........................$10,001-$50,000
            International Opportunity ..................$10,001-$50,000

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

                 TABLE 31. BOARD MEMBER COMPENSATION - ALL FUNDS

--------------------------------------------------------------------------------------------------
                                                 TOTAL CASH COMPENSATION FROM RIVERSOURCE FUNDS
                BOARD MEMBER*                                 PAID TO BOARD MEMBER
--------------------------------------------------------------------------------------------------

Kathleen Blatz                                                     $ 75,950
--------------------------------------------------------------------------------------------------
Philip J. Carroll, Jr.**                                                  0
--------------------------------------------------------------------------------------------------
Livio D. DeSimone**                                                       0
--------------------------------------------------------------------------------------------------
Patricia M. Flynn                                                    66,104
--------------------------------------------------------------------------------------------------
Anne P. Jones                                                       135,108
--------------------------------------------------------------------------------------------------
Jeffrey Laikind                                                     116,333
--------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                               119,069
--------------------------------------------------------------------------------------------------
Catherine James Paglia                                               56,508
--------------------------------------------------------------------------------------------------
Vikki L. Pryor                                                       53,417
--------------------------------------------------------------------------------------------------
Alan K. Simpson**                                                   140,208
--------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                136,958

--------------------------------------------------------------------------------------------------

 *    Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation, a company providing administrative services to the funds.
      Board member compensation is a combination of a base fee and meeting fees. No fees or expenses are paid to Board members until the assets of a fund reach $20 million.

**    Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005.
      Mr. DeSimone retired as a member of the Board, effective Sept. 8, 2005.
      Mr. Simpson retired as a member of the Board, effective Sept. 14, 2006.

COMPENSATION FROM EACH FUND. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.



Statement of Additional Information - Oct. 30, 2006                   Page 168

            TABLE 32. BOARD MEMBER* COMPENSATION - INDIVIDUAL FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                                                     AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------------
                 FUND                                                                                                       TAUNTON-
                                        BLATZ  CARROLL** DESIMONE**  FLYNN  JONES  LAIKIND  LEWIS  PAGLIA  PRYOR  SIMPSON**  RIGBY
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive               ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Conservative             ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate                 ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Aggressive      ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative    ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder Total Equity             ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Small Company Index - total                225    1,571      1,238   1,858  1,963     608   2,264   2,008      0    1,808     2,008
  Amount deferred                            0    1,571      1,238     929      0       0     737     225               0         0
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index - total                      167    1,071        838   1,250  1,354     450   1,655   1,400      0    1,200     1,400
  Amount deferred                            0    1,071        838     625      0       0     531     167               0         0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------------
Equity Value - total                       350    1,319      1,003   1,775  1,828     717   2,129   1,875     67    1,725     1,875
  Amount deferred                            0    1,319      1,003     888      0       0     532     400      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Precious Metals - total                    175      919        703   1,150  1,203     442   1,504   1,250      8    1,100     1,250
     Amount deferred                         0      919        703     575      0       0     376     225      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage - total                300    1,253        953   1,650  1,703     650   2,004   1,750     50    1,600     1,750
     Amount deferred                         0    1,253        953     825      0       0     501     350      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth - total                   175      986        753   1,225  1,278     458   1,579   1,325      8    1,175     1,325
     Amount deferred                         0      986        753     613      0       0     395     225      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2010                       ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2015                       ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2020                       ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2025                       ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2030                       ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2035                       ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2040                       ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Retirement Plus 2045                       ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth - total                  392      653        436   1,100  1,153     708   1,453   1,200    225    1,100     1,200
     Amount deferred                         0      653        436     550      0       0     363     442      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Growth - total                 567      903        603   1,567  1,619     967   1,919   1,667    250    1,567     1,667
     Amount deferred                         0      903        603     783      0       0     480     617      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value - total                  633      803        536   1,517  1,569   1,000   1,869   1,617    350    1,517     1,617
     Amount deferred                         0      803        536     758      0       0     467     683      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond - total                    933      903        603   1,933  1,986   1,333   2,286   2,033    517    1,933     2,033
     Amount deferred                         0      903        603     967      0       0     571     983      0        0         0
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 169

------------------------------------------------------------------------------------------------------------------------------------
                                                                     AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------------
                 FUND                                                                                                       TAUNTON-
                                        BLATZ  CARROLL** DESIMONE**  FLYNN  JONES  LAIKIND  LEWIS  PAGLIA  PRYOR  SIMPSON**  RIGBY
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Basic Income                ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income             ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Income Builder Enhanced Income             ***      ***        ***     ***    ***     ***     ***     ***    ***      ***       ***
------------------------------------------------------------------------------------------------------------------------------------
Select Value - total                       508      803        536   1,392  1,444     875   1,744   1,492    275    1,392     1,492
     Amount deferred                         0      803        536     696      0       0     436     558      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Short Duration U.S. Government - total     458      803        536   1,342  1,394     825   1,694   1,442    292    1,342     1,442
Amount deferred                              0      803        536     671      0       0     424     508      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity - total                   375      653        436   1,083  1,136     692   1,436   1,183    208    1,083     1,183
     Amount deferred                         0      653        436     542      0       0     359     425      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value - total                    617      953        636   1,675  1,728   1,033   2,028   1,775    333    1,675     1,775
     Amount deferred                         0      953        636     838      0       0     507     667      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Mortgage - total           383      703        469   1,150  1,203     717   1,503   1,250    200    1,150     1,250
     Amount deferred                         0      703        469     575      0       0     376     433      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Value - total                              425      753        503   1,250  1,303     775   1,603   1,350    225    1,250     1,350
     Amount deferred                         0      753        503     625      0       0     401     475      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
Dividend Opportunity - total               800      803        503   1,700  1,753   1,200   2,003   1,750    500    1,700     1,750
     Amount deferred                         0      803        503     850      0       0     501     850      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - total                        725      594        378   1,375  1,428   1,042   1,678   1,425    558    1,375     1,425
     Amount deferred                         0      594        378     688      0       0     419     775      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
Cash Management - total                  1,875    1,250        600   3,450  3,516   2,675   3,766   3,566  1,342    3,566     3,500
     Amount deferred                         0    1,250        600   1,725      0       0     941   1,991      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Core Bond - total                          558      383        167   1,050  1,116     925   1,366   1,166    392    1,166     1,100
     Amount deferred                         0      383        167     525      0       0     341     674      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Equity - total                 992      383        167   1,483  1,549   1,358   1,799   1,599    825    1,599     1,533
     Amount deferred                         0      383        167     742      0       0     450   1,107      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small and Mid Cap Equity****
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Small Cap Value****
------------------------------------------------------------------------------------------------------------------------------------

Floating Rate - total                      383        0          0     433    549     483     549     449    383      549       383
     Amount deferred                         0        0          0     217      0       0     137     449      0        0         0

------------------------------------------------------------------------------------------------------------------------------------
Growth - total                           1,533      583        267   2,275  2,341   2,000   2,591   2,391  1,250    2,391     2,325
     Amount deferred                         0      583        267   1,138      0       0     648   1,649      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Income Opportunities - total               642      417        183   1,175  1,241   1,025   1,491   1,291    442    1,291     1,225
     Amount deferred                         0      417        183     588      0       0     373     757      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities - total     617      383        167   1,108  1,174     983   1,424   1,224    433    1,224     1,158
     Amount deferred                         0      383        167     554      0       0     356     732      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity - total                 2,917      750        350   3,867  3,932   3,467   4,182   3,982  2,600    3,982     3,917
     Amount deferred                         0      750        350   1,933      0       0   1,046   3,032      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value - total                    558      383        167   1,050  1,116     925   1,366   1,166    392    1,166     1,100
     Amount deferred                         0      383        167     525      0       0     341     674      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration Bond - total              558      383        167   1,050  1,116     925   1,366   1,166    392    1,166     1,100
     Amount deferred                         0        0        167     525      0       0     341     674      0        0         0
------------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 170

------------------------------------------------------------------------------------------------------------------------------------
                                                                     AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------------
                 FUND                                                                                                       TAUNTON-
                                        BLATZ  CARROLL** DESIMONE**  FLYNN  JONES  LAIKIND  LEWIS  PAGLIA  PRYOR  SIMPSON**  RIGBY
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------

California Tax-Exempt(a) - total           567      594        378   1,217  1,385     933   1,635   1,332    400    1,332     1,267
     Amount deferred                         0      594        378     608      0       0     409     682      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Diversified Bond - total                 1,783      750        250   2,783  2,849   2,433   3,099   2,899  1,350    2,899     2,833
     Amount deferred                         0      750        250   1,392      0       0     775   1,899      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Tax-Exempt(a) - total        567      594        378   1,217  1,385     933   1,635   1,332    400    1,332     1,267
     Amount deferred                         0      594        378     608      0       0     409     682      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Michigan Tax-Exempt(a) - total             567      594        378   1,217  1,385     933   1,635   1,332    400    1,332     1,267
     Amount deferred                         0      594        378     608      0       0     409     682      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Tax-Exempt(a) - total            658      678        428   1,408  1,577   1,058   1,827   1,524    458    1,524     1,458
     Amount deferred                         0      678        428     704      0       0     457     774      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Exempt(a) - total             567      594        378   1,217  1,385     933   1,635   1,332    400    1,332     1,267
     Amount deferred                         0      594        378     608      0       0     409     682      0        0         0
------------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(a) - total                 567      594        378   1,217  1,385     933   1,635   1,332    400    1,332     1,267
     Amount deferred                         0      594        378     608      0       0     409     682      0        0         0

------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced - total                                  1,304      1,454   1,300  1,704     N/A   1,905   1,425           1,200     1,500
     Amount deferred                       N/A    1,304      1,454     538      0             660       0    N/A        0         0
------------------------------------------------------------------------------------------------------------------------------------
Diversified Equity Income - total          N/A    1,779      1,929   1,708  2,179     N/A   2,380   1,867    N/A    1,675     1,975
     Amount deferred                              1,779      1,929     725      0             829       0               0         0
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value - total                             1,279      1,429   1,292  1,679     N/A   1,880   1,408           1,175     1,475
     Amount deferred                       N/A    1,279      1,429     538      0             652       0    N/A        0         0
------------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation - total                      1,204      1,354   1,217  1,604     N/A   1,805   1,333           1,100     1,400
     Amount deferred                       N/A    1,204      1,354     500      0             625       0    N/A        0         0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------------
Absolute Return Currency and Income****
------------------------------------------------------------------------------------------------------------------------------------
Disciplined International Equity****
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets - total                          1,104      1,246   1,192  1,504     N/A   1,655   1,300             950     1,300
     Amount deferred                       N/A    1,104      1,246     492      0             569       0    N/A        0         0
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond****
------------------------------------------------------------------------------------------------------------------------------------
European Equity - total                           1,104      1,246   1,192  1,504     N/A   1,655   1,300             950     1,300
     Amount deferred                       N/A    1,104      1,246     492      0             569       0    N/A        0         0
------------------------------------------------------------------------------------------------------------------------------------
Global Bond - total                               1,104      1,246   1,192  1,504     N/A   1,655   1,300             950     1,300
     Amount deferred                       N/A    1,104      1,246     492      0             569       0    N/A        0         0
------------------------------------------------------------------------------------------------------------------------------------
Global Equity - total                             1,104      1,246   1,192  1,504     N/A   1,655   1,300             950     1,300
     Amount deferred                       N/A    1,104      1,246     492      0             569       0    N/A        0         0
------------------------------------------------------------------------------------------------------------------------------------
Global Technology - total                         1,004      1,154   1,100  1,404     N/A   1,555   1,200             850     1,200
     Amount deferred                       N/A    1,004      1,154     450      0             534       0    N/A        0         0
------------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth - total    N/A    1,304      1,429   1,375  1,704     N/A   1,855   1,500    N/A    1,150     1,500
     Amount deferred                              1,304      1,429     575      0             638       0               0         0
------------------------------------------------------------------------------------------------------------------------------------
International Equity - total                      1,104      1,246   1,192  1,504     N/A   1,655   1,300             950     1,300
     Amount deferred                       N/A    1,104      1,246     492      0             569       0    N/A        0         0
------------------------------------------------------------------------------------------------------------------------------------
International Opportunity - total          N/A    1,304      1,429   1,375  1,704     N/A   1,855   1,500    N/A    1,150     1,500
------------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 171

------------------------------------------------------------------------------------------------------------------------------------
                                                                     AGGREGATE COMPENSATION FROM FUND
                                       ---------------------------------------------------------------------------------------------
                 FUND                                                                                                       TAUNTON-
                                        BLATZ  CARROLL** DESIMONE**  FLYNN  JONES  LAIKIND  LEWIS  PAGLIA  PRYOR  SIMPSON**  RIGBY
-----------------------------------------------------------------------------------------------------------------------------------
     Amount deferred                              1,304      1,429     575      0             638       0               0         0
------------------------------------------------------------------------------------------------------------------------------------
International Select Value - total         N/A    1,154      1,296   1,217  1,554     N/A   1,705   1,350    N/A    1,000     1,350
     Amount deferred                              1,154      1,296     492      0             585       0               0         0
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap - total            N/A    1,104      1,246   1,192  1,504     N/A   1,655   1,300    N/A      950     1,300
     Amount deferred                              1,104      1,246     492      0             569       0               0         0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt - total            N/A    1,254      1,038   1,142  1,304     158   1,605   1,300    N/A      900     1,300
     Amount deferred                              1,254      1,038     571      0       0     539       0               0         0
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth - total                     N/A    2,554      2,121   2,333  2,604     267   2,905   2,600           2,200     2,600
     Amount deferred                              2,554      2,121   1,667      0       0     981       0    N/A        0         0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond - total                    N/A    1,654      1,371   1,508  1,704     192   2,005   1,700           1,300     1,700
     Amount deferred                              1,654      1,371     754      0       0     675       0    N/A        0         0
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt High Income - total             N/A    2,154      1,788   1,967  2,204     233   2,505   2,200    N/A    1,800     2,200
     Amount deferred                              2,154      1,788     983      0       0     845       0               0         0
------------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market - total            N/A    1,196        979   1,200  1,304     217   1,605   1,350    N/A      950     1,350
     Amount deferred                              1,196        979     600      0       0     535       0               0         0
------------------------------------------------------------------------------------------------------------------------------------

   *  Arne H. Carlson, Chair of the Board, is compensated by Board Services
      Corporation.

  **  Mr. Carroll retired as a member of the Board, effective Nov. 10, 2005.
      Mr. DeSimone retired as a Board member, effective Sept. 8, 2005. Mr.
      Simpson retired as a member of the Board, effective Sept. 14, 2006.

 *** Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Funds-of-Funds invests.

**** No fees or expenses are paid to Board members until the assets of a fund reach $20 million.


(a)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      The information shown is for the period from July 1, 2005 through Aug.
      31, 2006.


Statement of Additional Information - Oct. 30, 2006                   Page 172

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

        TABLE 33. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of 30 days after the end of the fund's fiscal period:


------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JANUARY 31
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab & Co., Inc.                                                      84.12%
Aggressive            (Charles Schwab) a brokerage Firm
                      in San Francisco, CA
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial, Inc.                                                      15.88%
                      Minneapolis, MN
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  55.17%
Conservative          --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            44.83%
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  68.55%
Moderate              --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                            31.45%
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  84.70%
Moderate              --------------------------------------------------------------------------------------------------------
Aggressive            Ameriprise Financial                                                            15.30%
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  60.34%
Moderate              --------------------------------------------------------------------------------------------------------
Conservative          Ameriprise Financial                                                            39.66%
------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder     Charles Schwab                                                                  93.53%
Total Equity          --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                             6.47%
------------------------------------------------------------------------------------------------------------------------------
Small Company         Charles Schwab                        9.81%
Index                 --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        85.60%
                      Minneapolis, MN
                      --------------------------------------------------------------------------------------------------------
                      Met Life                                                                        11.39%
                      Jersey City, NJ
------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index**       Charles Schwab
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial
------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING MARCH 31
------------------------------------------------------------------------------------------------------------------------------
Equity Value          Ameriprise Financial                                                 100.00%
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        98.35%
                      --------------------------------------------------------------------------------------------------------
                      John C. Mullarkey                                          6.84%
                      Willowbrook, IL
------------------------------------------------------------------------------------------------------------------------------
Precious Metals       Charles Schwab                       14.56%                                     97.62%
                      --------------------------------------------------------------------------------------------------------
                      John E. Bridgman                                           6.78%
                      Minneapolis, MN
                      --------------------------------------------------------------------------------------------------------
                      Richard L. Venable and                                     8.42%
                      Susan Angela Venable
                      Argyle, TX
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                 100.00%
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 173

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------
Small Cap             Charles Schwab                       16.61%                                     99.64%
Advantage             --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.94%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      19.68%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.28%
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.30%
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       21.13%
                      Fund
------------------------------------------------------------------------------------------------------------------------------
Small Cap             Charles Schwab                       14.59%                                     42.27%
Growth                --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    20.04%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      19.78%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           31.91%
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.41%
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       21.14%
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        57.15%
------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING APRIL 30
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus       N/A
2010
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus       N/A
2015
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus       N/A
2020
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus       N/A
2025
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus       N/A
2030
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus       N/A
2035
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus       N/A
2040
------------------------------------------------------------------------------------------------------------------------------
Retirement Plus       N/A
2045
------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING MAY 31
------------------------------------------------------------------------------------------------------------------------------
Aggressive            Charles Schwab                         N/A       N/A        N/A        N/A      82.98%
Growth                --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      19.89%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      19.82%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      32.06%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       5.40%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      21.27%      N/A
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      17.02%
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 174

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------
Fundamental           Charles Schwab                        5.16%      N/A        N/A        N/A      70.33%
Growth                --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      19.91%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      19.80%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      32.05%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       5.40%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      21.30%      N/A
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Taylor Ambe-Crain Partnership,         N/A       N/A      24.66%       N/A       N/A
                      Westlake Vlg, CA
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      29.67%      83.16%*
------------------------------------------------------------------------------------------------------------------------------
Fundamental           Charles Schwab                       14.83%      N/A        N/A        N/A      98.43%
Value                 --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      19.90%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      19.82%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      32.08%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       5.38%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      21.27%      N/A
                      Fund
------------------------------------------------------------------------------------------------------------------------------
High Yield Bond       Charles Schwab                       10.83%      N/A        N/A        N/A      57.14%
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Basic Income            N/A       N/A        N/A      14.23%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Enhanced Income         N/A       N/A        N/A      45.78%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A      39.81%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Met Life Securities, Jersey City,      N/A       N/A        N/A        N/A      42.86%
                      NJ
------------------------------------------------------------------------------------------------------------------------------
Income Builder        Charles Schwab                       27.44%      N/A        N/A        N/A      81.68%
Basic Income          --------------------------------------------------------------------------------------------------------
                      Eugene L. and Tempie C. Drawdy,        N/A       N/A       8.71%       N/A       N/A
                      Hortense, GA
                      --------------------------------------------------------------------------------------------------------
                      Janice C. Jones, Towson, MD            N/A       N/A       8.51%       N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      Paulette Bogdanoff/Daniel Cohen        N/A       N/A       8.45%       N/A       N/A
                      Irrev. Income Trust, Manalapan, NJ
                      --------------------------------------------------------------------------------------------------------
                      Robert D. and Helen F. Galusha,        N/A       N/A       5.76%       N/A       N/A
                      Fonda, NY
                      --------------------------------------------------------------------------------------------------------
                      Frederick Bond Christie, Memphis,      N/A       N/A       5.53%       N/A       N/A
                      TN
                      --------------------------------------------------------------------------------------------------------
                      Dennis Anderson, Londonderry, NH       N/A       N/A       5.16%       N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      18.32%
------------------------------------------------------------------------------------------------------------------------------
Income Builder        Charles Schwab                       40.35%      N/A        N/A        N/A      69.18%
Enhanced Income       --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      30.82%
------------------------------------------------------------------------------------------------------------------------------
Income Builder        Charles Schwab                       41.15%      N/A        N/A        N/A      83.56%
Moderate Income       --------------------------------------------------------------------------------------------------------
                      Alan and Shirley Hodder,               N/A       N/A       7.21%       N/A       N/A
                      Portland, ME
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      16.44%
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 175

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------
Select Value          Charles Schwab                        9.56%      N/A        N/A        N/A      78.83%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      19.85%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      19.71%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      32.30%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       5.31%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      21.24%      N/A
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      21.17%
------------------------------------------------------------------------------------------------------------------------------
Short Duration        Charles Schwab                        9.93%      N/A        N/A        N/A       N/A

U.S. Government       --------------------------------------------------------------------------------------------------------

                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       9.42%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder                      N/A       N/A        N/A      30.12%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A       5.14%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      16.30%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      39.00%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company               N/A       N/A        N/A        N/A      94.03%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity      Charles Schwab                       12.04%      N/A        N/A        N/A      16.65%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      19.88%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      19.74%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      32.03%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       5.39%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      21.38%      N/A
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company               N/A       N/A        N/A        N/A      83.03%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Value       Charles Schwab                       19.99%      N/A        N/A        N/A      94.53%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      19.84%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      19.70%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      32.29%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       5.31%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      21.24%      N/A
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      5.47%
------------------------------------------------------------------------------------------------------------------------------

U.S. Government       Charles Schwab                       16.60%      N/A        N/A        N/A       N/A

Mortgage              --------------------------------------------------------------------------------------------------------
                      Wells Fargo Bank, Minneapolis, MN      N/A       N/A        N/A        N/A      99.83%
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Basic Income            N/A       N/A        N/A      54.44%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Enhanced Income         N/A       N/A        N/A      17.66%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A      27.81%      N/A
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 176

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------
Value                 Charles Schwab                       12.25%      N/A        N/A        N/A      90.86%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      19.90%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      19.81%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      32.07%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       5.40%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      21.30%      N/A
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      9.14%
------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JUNE 30
------------------------------------------------------------------------------------------------------------------------------
Dividend              Charles Schwab                       12.41%      N/A        N/A       N/A      100.00%
Opportunity           --------------------------------------------------------------------------------------------------------
                      Income Builder Basic Income            N/A       N/A        N/A      10.26%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Enhanced Income         N/A       N/A        N/A      13.68%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A      29.02%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      9.24%       N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      9.57%       N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      15.04%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      9.99%       N/A
                      Fund
------------------------------------------------------------------------------------------------------------------------------
Real Estate           Charles Schwab                       12.86%      N/A        N/A       N/A       93.49%
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A       N/A       6.51%       29.63%*
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Enhanced Income         N/A       N/A        N/A      5.60%       N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A      5.84%       N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      14.75%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      23.74%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      29.55%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      12.99%      N/A
                      Fund
------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------
Cash                  Ameriprise Trust Company               N/A       N/A        N/A        N/A      96.52%
Management            --------------------------------------------------------------------------------------------------------
                      Income Builder Basic Income            N/A       N/A        N/A      19.72%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A      28.22%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative         N/A       N/A        N/A      22.71%      N/A
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      24.18%      N/A
                      Conservative Fund
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 177

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------
Core Bond             IDS Life Insurance Company,            N/A       N/A        N/A        N/A      9.30%
                      Minneapolis, MN
                      --------------------------------------------------------------------------------------------------------
                      Charles Schwab                       12.60%      N/A        N/A        N/A      90.70%
                      --------------------------------------------------------------------------------------------------------
                      Jack L. and Joy A. Hershberger,        N/A       N/A       8.03%       N/A       N/A
                      Grand Blanc, MI
                      --------------------------------------------------------------------------------------------------------
                      Frank S. Gregory, Derry, NH            N/A       N/A       6.99%       N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      Constance T. Gerardi,                  N/A       N/A       6.74%       N/A       N/A
                      Libertyville, IL
                      --------------------------------------------------------------------------------------------------------
                      Dorothy J. Hostetler, Hobart, IN       N/A       N/A       5.37%       N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      Troy Crow, Yakima, WA                  N/A       N/A       5.32%       N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative         N/A       N/A        N/A      16.88%      N/A        78.86%*
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      42.21%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      26.93%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       9.67%      N/A
                      Conservative Fund
------------------------------------------------------------------------------------------------------------------------------
Disciplined           Portfolio Builder Aggressive Fund      N/A       N/A        N/A      17.27%      N/A
Equity                --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      17.20%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      28.01%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      18.79%      N/A
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company               N/A       N/A        N/A        N/A      99.24%
------------------------------------------------------------------------------------------------------------------------------
Disciplined Small     Ameriprise Financial                 93.90%     16.02%    100.00%      N/A      85.93%      93.60%*
and Mid Cap           --------------------------------------------------------------------------------------------------------
Equity                Charles Schwab                         N/A       N/A        N/A        N/A      14.07%
                      --------------------------------------------------------------------------------------------------------
                      Caroline and Frank Milano,             N/A      13.08%      N/A        N/A       N/A
                      Massapequa, NY
                      --------------------------------------------------------------------------------------------------------
                      Davida M. Pearson, La Habra, CA        N/A      12.93%      N/A        N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      William R. and Mary R. Nordstrom,      N/A      11.95%      N/A        N/A       N/A
                      Omaha, NE
                      --------------------------------------------------------------------------------------------------------
                      Lynn M. Mc Nish, Eau Claire, WI        N/A      8.89%       N/A        N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      Mario and Vincenza Scotto,             N/A      5.58%       N/A        N/A       N/A
                      Du Bois, PA
                      --------------------------------------------------------------------------------------------------------
                      Harold D. and Charlene R. Vote,        N/A      5.38%       N/A        N/A       N/A
                      Evansville, IN
                      --------------------------------------------------------------------------------------------------------
                      Sandra E. Gibson, Hollywood, FL        N/A      5.33%       N/A        N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      Thomas E. and Gail A. Kushka,          N/A      5.22%       N/A        N/A       N/A
                      Springfield, MA
                      --------------------------------------------------------------------------------------------------------
                      Retirement Plus 2010                   N/A       N/A        N/A       8.78%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Retirement Plus 2020                   N/A       N/A        N/A      15.61%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Retirement Plus 2030                   N/A       N/A        N/A      13.36%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Retirement Plus 2040                   N/A       N/A        N/A      51.70%      N/A
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 178

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------
Disciplined Small     Ameriprise Financial                 84.33%      N/A      33.71%       N/A     100.00%      86.91%*
Cap Value             --------------------------------------------------------------------------------------------------------
                      Brenda W. and David N. Moses,          N/A      6.64%       N/A        N/A       N/A
                      Minneapolis, MN
                      --------------------------------------------------------------------------------------------------------
                      Robert K. and Sandra L. Orr,           N/A      5.36%       N/A        N/A       N/A
                      Springvale, ME
                      --------------------------------------------------------------------------------------------------------
                      Kenneth and Donna Oaks, Bedford,       N/A      5.24%       N/A        N/A       N/A
                      NH
                      --------------------------------------------------------------------------------------------------------
                      Jack M. and Marsha H. Clark,           N/A       N/A      35.25%       N/A       N/A
                      Apple Valley, CA
                      --------------------------------------------------------------------------------------------------------
                      Ernest E. and Carol A. Boyce,          N/A       N/A      15.73%       N/A       N/A
                      Southfield, MI
                      --------------------------------------------------------------------------------------------------------
                      Robert and Lynn M. Schuster,           N/A       N/A      15.31%       N/A       N/A
                      Richardson, TX
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Basic Income            N/A       N/A        N/A      18.60%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Enhanced Income         N/A       N/A        N/A      35.78%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A      45.36%      N/A
------------------------------------------------------------------------------------------------------------------------------
Floating Rate         Charles Schwab                       65.26%      N/A        N/A        N/A      83.11%
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      16.89%
                      --------------------------------------------------------------------------------------------------------
                      Earl and Sue Ellen Barton,             N/A       N/A       5.01%       N/A       N/A
                      Temperance, MI
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Basic Income            N/A       N/A        N/A      11.40%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Enhanced Income         N/A       N/A        N/A      29.15%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Income         N/A       N/A        N/A      34.10%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Aggressive Income       N/A       N/A        N/A       5.14%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Moderate Fund           N/A       N/A        N/A       6.65%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Moderate                N/A       N/A        N/A      11.35%      N/A
                      Aggressive Fund
------------------------------------------------------------------------------------------------------------------------------
Growth                Charles Schwab                        8.01%      N/A        N/A        N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company               N/A       N/A        N/A        N/A      98.77%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      19.90%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      19.67%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      32.17%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       5.19%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      21.17%      N/A
                      Fund
------------------------------------------------------------------------------------------------------------------------------
Income                Charles Schwab                       17.46%      N/A        N/A        N/A      96.85%
Opportunities         --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      12.12%      N/A        27.36%*
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      59.30%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      20.80%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       7.77%      N/A
                      Conservative Fund
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 179

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------
Inflation             Charles Schwab                       17.95%      N/A        N/A        N/A       N/A
Protected             --------------------------------------------------------------------------------------------------------
Securities            IDS Life Insurance Company,            N/A       N/A        N/A        N/A     100.00%
                      Minneapolis, MN
                      --------------------------------------------------------------------------------------------------------
                      Income Builder Moderate                N/A       N/A        N/A       5.67%      N/A        53.97%*
                      Income Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A       5.15%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative         N/A       N/A        N/A       5.03%      N/A
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      31.08%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      37.88%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      10.97%      N/A
                      Conservative Fund
------------------------------------------------------------------------------------------------------------------------------
Large Cap Equity      Ameriprise Trust Company               N/A       N/A        N/A        N/A      91.29%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      19.89%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      19.70%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      32.25%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       5.16%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      21.64%      N/A
                      Fund
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value       Charles Schwab                       14.49%      N/A        N/A        N/A      65.23%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      19.71%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      19.64%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      32.18%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A       5.15%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity         N/A       N/A        N/A      21.86%      N/A
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A      34.77%
------------------------------------------------------------------------------------------------------------------------------
Limited               Charles Schwab                       20.06%      N/A        N/A        N/A      83.70%
Duration Bond         --------------------------------------------------------------------------------------------------------
                      John W. and Cecelia E. Kramar,         N/A       N/A      14.35%       N/A       N/A
                      Hacienda Hgts, CA
                      --------------------------------------------------------------------------------------------------------
                      Michael N. Stanley,                    N/A       N/A       6.62%       N/A       N/A
                      Palm Springs, CA
                      --------------------------------------------------------------------------------------------------------
                      Rita R. and Lawrence E. Dale,          N/A       N/A       5.48%       N/A       N/A
                      Barstow, CA
                      --------------------------------------------------------------------------------------------------------
                      Donald and Elizabeth L. Snow,          N/A       N/A       5.30%       N/A       N/A
                      Derry, NH
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Conservative         N/A       N/A        N/A      41.92%      N/A
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      57.56%      N/A
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Amerprise Financial                    N/A       N/A        N/A        N/A     100.00%      43.28%*
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 180

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING AUGUST 31
------------------------------------------------------------------------------------------------------------------------------

California            Linda A. Wochnik, Sierra Madre, CA     N/A      7.38%       N/A        N/A       N/A
Tax-Exempt(a)         --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A     100.00%
                      --------------------------------------------------------------------------------------------------------
                      Arthur Mendel and Dorothy Mendel       N/A       N/A       8.18%       N/A       N/A
                      as the Trustees of the Dorothy M.
                      Mendel Irrev. Trust, Richmond, CA
------------------------------------------------------------------------------------------------------------------------------
Diversified Bond      Charles Schwab                        6.47%      N/A        N/A        N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company               N/A       N/A        N/A        N/A      96.67%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund      N/A       N/A        N/A      13.09%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund        N/A       N/A        N/A      37.93%      N/A
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      34.23%      N/A
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate             N/A       N/A        N/A      11.87%      N/A
                      Conservative Fund
------------------------------------------------------------------------------------------------------------------------------
Massachusetts         Charles Schwab                        5.73%      N/A        N/A        N/A       N/A
Tax-Exempt(a)         --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A     100.00%
                      --------------------------------------------------------------------------------------------------------
                      June P. Venette and Norman E.          N/A       N/A      15.53%       N/A       N/A
                      Venette as the Trustees of the
                      Norman E. Venette Revocable
                      Trust, Orange, MA
                      --------------------------------------------------------------------------------------------------------
                      Rita Hashem, Tewksbury, MA             N/A       N/A       8.72%       N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      Alphonse A. Di Nardo and               N/A       N/A       7.30%       N/A       N/A
                      Linda Di Nardo, Leominster, MA
                      --------------------------------------------------------------------------------------------------------
                      Kevin H. and Nancy A. Aiken,           N/A       N/A       6.94%       N/A       N/A
                      Athol, MA
                      --------------------------------------------------------------------------------------------------------
                      Charles M. and Carol A. Breau,         N/A       N/A       6.51%       N/A       N/A
                      Clinton, MA
                      --------------------------------------------------------------------------------------------------------
                      Lillian R. Sanford, Haverhill, MA      N/A       N/A       6.48%       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------
Michigan              Ameriprise Financial                   N/A       N/A        N/A        N/A     100.00%
Tax-Exempt(a)         --------------------------------------------------------------------------------------------------------
                      Donald E. Baker and Stephen E.         N/A      5.95%       N/A        N/A       N/A
                      Baker, Dearborn Hts, MI
                      --------------------------------------------------------------------------------------------------------
                      Chester V. Mysliwiec and               N/A      5.73%       N/A        N/A       N/A
                      Rose M. Mysliwiec as the Trustees
                      of the Rose M. Mysliwiec Living
                      Trust, Grand Rapids, MI
                      --------------------------------------------------------------------------------------------------------
                      Barry J. Fishman and                   N/A       N/A       7.52%       N/A       N/A
                      Teresa A. McMahon, as Trustees
                      for the Barry J. Fishman Living
                      Trust, Ann Arbor, MI
                      --------------------------------------------------------------------------------------------------------
                      Francis D. and Isabel S. Kinser,       N/A       N/A       5.63%       N/A       N/A
                      Waterford, MI
                      --------------------------------------------------------------------------------------------------------
                      Carl L. and Marian A. Beaver,          N/A       N/A       5.57%       N/A       N/A
                      Riga, MI
                      --------------------------------------------------------------------------------------------------------
                      Lorne R. and Vivian T. Trainor,        N/A       N/A       5.38%       N/A       N/A
                      Erie, MI
------------------------------------------------------------------------------------------------------------------------------
Minnesota             Ameriprise Financial                   N/A       N/A        N/A        N/A     100.00%
Tax-Exempt(a)
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 181

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------

New York              Charles Schwab                        5.48%      N/A        N/A        N/A       N/A
Tax-Exempt(a)         --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                   N/A       N/A        N/A        N/A     100.00%
                      --------------------------------------------------------------------------------------------------------
                      Charles D. Adler and Judith E.         N/A       N/A       7.23%       N/A       N/A
                      Adler, New York, NY
                      --------------------------------------------------------------------------------------------------------
                      Ena S. Ryan, Brooklyn, NY              N/A       N/A       5.31%       N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      Arthur Ezersky and Sandra              N/A       N/A       5.01%       N/A       N/A
                      Ezersky, Woodbury, NY
------------------------------------------------------------------------------------------------------------------------------
Ohio Tax-Exempt(a)    Ameriprise Financial                   N/A       N/A        N/A        N/A     100.00%
                      --------------------------------------------------------------------------------------------------------
                      Richard L. Sears, Parma, OH            N/A       N/A       8.21%       N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      Joseph A. Sears, Berea, OH             N/A       N/A       8.21%       N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      James N. Sears, Columbus, OH           N/A       N/A       8.21%       N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      David A. Sears, Brunswick, OH          N/A       N/A       5.82%       N/A       N/A
                      --------------------------------------------------------------------------------------------------------
                      George and Ophelia M. Hill,            N/A       N/A       5.40%       N/A       N/A
                      Cincinnati, OH

------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------
Balanced              Ameriprise Trust Company                                                        99.75%
------------------------------------------------------------------------------------------------------------------------------
Diversified Equity    Charles Schwab                       14.71%
Income                --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.55%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.65%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.82%
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.94%
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.24%
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        48.32%
                      --------------------------------------------------------------------------------------------------------
                      Wells Fargo Bank, Minneapolis, MN                                               26.69%
                      --------------------------------------------------------------------------------------------------------
                      Holland American Life,                                                          18.68%
                      Minneapolis, MN
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value         Charles Schwab                       23.23%                                     98.04%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.70%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.63%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.79%
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.15%
                      Fund
------------------------------------------------------------------------------------------------------------------------------
Strategic             Ameriprise Trust Company                                                        86.71%
Allocation            --------------------------------------------------------------------------------------------------------
                      Charles Schwab                                                                  10.88%
------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING OCTOBER 31
------------------------------------------------------------------------------------------------------------------------------
Absolute Return       N/A
Currency and
Income
------------------------------------------------------------------------------------------------------------------------------
Disciplined           N/A
International
Equity
------------------------------------------------------------------------------------------------------------------------------


Statement of Additional Information - Oct. 30, 2006                   Page 182

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------
Emerging              Charles Schwab & Co., Inc.           12.32%                                     21.62%
Markets               a brokerage firm
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.93%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.98%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           33.61%
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.86%
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.56%
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        78.38%
------------------------------------------------------------------------------------------------------------------------------
Emerging              N/A
Markets
Bond
------------------------------------------------------------------------------------------------------------------------------
European Equity       Charles Schwab & Co., Inc.           13.65%                                     83.54%
                      a brokerage firm
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                100.00%     16.46%
                      --------------------------------------------------------------------------------------------------------
                      Marilyn O. Matthews Trust,                                 6.66%
                      Pasadena, CA
------------------------------------------------------------------------------------------------------------------------------
Global Bond           Charles Schwab & Co., Inc.           17.78%                                    100.00%
                      a brokerage firm
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                     7.35%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      33.94%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           43.77%
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           13.63%
                      Conservative Fund
------------------------------------------------------------------------------------------------------------------------------
Global Equity         Charles Schwab & Co., Inc.            9.77%
                      a brokerage firm
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        91.14%
                      --------------------------------------------------------------------------------------------------------
                      Met Life Securities, Inc.,                                                       6.60%
                      Jersey City, NJ
------------------------------------------------------------------------------------------------------------------------------
Global                Charles Schwab & Co., Inc.           11.28%                                      8.47%
Technology            a brokerage firm
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        91.41%
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                100.00%
------------------------------------------------------------------------------------------------------------------------------
International         Charles Schwab & Co., Inc.           12.26%                                     96.77%
Aggressive            a brokerage firm
Growth                --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.54%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.56%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.71%
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.36%
                      Fund
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 183

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------
International         Ameriprise Financial                 10.60%                                     16.12%      34.62%*
Equity                --------------------------------------------------------------------------------------------------------
                      Charles Schwab & Co., Inc.            9.95%                                     83.88%
                      a brokerage firm
                      --------------------------------------------------------------------------------------------------------
                      Daniel and Linda L. Miklovic,                              5.64%
                      St. Louis, MO
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.54%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.72%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.85%
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.85%
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.18%
                      Fund
------------------------------------------------------------------------------------------------------------------------------
International         Charles Schwab & Co., Inc.           13.25%                                     91.29%
Opportunity           a brokerage firm
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.62%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.37%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.56%
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.91%
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.55%
                      Fund
                      --------------------------------------------------------------------------------------------------------
                      Met Life, Jersey City, NJ                                                       8.71%
------------------------------------------------------------------------------------------------------------------------------
International         Charles Schwab & Co., Inc.           18.74%                                     98.10%
Select Value          a brokerage firm
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.50%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.58%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.74%
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.89%
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.34%
                      Fund
------------------------------------------------------------------------------------------------------------------------------
International         Charles Schwab & Co., Inc.           14.80%                                     79.44%
Small Cap             a brokerage firm
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                 15.62%                                     20.56%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.35%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.51%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.44%
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            6.15%
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.20%
                      Fund
------------------------------------------------------------------------------------------------------------------------------



Statement of Additional Information - Oct. 30, 2006                   Page 184

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERCENT OF
                                                                                                                    FUND
                              SHAREHOLDER NAME,                                                                 (if greater
        FUND                   CITY AND STATE              CLASS A   CLASS B    CLASS C    CLASS I   CLASS Y      than 25%)
------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING NOVEMBER 30
------------------------------------------------------------------------------------------------------------------------------
Intermediate          Charles Schwab                       10.63%
Tax-Exempt            --------------------------------------------------------------------------------------------------------
                      Ameriprise Financial                                                           100.00%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth        Charles Schwab                        6.39%
                      --------------------------------------------------------------------------------------------------------
                      Ameriprise Trust Company                                                        92.43%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Aggressive Fund                                    19.67%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate Fund                                      20.48%
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                           32.47%
                      Aggressive Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Moderate                                            5.81%
                      Conservative Fund
                      --------------------------------------------------------------------------------------------------------
                      Portfolio Builder Total Equity                                       19.81%
                      Fund
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond       Ameriprise Financial                                                           100.00%
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt            Ameriprise Financial                                                           100.00%
High Income
------------------------------------------------------------------------------------------------------------------------------
FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt            None
Money Market
------------------------------------------------------------------------------------------------------------------------------

 * Combination of Ameriprise Financial initial capital and affiliated funds-of-funds' investments in Class I shares.

** Charles Schwab holds of record 100% of Class D shares and 16.67% of Class E shares and Ameriprise Trust Company holds 83.25% of Class E shares.


(a)   The fund changed its fiscal year end in 2006 from June 30 to Aug. 31.
      The information shown is as of Aug. 31, 2006.


A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of other RiverSource funds (the underlying funds). The underlying funds and the funds-of-funds share the same officers, directors, and investment manager, RiverSource Investments. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Ameriprise Financial or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the funds-of-funds, may be deemed a beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by Ameriprise Financial or an affiliate represent more than 25% of a fund, RiverSource Investments and its affiliated companies may be deemed to control the fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.



Statement of Additional Information - Oct. 30, 2006                   Page 185

                                                                    APPENDIX A

                            DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

      o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      o     Nature of and provisions of the obligation.

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay



Statement of Additional Information - Oct. 30, 2006                   Page 186
principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



Statement of Additional Information - Oct. 30, 2006                   Page 187

FITCH'S LONG-TERM DEBT RATINGS

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

INVESTMENT GRADE

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.



Statement of Additional Information - Oct. 30, 2006                   Page 188

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.



Statement of Additional Information - Oct. 30, 2006                   Page 189

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.



Statement of Additional Information - Oct. 30, 2006                   Page 190

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S:Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.



Statement of Additional Information - Oct. 30, 2006                   Page 191

                                                                    APPENDIX B

                            STATE TAX-EXEMPT FUNDS
                              STATE RISK FACTORS

California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of funds' shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state's economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

      o the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

      o     natural disasters and ecological or environmental concerns;

      o the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes;

      o the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

      o economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.



Statement of Additional Information - Oct. 30, 2006                   Page 192

                                                                    APPENDIX C

                              S&P 500 INDEX FUND

                ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                                                              S-6500 N (10/06)


Statement of Additional Information - Oct. 30, 2006                   Page 193